UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended August 31, 2026:

John Hancock Lifetime Blend Portfolios
  John Hancock 2070 Lifetime Blend Portfolio
  John Hancock 2065 Lifetime Blend Portfolio
  John Hancock 2060 Lifetime Blend Portfolio
  John Hancock 2055 Lifetime Blend Portfolio
  John Hancock 2050 Lifetime Blend Portfolio
  John Hancock 2045 Lifetime Blend Portfolio
  John Hancock 2040 Lifetime Blend Portfolio
  John Hancock 2035 Lifetime Blend Portfolio
  John Hancock 2030 Lifetime Blend Portfolio
  John Hancock 2025 Lifetime Blend Portfolio
  John Hancock 2020 Lifetime Blend Portfolio
  John Hancock 2015 Lifetime Blend Portfolio
  John Hancock 2010 Lifetime Blend Portfolio

John Hancock Lifestyle Blend Portfolios
  John Hancock Lifestyle Blend Aggressive Portfolio
  John Hancock Lifestyle Blend Growth Portfolio
  John Hancock Lifestyle Blend Balanced Portfolio
  John Hancock Lifestyle Blend Moderate Portfolio
  John Hancock Lifestyle Blend Conservative Portfolio

John Hancock 2070 Lifetime Blend Portfolio
Class 1/JHOBX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class 1/JHOBX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2070 Lifetime Blend Portfolio (Class 1/JHOBX) returned 21.36% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2070 Lifetime Blend Portfolio (Class 1/JHOBX)	21.36%	28.09%
S&P 500 Index	20.38%	29.87%
S&P Target Date 2065+ Index	20.62%	27.57%
John Hancock 2070 Lifetime Index	22.43%	29.86%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$9,934,815
Total number of portfolio holdings	15
Total advisory fees paid (net)	$0
Portfolio turnover rate	68%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	57.4%
Fixed income	4.4%
Unaffiliated investment companies	37.8%
Equity	37.8%
U.S. Government and Agency obligations	0.3%
U.S. Government	0.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

494A-1

8/26

10/26

John Hancock 2070 Lifetime Blend Portfolio

John Hancock 2070 Lifetime Blend Portfolio
Class A/JHOAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class A/JHOAX)	$45	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2070 Lifetime Blend Portfolio (Class A/JHOAX) returned 20.91% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2070 Lifetime Blend Portfolio (Class A/JHOAX)	14.83%	22.88%
2070 Lifetime Blend Portfolio (Class A/JHOAX)—excluding sales charge	20.91%	27.66%
S&P 500 Index	20.38%	29.87%
S&P Target Date 2065+ Index	20.62%	27.57%
John Hancock 2070 Lifetime Index	22.43%	29.86%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$9,934,815
Total number of portfolio holdings	15
Total advisory fees paid (net)	$0
Portfolio turnover rate	68%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	57.4%
Fixed income	4.4%
Unaffiliated investment companies	37.8%
Equity	37.8%
U.S. Government and Agency obligations	0.3%
U.S. Government	0.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

494A-A

8/26

10/26

John Hancock 2070 Lifetime Blend Portfolio

John Hancock 2070 Lifetime Blend Portfolio
Class R6/JHODX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class R6/JHODX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2070 Lifetime Blend Portfolio (Class R6/JHODX) returned 21.48% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2070 Lifetime Blend Portfolio (Class R6/JHODX)	21.48%	28.19%
S&P 500 Index	20.38%	29.87%
S&P Target Date 2065+ Index	20.62%	27.57%
John Hancock 2070 Lifetime Index	22.43%	29.86%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$9,934,815
Total number of portfolio holdings	15
Total advisory fees paid (net)	$0
Portfolio turnover rate	68%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	57.4%
Fixed income	4.4%
Unaffiliated investment companies	37.8%
Equity	37.8%
U.S. Government and Agency obligations	0.3%
U.S. Government	0.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889430
494A-R6
8/26
10/26
John Hancock 2070 Lifetime Blend Portfolio

John Hancock 2065 Lifetime Blend Portfolio
Class 1/JAAFX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class 1/JAAFX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class 1/JAAFX) returned 21.23% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2065 Lifetime Blend Portfolio (Class 1/JAAFX)	21.23%	9.46%	13.70%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$194,442,485
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

478A-1

8/26

10/26

John Hancock 2065 Lifetime Blend Portfolio

John Hancock 2065 Lifetime Blend Portfolio
Class A/JHBLX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class A/JHBLX)	$45	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class A/JHBLX) returned 20.85% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2065 Lifetime Blend Portfolio (Class A/JHBLX)	14.79%	7.95%	12.36%
2065 Lifetime Blend Portfolio (Class A/JHBLX)—excluding sales charge	20.85%	9.06%	13.34%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$194,442,485
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

478A-A

8/26

10/26

John Hancock 2065 Lifetime Blend Portfolio

John Hancock 2065 Lifetime Blend Portfolio
Class R6/JAAKX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class R6/JAAKX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class R6/JAAKX) returned 21.29% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2065 Lifetime Blend Portfolio (Class R6/JAAKX)	21.29%	9.50%	13.73%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$194,442,485
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

478A-R6

8/26

10/26

John Hancock 2065 Lifetime Blend Portfolio

John Hancock 2060 Lifetime Blend Portfolio
Class 1/JRODX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class 1/JRODX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class 1/JRODX) returned 21.27% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2060 Lifetime Blend Portfolio (Class 1/JRODX)	21.27%	9.46%	11.55%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$448,764,308
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

464A-1

8/26

10/26

John Hancock 2060 Lifetime Blend Portfolio

John Hancock 2060 Lifetime Blend Portfolio
Class A/JHBKX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class A/JHBKX)	$45	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class A/JHBKX) returned 20.84% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2060 Lifetime Blend Portfolio (Class A/JHBKX)	14.77%	7.94%	10.77%
2060 Lifetime Blend Portfolio (Class A/JHBKX)—excluding sales charge	20.84%	9.06%	11.34%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$448,764,308
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

464A-A

8/26

10/26

John Hancock 2060 Lifetime Blend Portfolio

John Hancock 2060 Lifetime Blend Portfolio
Class R4/JHIKX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class R4/JHIKX)	$29	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class R4/JHIKX) returned 20.94% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2060 Lifetime Blend Portfolio (Class R4/JHIKX)	20.94%	9.22%	11.37%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%

Class R4 shares were first offered on 4-6-17. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$448,764,308
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

464A-R4

8/26

10/26

John Hancock 2060 Lifetime Blend Portfolio

John Hancock 2060 Lifetime Blend Portfolio
Class R6/JIEHX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class R6/JIEHX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class R6/JIEHX) returned 21.25% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2060 Lifetime Blend Portfolio (Class R6/JIEHX)	21.25%	9.49%	11.60%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$448,764,308
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

464A-R6

8/26

10/26

John Hancock 2060 Lifetime Blend Portfolio

John Hancock 2055 Lifetime Blend Portfolio
Class 1/JLKZX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class 1/JLKZX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class 1/JLKZX) returned 21.24% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class 1/JLKZX)	21.24%	9.45%	11.54%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$702,914,370
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

450A-1

8/26

10/26

John Hancock 2055 Lifetime Blend Portfolio

John Hancock 2055 Lifetime Blend Portfolio
Class A/JHBJX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class A/JHBJX)	$45	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class A/JHBJX) returned 20.85% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class A/JHBJX)	14.84%	7.95%	10.77%
2055 Lifetime Blend Portfolio (Class A/JHBJX)—excluding sales charge	20.85%	9.06%	11.34%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$702,914,370
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

450A-A

8/26

10/26

John Hancock 2055 Lifetime Blend Portfolio

John Hancock 2055 Lifetime Blend Portfolio
Class R4/JLKWX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class R4/JLKWX)	$28	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class R4/JLKWX) returned 21.00% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class R4/JLKWX)	21.00%	9.22%	11.35%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$702,914,370
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

450A-R4

8/26

10/26

John Hancock 2055 Lifetime Blend Portfolio

John Hancock 2055 Lifetime Blend Portfolio
Class R6/JLKYX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class R6/JLKYX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class R6/JLKYX) returned 21.30% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class R6/JLKYX)	21.30%	9.50%	11.59%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$702,914,370
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

450A-R6

8/26

10/26

John Hancock 2055 Lifetime Blend Portfolio

John Hancock 2050 Lifetime Blend Portfolio
Class 1/JRLWX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class 1/JRLWX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class 1/JRLWX) returned 21.26% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class 1/JRLWX)	21.26%	9.45%	11.54%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$888,037,732
Total number of portfolio holdings	26
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	57.1%
Fixed income	4.8%
Unaffiliated investment companies	37.7%
Equity	37.7%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

436A-1

8/26

10/26

John Hancock 2050 Lifetime Blend Portfolio

John Hancock 2050 Lifetime Blend Portfolio
Class A/JHBFX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class A/JHBFX)	$45	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class A/JHBFX) returned 20.74% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class A/JHBFX)	14.74%	7.93%	10.76%
2050 Lifetime Blend Portfolio (Class A/JHBFX)—excluding sales charge	20.74%	9.04%	11.33%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$888,037,732
Total number of portfolio holdings	26
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	57.1%
Fixed income	4.8%
Unaffiliated investment companies	37.7%
Equity	37.7%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

436A-A

8/26

10/26

John Hancock 2050 Lifetime Blend Portfolio

John Hancock 2050 Lifetime Blend Portfolio
Class R4/JRTYX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class R4/JRTYX)	$28	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class R4/JRTYX) returned 21.00% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class R4/JRTYX)	21.00%	9.23%	11.35%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$888,037,732
Total number of portfolio holdings	26
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	57.1%
Fixed income	4.8%
Unaffiliated investment companies	37.7%
Equity	37.7%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

436A-R4

8/26

10/26

John Hancock 2050 Lifetime Blend Portfolio

John Hancock 2050 Lifetime Blend Portfolio
Class R6/JRLZX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class R6/JRLZX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class R6/JRLZX) returned 21.26% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class R6/JRLZX)	21.26%	9.49%	11.59%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$888,037,732
Total number of portfolio holdings	26
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	57.1%
Fixed income	4.8%
Unaffiliated investment companies	37.7%
Equity	37.7%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

436A-R6

8/26

10/26

John Hancock 2050 Lifetime Blend Portfolio

John Hancock 2045 Lifetime Blend Portfolio
Class 1/JRLQX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class 1/JRLQX)	$6	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class 1/JRLQX) returned 20.18% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class 1/JRLQX)	20.18%	8.91%	11.26%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,051,386,342
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.7%
Equity	54.0%
Fixed income	6.7%
Unaffiliated investment companies	38.8%
Equity	34.4%
Fixed income	4.4%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

435A-1

8/26

10/26

John Hancock 2045 Lifetime Blend Portfolio

John Hancock 2045 Lifetime Blend Portfolio
Class A/JHBEX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class A/JHBEX)	$45	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class A/JHBEX) returned 19.73% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class A/JHBEX)	13.76%	7.39%	10.48%
2045 Lifetime Blend Portfolio (Class A/JHBEX)—excluding sales charge	19.73%	8.50%	11.05%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,051,386,342
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.7%
Equity	54.0%
Fixed income	6.7%
Unaffiliated investment companies	38.8%
Equity	34.4%
Fixed income	4.4%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

435A-A

8/26

10/26

John Hancock 2045 Lifetime Blend Portfolio

John Hancock 2045 Lifetime Blend Portfolio
Class R4/JRLUX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class R4/JRLUX)	$27	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class R4/JRLUX) returned 19.96% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class R4/JRLUX)	19.96%	8.67%	11.06%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,051,386,342
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.7%
Equity	54.0%
Fixed income	6.7%
Unaffiliated investment companies	38.8%
Equity	34.4%
Fixed income	4.4%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

435A-R4

8/26

10/26

John Hancock 2045 Lifetime Blend Portfolio

John Hancock 2045 Lifetime Blend Portfolio
Class R6/JRLVX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class R6/JRLVX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class R6/JRLVX) returned 20.28% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class R6/JRLVX)	20.28%	8.96%	11.32%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,051,386,342
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.7%
Equity	54.0%
Fixed income	6.7%
Unaffiliated investment companies	38.8%
Equity	34.4%
Fixed income	4.4%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

435A-R6

8/26

10/26

John Hancock 2045 Lifetime Blend Portfolio

John Hancock 2040 Lifetime Blend Portfolio
Class 1/JRTTX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class 1/JRTTX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class 1/JRTTX) returned 18.57% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class 1/JRTTX)	18.57%	7.98%	10.69%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,104,583,663
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.6%
Equity	48.1%
Fixed income	11.5%
Unaffiliated investment companies	39.6%
Equity	32.0%
Fixed income	7.6%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

434A-1

8/26

10/26

John Hancock 2040 Lifetime Blend Portfolio

John Hancock 2040 Lifetime Blend Portfolio
Class A/JHBAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class A/JHBAX)	$45	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class A/JHBAX) returned 18.11% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class A/JHBAX)	12.17%	6.51%	9.92%
2040 Lifetime Blend Portfolio (Class A/JHBAX)—excluding sales charge	18.11%	7.60%	10.49%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,104,583,663
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.6%
Equity	48.1%
Fixed income	11.5%
Unaffiliated investment companies	39.6%
Equity	32.0%
Fixed income	7.6%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

434A-A

8/26

10/26

John Hancock 2040 Lifetime Blend Portfolio

John Hancock 2040 Lifetime Blend Portfolio
Class R4/JRTVX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class R4/JRTVX)	$27	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class R4/JRTVX) returned 18.28% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class R4/JRTVX)	18.28%	7.77%	10.51%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,104,583,663
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.6%
Equity	48.1%
Fixed income	11.5%
Unaffiliated investment companies	39.6%
Equity	32.0%
Fixed income	7.6%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

434A-R4

8/26

10/26

John Hancock 2040 Lifetime Blend Portfolio

John Hancock 2040 Lifetime Blend Portfolio
Class R6/JRTWX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class R6/JRTWX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class R6/JRTWX) returned 18.61% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class R6/JRTWX)	18.61%	8.04%	10.74%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,104,583,663
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.6%
Equity	48.1%
Fixed income	11.5%
Unaffiliated investment companies	39.6%
Equity	32.0%
Fixed income	7.6%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

434A-R6

8/26

10/26

John Hancock 2040 Lifetime Blend Portfolio

John Hancock 2035 Lifetime Blend Portfolio
Class 1/JRTKX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class 1/JRTKX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class 1/JRTKX) returned 16.58% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class 1/JRTKX)	16.58%	6.95%	9.79%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,271,314,521
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.6%
Equity	42.6%
Fixed income	16.0%
Unaffiliated investment companies	39.4%
Equity	28.2%
Fixed income	11.2%
U.S. Government and Agency obligations	2.0%
U.S. Government	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

433A-1

8/26

10/26

John Hancock 2035 Lifetime Blend Portfolio

John Hancock 2035 Lifetime Blend Portfolio
Class A/JHAYX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class A/JHAYX)	$44	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class A/JHAYX) returned 16.13% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class A/JHAYX)	10.29%	5.48%	9.02%
2035 Lifetime Blend Portfolio (Class A/JHAYX)—excluding sales charge	16.13%	6.56%	9.58%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,271,314,521
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.6%
Equity	42.6%
Fixed income	16.0%
Unaffiliated investment companies	39.4%
Equity	28.2%
Fixed income	11.2%
U.S. Government and Agency obligations	2.0%
U.S. Government	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

433A-A

8/26

10/26

John Hancock 2035 Lifetime Blend Portfolio

John Hancock 2035 Lifetime Blend Portfolio
Class R4/JRTMX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class R4/JRTMX)	$27	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class R4/JRTMX) returned 16.29% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class R4/JRTMX)	16.29%	6.73%	9.60%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,271,314,521
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.6%
Equity	42.6%
Fixed income	16.0%
Unaffiliated investment companies	39.4%
Equity	28.2%
Fixed income	11.2%
U.S. Government and Agency obligations	2.0%
U.S. Government	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

433A-R4

8/26

10/26

John Hancock 2035 Lifetime Blend Portfolio

John Hancock 2035 Lifetime Blend Portfolio
Class R6/JRTNX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class R6/JRTNX)	$0	0.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class R6/JRTNX) returned 16.63% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class R6/JRTNX)	16.63%	7.00%	9.85%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,271,314,521
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.6%
Equity	42.6%
Fixed income	16.0%
Unaffiliated investment companies	39.4%
Equity	28.2%
Fixed income	11.2%
U.S. Government and Agency obligations	2.0%
U.S. Government	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

433A-R6

8/26

10/26

John Hancock 2035 Lifetime Blend Portfolio

John Hancock 2030 Lifetime Blend Portfolio
Class 1/JRTGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class 1/JRTGX)	$5	0.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class 1/JRTGX) returned 14.22% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class 1/JRTGX)	14.22%	5.91%	8.77%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,207,558,239
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.3%
Equity	35.3%
Fixed income	20.0%
Unaffiliated investment companies	41.0%
Equity	24.4%
Fixed income	16.6%
U.S. Government and Agency obligations	3.7%
U.S. Government	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

432A-1

8/26

10/26

John Hancock 2030 Lifetime Blend Portfolio

John Hancock 2030 Lifetime Blend Portfolio
Class A/JHAVX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class A/JHAVX)	$44	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class A/JHAVX) returned 13.85% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class A/JHAVX)	8.18%	4.45%	8.02%
2030 Lifetime Blend Portfolio (Class A/JHAVX)—excluding sales charge	13.85%	5.53%	8.57%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,207,558,239
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.3%
Equity	35.3%
Fixed income	20.0%
Unaffiliated investment companies	41.0%
Equity	24.4%
Fixed income	16.6%
U.S. Government and Agency obligations	3.7%
U.S. Government	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

432A-A

8/26

10/26

John Hancock 2030 Lifetime Blend Portfolio

John Hancock 2030 Lifetime Blend Portfolio
Class R4/JRTIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class R4/JRTIX)	$28	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class R4/JRTIX) returned 14.11% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class R4/JRTIX)	14.11%	5.70%	8.60%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,207,558,239
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.3%
Equity	35.3%
Fixed income	20.0%
Unaffiliated investment companies	41.0%
Equity	24.4%
Fixed income	16.6%
U.S. Government and Agency obligations	3.7%
U.S. Government	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

432A-R4

8/26

10/26

John Hancock 2030 Lifetime Blend Portfolio

John Hancock 2030 Lifetime Blend Portfolio
Class R6/JRTJX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class R6/JRTJX)	$1	0.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class R6/JRTJX) returned 14.34% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class R6/JRTJX)	14.34%	5.98%	8.84%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,207,558,239
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.3%
Equity	35.3%
Fixed income	20.0%
Unaffiliated investment companies	41.0%
Equity	24.4%
Fixed income	16.6%
U.S. Government and Agency obligations	3.7%
U.S. Government	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889430
432A-R6
8/26
10/26
John Hancock 2030 Lifetime Blend Portfolio

John Hancock 2025 Lifetime Blend Portfolio
Class 1/JRTBX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class 1/JRTBX)	$10	0.09%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class 1/JRTBX) returned 12.07% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class 1/JRTBX)	12.07%	4.95%	7.69%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$823,753,823
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.3%
Equity	30.0%
Fixed income	24.3%
Unaffiliated investment companies	40.5%
Fixed income	20.6%
Equity	19.9%
U.S. Government and Agency obligations	5.2%
U.S. Government	5.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889430
431A-1
8/26
10/26
John Hancock 2025 Lifetime Blend Portfolio

John Hancock 2025 Lifetime Blend Portfolio
Class A/JHAUX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class A/JHAUX)	$48	0.45%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class A/JHAUX) returned 11.59% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class A/JHAUX)	6.02%	3.52%	6.95%
2025 Lifetime Blend Portfolio (Class A/JHAUX)—excluding sales charge	11.59%	4.59%	7.49%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$823,753,823
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.3%
Equity	30.0%
Fixed income	24.3%
Unaffiliated investment companies	40.5%
Fixed income	20.6%
Equity	19.9%
U.S. Government and Agency obligations	5.2%
U.S. Government	5.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889430
431A-A
8/26
10/26
John Hancock 2025 Lifetime Blend Portfolio

John Hancock 2025 Lifetime Blend Portfolio
Class R4/JRTDX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class R4/JRTDX)	$31	0.29%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class R4/JRTDX) returned 11.77% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class R4/JRTDX)	11.77%	4.74%	7.51%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$823,753,823
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.3%
Equity	30.0%
Fixed income	24.3%
Unaffiliated investment companies	40.5%
Fixed income	20.6%
Equity	19.9%
U.S. Government and Agency obligations	5.2%
U.S. Government	5.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

431A-R4

8/26

10/26

John Hancock 2025 Lifetime Blend Portfolio

John Hancock 2025 Lifetime Blend Portfolio
Class R6/JRTFX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class R6/JRTFX)	$4	0.04%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class R6/JRTFX) returned 12.10% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class R6/JRTFX)	12.10%	5.01%	7.74%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$823,753,823
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.3%
Equity	30.0%
Fixed income	24.3%
Unaffiliated investment companies	40.5%
Fixed income	20.6%
Equity	19.9%
U.S. Government and Agency obligations	5.2%
U.S. Government	5.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

431A-R6

8/26

10/26

John Hancock 2025 Lifetime Blend Portfolio

John Hancock 2020 Lifetime Blend Portfolio
Class 1/JRLOX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class 1/JRLOX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class 1/JRLOX) returned 10.78% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class 1/JRLOX)	10.78%	4.59%	6.79%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$340,348,358
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.0%
Fixed income	26.6%
Equity	23.4%
Unaffiliated investment companies	43.4%
Fixed income	23.5%
Equity	19.9%
U.S. Government and Agency obligations	6.6%
U.S. Government	6.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

430A-1

8/26

10/26

John Hancock 2020 Lifetime Blend Portfolio

John Hancock 2020 Lifetime Blend Portfolio
Class A/JHAPX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class A/JHAPX)	$50	0.48%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class A/JHAPX) returned 10.40% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class A/JHAPX)	4.91%	3.15%	6.04%
2020 Lifetime Blend Portfolio (Class A/JHAPX)—excluding sales charge	10.40%	4.21%	6.59%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$340,348,358
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.0%
Fixed income	26.6%
Equity	23.4%
Unaffiliated investment companies	43.4%
Fixed income	23.5%
Equity	19.9%
U.S. Government and Agency obligations	6.6%
U.S. Government	6.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889430
430A-A
8/26
10/26
John Hancock 2020 Lifetime Blend Portfolio

John Hancock 2020 Lifetime Blend Portfolio
Class R4/JRLPX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class R4/JRLPX)	$35	0.33%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class R4/JRLPX) returned 10.49% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class R4/JRLPX)	10.49%	4.36%	6.59%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$340,348,358
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.0%
Fixed income	26.6%
Equity	23.4%
Unaffiliated investment companies	43.4%
Fixed income	23.5%
Equity	19.9%
U.S. Government and Agency obligations	6.6%
U.S. Government	6.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

430A-R4

8/26

10/26

John Hancock 2020 Lifetime Blend Portfolio

John Hancock 2020 Lifetime Blend Portfolio
Class R6/JRTAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class R6/JRTAX)	$8	0.08%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class R6/JRTAX) returned 10.90% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class R6/JRTAX)	10.90%	4.64%	6.84%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$340,348,358
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.0%
Fixed income	26.6%
Equity	23.4%
Unaffiliated investment companies	43.4%
Fixed income	23.5%
Equity	19.9%
U.S. Government and Agency obligations	6.6%
U.S. Government	6.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

430A-R6

8/26

10/26

John Hancock 2020 Lifetime Blend Portfolio

John Hancock 2015 Lifetime Blend Portfolio
Class 1/JRLIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class 1/JRLIX)	$16	0.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class 1/JRLIX) returned 9.47% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class 1/JRLIX)	9.47%	4.25%	6.13%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$92,344,381
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.1%
Fixed income	28.7%
Equity	17.4%
Unaffiliated investment companies	45.9%
Fixed income	26.5%
Equity	19.4%
U.S. Government and Agency obligations	8.1%
U.S. Government	8.1%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889430
429A-1
8/26
10/26
John Hancock 2015 Lifetime Blend Portfolio

John Hancock 2015 Lifetime Blend Portfolio
Class A/JHAOX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class A/JHAOX)	$53	0.51%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class A/JHAOX) returned 9.00% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class A/JHAOX)	3.57%	2.81%	5.38%
2015 Lifetime Blend Portfolio (Class A/JHAOX)—excluding sales charge	9.00%	3.87%	5.93%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$92,344,381
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.1%
Fixed income	28.7%
Equity	17.4%
Unaffiliated investment companies	45.9%
Fixed income	26.5%
Equity	19.4%
U.S. Government and Agency obligations	8.1%
U.S. Government	8.1%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889430
429A-A
8/26
10/26
John Hancock 2015 Lifetime Blend Portfolio

John Hancock 2015 Lifetime Blend Portfolio
Class R4/JRLKX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class R4/JRLKX)	$37	0.35%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class R4/JRLKX) returned 9.20% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class R4/JRLKX)	9.20%	4.03%	5.94%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$92,344,381
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.1%
Fixed income	28.7%
Equity	17.4%
Unaffiliated investment companies	45.9%
Fixed income	26.5%
Equity	19.4%
U.S. Government and Agency obligations	8.1%
U.S. Government	8.1%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

429A-R4

8/26

10/26

John Hancock 2015 Lifetime Blend Portfolio

John Hancock 2015 Lifetime Blend Portfolio
Class R6/JRLLX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class R6/JRLLX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class R6/JRLLX) returned 9.50% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class R6/JRLLX)	9.50%	4.31%	6.18%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$92,344,381
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.1%
Fixed income	28.7%
Equity	17.4%
Unaffiliated investment companies	45.9%
Fixed income	26.5%
Equity	19.4%
U.S. Government and Agency obligations	8.1%
U.S. Government	8.1%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

429A-R6

8/26

10/26

John Hancock 2015 Lifetime Blend Portfolio

John Hancock 2010 Lifetime Blend Portfolio
Class 1/JRLDX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class 1/JRLDX)	$18	0.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class 1/JRLDX) returned 8.27% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class 1/JRLDX)	8.27%	3.93%	5.60%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$73,232,206
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	31%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.0%
Fixed income	30.9%
Equity	12.1%
Unaffiliated investment companies	47.6%
Fixed income	29.4%
Equity	18.2%
U.S. Government and Agency obligations	9.4%
U.S. Government	9.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

428A-1

8/26

10/26

John Hancock 2010 Lifetime Blend Portfolio

John Hancock 2010 Lifetime Blend Portfolio
Class A/JHANX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class A/JHANX)	$55	0.53%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class A/JHANX) returned 7.89% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class A/JHANX)	2.51%	2.50%	4.87%
2010 Lifetime Blend Portfolio (Class A/JHANX)—excluding sales charge	7.89%	3.55%	5.41%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%

Class A shares were first offered on 6-21-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$73,232,206
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	31%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.0%
Fixed income	30.9%
Equity	12.1%
Unaffiliated investment companies	47.6%
Fixed income	29.4%
Equity	18.2%
U.S. Government and Agency obligations	9.4%
U.S. Government	9.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

428A-A

8/26

10/26

John Hancock 2010 Lifetime Blend Portfolio

John Hancock 2010 Lifetime Blend Portfolio
Class R4/JRLFX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class R4/JRLFX)	$29	0.28%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class R4/JRLFX) returned 8.17% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class R4/JRLFX)	8.17%	3.78%	5.46%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%

Class R4 shares ceased operations between 6-17-16 and 4-6-17. Returns while Class R4 shares were not offered are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$73,232,206
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	31%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.0%
Fixed income	30.9%
Equity	12.1%
Unaffiliated investment companies	47.6%
Fixed income	29.4%
Equity	18.2%
U.S. Government and Agency obligations	9.4%
U.S. Government	9.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

428A-R4

8/26

10/26

John Hancock 2010 Lifetime Blend Portfolio

John Hancock 2010 Lifetime Blend Portfolio
Class R6/JRLHX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class R6/JRLHX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class R6/JRLHX) returned 8.41% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class R6/JRLHX)	8.41%	3.99%	5.66%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$73,232,206
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	31%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.0%
Fixed income	30.9%
Equity	12.1%
Unaffiliated investment companies	47.6%
Fixed income	29.4%
Equity	18.2%
U.S. Government and Agency obligations	9.4%
U.S. Government	9.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889430

428A-R6

8/26

10/26

John Hancock 2010 Lifetime Blend Portfolio

John Hancock Lifestyle Blend Aggressive Portfolio
Class 1/JIIOX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)	$33	0.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX) returned 21.65% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)	21.65%	9.18%	11.42%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$772,785,374
Total number of portfolio holdings	28
Total advisory fees paid (net)	$1,509,973
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	60.4%
Fixed income	1.5%
Unaffiliated investment companies	37.7%
Equity	36.6%
Fixed income	1.1%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889439

4042A-1

8/26

10/26

John Hancock Lifestyle Blend Aggressive Portfolio

John Hancock Lifestyle Blend Aggressive Portfolio
Class A/JABQX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)	$73	0.66%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class A/JABQX) returned 21.21% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)	15.16%	7.67%	10.63%
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)—excluding sales charge	21.21%	8.78%	11.21%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%

Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$772,785,374
Total number of portfolio holdings	28
Total advisory fees paid (net)	$1,509,973
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	60.4%
Fixed income	1.5%
Unaffiliated investment companies	37.7%
Equity	36.6%
Fixed income	1.1%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889439

4042A-A

8/26

10/26

John Hancock Lifestyle Blend Aggressive Portfolio

John Hancock Lifestyle Blend Aggressive Portfolio
Class R6/JIIRX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)	$29	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX) returned 21.68% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)	21.68%	9.23%	11.47%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$772,785,374
Total number of portfolio holdings	28
Total advisory fees paid (net)	$1,509,973
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	60.4%
Fixed income	1.5%
Unaffiliated investment companies	37.7%
Equity	36.6%
Fixed income	1.1%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889439

4042A-R6

8/26

10/26

John Hancock Lifestyle Blend Aggressive Portfolio

John Hancock Lifestyle Blend Growth Portfolio
Class 1/JLGOX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class 1/JLGOX)	$36	0.33%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class 1/JLGOX) returned 18.19% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class 1/JLGOX)	18.19%	7.75%	9.75%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,572,027,861
Total number of portfolio holdings	34
Total advisory fees paid (net)	$3,532,355
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Equity	49.4%
Fixed income	8.5%
Unaffiliated investment companies	39.3%
Equity	32.8%
Fixed income	6.5%
U.S. Government and Agency obligations	2.8%
U.S. Government	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889439

4052A-1

8/26

10/26

John Hancock Lifestyle Blend Growth Portfolio

John Hancock Lifestyle Blend Growth Portfolio
Class A/JABPX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class A/JABPX)	$75	0.69%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class A/JABPX) returned 17.73% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class A/JABPX)	11.84%	6.27%	8.97%
Lifestyle Blend Growth Portfolio (Class A/JABPX)—excluding sales charge	17.73%	7.36%	9.53%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%

Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,572,027,861
Total number of portfolio holdings	34
Total advisory fees paid (net)	$3,532,355
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Equity	49.4%
Fixed income	8.5%
Unaffiliated investment companies	39.3%
Equity	32.8%
Fixed income	6.5%
U.S. Government and Agency obligations	2.8%
U.S. Government	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889439

4052A-A

8/26

10/26

John Hancock Lifestyle Blend Growth Portfolio

John Hancock Lifestyle Blend Growth Portfolio
Class R6/JLGSX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class R6/JLGSX)	$31	0.28%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class R6/JLGSX) returned 18.26% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class R6/JLGSX)	18.26%	7.80%	9.80%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,572,027,861
Total number of portfolio holdings	34
Total advisory fees paid (net)	$3,532,355
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Equity	49.4%
Fixed income	8.5%
Unaffiliated investment companies	39.3%
Equity	32.8%
Fixed income	6.5%
U.S. Government and Agency obligations	2.8%
U.S. Government	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889439

4052A-R6

8/26

10/26

John Hancock Lifestyle Blend Growth Portfolio

John Hancock Lifestyle Blend Balanced Portfolio
Class 1/JIBOX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)	$37	0.35%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX) returned 14.15% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)	14.15%	5.91%	7.83%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,565,441,438
Total number of portfolio holdings	35
Total advisory fees paid (net)	$3,891,189
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.9%
Equity	37.9%
Fixed income	19.0%
Unaffiliated investment companies	38.1%
Equity	24.8%
Fixed income	13.3%
U.S. Government and Agency obligations	5.0%
U.S. Government	5.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889439

4062A-1

8/26

10/26

John Hancock Lifestyle Blend Balanced Portfolio

John Hancock Lifestyle Blend Balanced Portfolio
Class A/JABMX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class A/JABMX)	$76	0.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class A/JABMX) returned 13.73% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class A/JABMX)	8.03%	4.44%	7.08%
Lifestyle Blend Balanced Portfolio (Class A/JABMX)—excluding sales charge	13.73%	5.52%	7.63%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%

Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,565,441,438
Total number of portfolio holdings	35
Total advisory fees paid (net)	$3,891,189
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.9%
Equity	37.9%
Fixed income	19.0%
Unaffiliated investment companies	38.1%
Equity	24.8%
Fixed income	13.3%
U.S. Government and Agency obligations	5.0%
U.S. Government	5.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889439

4062A-A

8/26

10/26

John Hancock Lifestyle Blend Balanced Portfolio

John Hancock Lifestyle Blend Balanced Portfolio
Class R6/JIBRX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)	$33	0.31%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX) returned 14.11% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)	14.11%	5.94%	7.87%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,565,441,438
Total number of portfolio holdings	35
Total advisory fees paid (net)	$3,891,189
Portfolio turnover rate	15%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.9%
Equity	37.9%
Fixed income	19.0%
Unaffiliated investment companies	38.1%
Equity	24.8%
Fixed income	13.3%
U.S. Government and Agency obligations	5.0%
U.S. Government	5.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889439

4062A-R6

8/26

10/26

John Hancock Lifestyle Blend Balanced Portfolio

John Hancock Lifestyle Blend Moderate Portfolio
Class 1/JLMOX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)	$42	0.40%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX) returned 10.04% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds, bank loans, short-term bonds, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)	10.04%	4.31%	5.90%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$526,386,769
Total number of portfolio holdings	35
Total advisory fees paid (net)	$1,474,587
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	52.8%
Fixed income	29.4%
Equity	23.4%
Unaffiliated investment companies	40.5%
Fixed income	21.1%
Equity	19.4%
U.S. Government and Agency obligations	6.7%
U.S. Government	6.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889439

4072A-1

8/26

10/26

John Hancock Lifestyle Blend Moderate Portfolio

John Hancock Lifestyle Blend Moderate Portfolio
Class A/JABKX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class A/JABKX)	$80	0.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class A/JABKX) returned 9.65% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds, bank loans, short-term bonds, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class A/JABKX)	4.15%	2.88%	5.16%
Lifestyle Blend Moderate Portfolio (Class A/JABKX)—excluding sales charge	9.65%	3.94%	5.70%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%

Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$526,386,769
Total number of portfolio holdings	35
Total advisory fees paid (net)	$1,474,587
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	52.8%
Fixed income	29.4%
Equity	23.4%
Unaffiliated investment companies	40.5%
Fixed income	21.1%
Equity	19.4%
U.S. Government and Agency obligations	6.7%
U.S. Government	6.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889439

4072A-A

8/26

10/26

John Hancock Lifestyle Blend Moderate Portfolio

John Hancock Lifestyle Blend Moderate Portfolio
Class R6/JLMRX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)	$38	0.36%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX) returned 10.18% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds, bank loans, short-term bonds, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)	10.18%	4.37%	5.95%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$526,386,769
Total number of portfolio holdings	35
Total advisory fees paid (net)	$1,474,587
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	52.8%
Fixed income	29.4%
Equity	23.4%
Unaffiliated investment companies	40.5%
Fixed income	21.1%
Equity	19.4%
U.S. Government and Agency obligations	6.7%
U.S. Government	6.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889439

4072A-R6

8/26

10/26

John Hancock Lifestyle Blend Moderate Portfolio

John Hancock Lifestyle Blend Conservative Portfolio
Class 1/JLCGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)	$44	0.43%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX) returned 6.38% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high-yield bonds, bank loans, short-term bonds, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)	6.38%	2.98%	4.17%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$395,530,012
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,206,413
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.7%
Fixed income	39.6%
Equity	10.1%
Unaffiliated investment companies	40.5%
Fixed income	28.3%
Equity	12.2%
U.S. Government and Agency obligations	9.8%
U.S. Government	9.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889439

4082A-1

8/26

10/26

John Hancock Lifestyle Blend Conservative Portfolio

John Hancock Lifestyle Blend Conservative Portfolio
Class A/JABJX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class A/JABJX)	$81	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class A/JABJX) returned 6.00% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high-yield bonds, bank loans, short-term bonds, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class A/JABJX)	0.68%	1.57%	3.44%
Lifestyle Blend Conservative Portfolio (Class A/JABJX)—excluding sales charge	6.00%	2.62%	3.97%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%

Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$395,530,012
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,206,413
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.7%
Fixed income	39.6%
Equity	10.1%
Unaffiliated investment companies	40.5%
Fixed income	28.3%
Equity	12.2%
U.S. Government and Agency obligations	9.8%
U.S. Government	9.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889439

4082A-A

8/26

10/26

John Hancock Lifestyle Blend Conservative Portfolio

John Hancock Lifestyle Blend Conservative Portfolio
Class R6/JLCSX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)	$40	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX) returned 6.32% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high-yield bonds, bank loans, short-term bonds, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.

TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)	6.32%	3.02%	4.21%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$395,530,012
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,206,413
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.7%
Fixed income	39.6%
Equity	10.1%
Unaffiliated investment companies	40.5%
Fixed income	28.3%
Equity	12.2%
U.S. Government and Agency obligations	9.8%
U.S. Government	9.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889439

4082A-R6

8/26

10/26

John Hancock Lifestyle Blend Conservative Portfolio

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2026, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $545,090 and $525,771 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940, and a software licensing fee. Amounts billed to the registrant were $139,376 and $139,213 for fiscal years ended August 31, 2026 and August 31, 2025, respectively.

Amounts billed to control affiliates were $137,100 and $137,100 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $56,178 and $55,620 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $12,204 and $0 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2026, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,124,605 for the fiscal year ended August 31, 2026 and $650,361 for the fiscal year ended August 31, 2025.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2026 for the following funds:

John Hancock Lifetime Blend Portfolios

  John Hancock 2070 Lifetime Blend Portfolio

  John Hancock 2065 Lifetime Blend Portfolio

  John Hancock 2060 Lifetime Blend Portfolio

  John Hancock 2055 Lifetime Blend Portfolio

  John Hancock 2050 Lifetime Blend Portfolio

  John Hancock 2045 Lifetime Blend Portfolio

  John Hancock 2040 Lifetime Blend Portfolio

  John Hancock 2035 Lifetime Blend Portfolio

  John Hancock 2030 Lifetime Blend Portfolio

  John Hancock 2025 Lifetime Blend Portfolio

  John Hancock 2020 Lifetime Blend Portfolio

  John Hancock 2015 Lifetime Blend Portfolio

  John Hancock 2010 Lifetime Blend Portfolio

John Hancock Lifestyle Blend Portfolios

  John Hancock Lifestyle Blend Aggressive Portfolio

  John Hancock Lifestyle Blend Growth Portfolio

  John Hancock Lifestyle Blend Balanced Portfolio

  John Hancock Lifestyle Blend Moderate Portfolio

  John Hancock Lifestyle Blend Conservative Portfolio

Annual Financial Statements & Other N-CSR Items
John Hancock
Lifetime Blend Portfolios
Target date
August 31, 2026

John Hancock
Lifetime Blend Portfolios

2	Portfolios’ investments
11	Financial statements
24	Financial highlights
37	Notes to financial statements
60	Report of independent registered public accounting firm
61	Tax information
62	Evaluation of advisory and subadvisory agreements by the Board of Trustees
70	Other N-CSR Items
1	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT

Portfolios’ investments
2070 LIFETIME BLEND PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.8%
Equity - 57.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	184,778	$2,675,585
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	199,195	3,023,783
Fixed income - 4.4%
Bond, Class NAV, JHSB (MIM US) (B)	26,289	349,647
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	7,231	58,788
High Yield, Class NAV, JHBT (MIM US) (B)	11,050	33,260

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,566,850)		$6,141,063
UNAFFILIATED INVESTMENT COMPANIES - 37.8%
Equity - 37.8%
Fidelity Mid Cap Index Fund	25,595	1,103,395
Fidelity Small Cap Index Fund	9,541	353,872
Vanguard FTSE Developed Markets ETF	7,286	531,295
Vanguard FTSE Emerging Markets ETF	4,438	268,588
Vanguard S&P 500 ETF	2,128	1,500,004

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,371,707)		$3,757,154
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
U.S. Government - 0.3%
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	$31,900	7,044
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	36,300	8,495
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	30,200	7,477
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	17,000	4,478

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $30,478)		$27,494
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 3.6571% (C)(D)	3,052	30,523

TOTAL SHORT-TERM INVESTMENTS (Cost $28,161)		$30,523
Total investments (Cost $8,997,196) - 100.2%		$9,956,234
Other assets and liabilities, net - (0.2%)		(21,419)
TOTAL NET ASSETS - 100.0%		$9,934,815
2065 LIFETIME BLEND PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.7%
Equity - 57.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,616,316	$52,364,258
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,898,329	59,176,634
Fixed income - 4.3%
Bond, Class NAV, JHSB (MIM US) (B)	504,231	6,706,273
2065 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	139,090	$1,130,803
High Yield, Class NAV, JHBT (MIM US) (B)	212,546	639,764

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $91,867,107)		$120,017,732
UNAFFILIATED INVESTMENT COMPANIES - 37.9%
Equity - 37.9%
Fidelity Mid Cap Index Fund	500,908	21,594,150
Fidelity Small Cap Index Fund	186,721	6,925,494
Vanguard FTSE Developed Markets ETF	142,957	10,424,424
Vanguard FTSE Emerging Markets ETF (E)	87,514	5,296,347
Vanguard S&P 500 ETF	41,793	29,459,466

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $54,865,032)		$73,699,881
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	300	0
ICA Gruppen AB (F)(G)	13	0
Health care - 0.0%
NMC Health PLC (F)(G)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	240	723
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	1,216	0

TOTAL COMMON STOCKS (Cost $303)		$723
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Government - 0.4%
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	$987,700	218,089
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	892,700	208,902
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	764,200	189,210
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	369,700	97,379

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $838,059)		$713,580
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.6571% (C)(I)	16,752	167,509

TOTAL SHORT-TERM INVESTMENTS (Cost $166,911)		$167,509
Total investments (Cost $147,737,412) - 100.1%		$194,599,425
Other assets and liabilities, net - (0.1%)		(156,940)
TOTAL NET ASSETS - 100.0%		$194,442,485
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	2

2060 LIFETIME BLEND PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.7%
Equity - 57.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,354,154	$120,968,143
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,002,850	136,663,269
Fixed income - 4.3%
Bond, Class NAV, JHSB (MIM US) (B)	1,147,832	15,266,159
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	318,106	2,586,204
High Yield, Class NAV, JHBT (MIM US) (B)	486,104	1,463,172

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $199,360,169)		$276,946,947
UNAFFILIATED INVESTMENT COMPANIES - 37.9%
Equity - 37.9%
Fidelity Mid Cap Index Fund	1,152,065	49,665,534
Fidelity Small Cap Index Fund	429,450	15,928,312
Vanguard FTSE Developed Markets ETF	329,573	24,032,463
Vanguard FTSE Emerging Markets ETF (E)	202,867	12,277,511
Vanguard S&P 500 ETF	96,602	68,093,784

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $115,406,775)		$169,997,604
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	2,326	0
ICA Gruppen AB (F)(G)	100	0
Health care - 0.0%
NMC Health PLC (F)(G)	73	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	1,860	5,606
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	9,419	0

TOTAL COMMON STOCKS (Cost $2,348)		$5,606
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Government - 0.4%
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	$2,439,300	538,608
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	2,412,600	564,575
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	2,042,800	505,781
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	869,200	228,947

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,190,700)		$1,837,911
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.6571% (C)(I)	28,370	283,702

TOTAL SHORT-TERM INVESTMENTS (Cost $283,422)		$283,702
Total investments (Cost $317,243,414) - 100.1%		$449,071,770
Other assets and liabilities, net - (0.1%)		(307,462)
TOTAL NET ASSETS - 100.0%		$448,764,308
2055 LIFETIME BLEND PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.7%
Equity - 57.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,106,436	$189,781,196
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,067,853	213,550,010
Fixed income - 4.3%
Bond, Class NAV, JHSB (MIM US) (B)	1,801,808	23,964,040
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	495,967	4,032,214
High Yield, Class NAV, JHBT (MIM US) (B)	757,896	2,281,268

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $306,926,771)		$433,608,728
UNAFFILIATED INVESTMENT COMPANIES - 37.9%
Equity - 37.9%
Fidelity Mid Cap Index Fund	1,807,587	77,925,090
Fidelity Small Cap Index Fund	673,806	24,991,478
Vanguard FTSE Developed Markets ETF	517,142	37,709,995
Vanguard FTSE Emerging Markets ETF (E)	319,337	19,326,275
Vanguard S&P 500 ETF	150,949	106,402,443

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $175,395,588)		$266,355,281
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	4,869	0
ICA Gruppen AB (F)(G)	209	0
Health care - 0.0%
NMC Health PLC (F)(G)	153	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	3,894	11,737
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	19,720	0

TOTAL COMMON STOCKS (Cost $4,917)		$11,737
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Government - 0.4%
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	$3,783,800	835,480
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	3,927,800	919,149
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	3,274,000	810,616
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	1,371,300	361,199

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,507,211)		$2,926,444
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (C)(I)	36,360	363,601

TOTAL SHORT-TERM INVESTMENTS (Cost $363,576)		$363,601
Total investments (Cost $486,198,063) - 100.0%		$703,265,791
Other assets and liabilities, net - (0.0%)		(351,421)
TOTAL NET ASSETS - 100.0%		$702,914,370
3	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2050 LIFETIME BLEND PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.9%
Equity - 57.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	16,504,486	$238,984,955
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,687,540	268,496,864
Fixed income - 4.8%
Bond, Class NAV, JHSB (MIM US) (B)	2,526,334	33,600,244
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	675,205	5,489,416
High Yield, Class NAV, JHBT (MIM US) (B)	1,062,023	3,196,690

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $385,806,097)		$549,768,169
UNAFFILIATED INVESTMENT COMPANIES - 37.7%
Equity - 37.7%
Fidelity Mid Cap Index Fund	2,244,169	96,746,112
Fidelity Small Cap Index Fund	838,190	31,088,484
iShares Global Infrastructure ETF	3,303	215,157
Vanguard Dividend Appreciation ETF	9,167	2,219,056
Vanguard Energy ETF	4,060	731,490
Vanguard FTSE Developed Markets ETF	651,137	47,480,910
Vanguard FTSE Emerging Markets ETF	400,669	24,248,488
Vanguard Global ex-U.S. Real Estate ETF	4,760	212,962
Vanguard Materials ETF	1,810	427,848
Vanguard Real Estate ETF	6,658	642,098
Vanguard S&P 500 ETF	185,066	130,451,171

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $217,617,722)		$334,463,776
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	6,675	0
ICA Gruppen AB (F)(G)	287	0
Health care - 0.0%
NMC Health PLC (F)(G)	209	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	5,335	16,080
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	27,032	0

TOTAL COMMON STOCKS (Cost $6,739)		$16,080
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Government - 0.4%
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	$4,920,200	1,086,402
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	5,132,400	1,201,039
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	4,277,800	1,059,149
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	1,732,600	456,366

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,552,711)		$3,802,956
2050 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (C)(D)	1,333	$13,333

TOTAL SHORT-TERM INVESTMENTS (Cost $13,332)		$13,333
Total investments (Cost $607,996,601) - 100.0%		$888,064,314
Other assets and liabilities, net - (0.0%)		(26,582)
TOTAL NET ASSETS - 100.0%		$888,037,732
2045 LIFETIME BLEND PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.7%
Equity - 54.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,491,356	$267,754,838
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	19,767,082	300,064,303
Fixed income - 6.7%
Bond, Class NAV, JHSB (MIM US) (B)	3,492,035	46,444,071
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,777,671	14,452,466
High Yield, Class NAV, JHBT (MIM US) (B)	3,262,756	9,820,895

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $456,350,165)		$638,536,573
UNAFFILIATED INVESTMENT COMPANIES - 38.8%
Equity - 34.4%
Fidelity Mid Cap Index Fund	2,295,530	98,960,318
Fidelity Small Cap Index Fund	853,143	31,643,077
iShares Global Infrastructure ETF	10,108	658,435
iShares MSCI Global Min Vol Factor ETF	49,177	6,260,232
Vanguard Dividend Appreciation ETF	23,231	5,623,528
Vanguard Energy ETF	12,426	2,238,792
Vanguard FTSE Developed Markets ETF	803,767	58,610,690
Vanguard FTSE Emerging Markets ETF (E)	289,316	17,509,404
Vanguard Global ex-U.S. Real Estate ETF	14,564	651,593
Vanguard Materials ETF	5,533	1,307,891
Vanguard Real Estate ETF	20,360	1,963,518
Vanguard S&P 500 ETF	192,494	135,687,096
Fixed income - 4.4%
Vanguard Total Bond Market ETF	639,796	46,218,863

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $280,373,704)		$407,333,437
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	8,519	0
ICA Gruppen AB (F)(G)	366	0
Health care - 0.0%
NMC Health PLC (F)(G)	267	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	4

2045 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	6,811	$20,528
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	34,500	0

TOTAL COMMON STOCKS (Cost $8,601)		$20,528
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	$8,038,900	1,775,025
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	8,129,400	1,902,371
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	6,779,200	1,678,475
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	2,875,100	757,299

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,300,653)		$6,113,170
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (C)(I)	20,258	202,581

TOTAL SHORT-TERM INVESTMENTS (Cost $202,559)		$202,581
Total investments (Cost $744,235,682) - 100.1%		$1,052,206,289
Other assets and liabilities, net - (0.1%)		(819,947)
TOTAL NET ASSETS - 100.0%		$1,051,386,342
2040 LIFETIME BLEND PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.6%
Equity - 48.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,503,611	$253,452,281
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	18,332,911	278,293,594
Fixed income - 11.5%
Bond, Class NAV, JHSB (MIM US) (B)	6,351,774	84,478,590
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,024,736	24,591,103
High Yield, Class NAV, JHBT (MIM US) (B)	5,779,249	17,395,540

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $479,085,575)		$658,211,108
UNAFFILIATED INVESTMENT COMPANIES - 39.6%
Equity - 32.0%
Fidelity Mid Cap Index Fund	2,034,461	87,705,616
Fidelity Small Cap Index Fund	759,856	28,183,050
iShares Global Infrastructure ETF	28,768	1,873,948
iShares MSCI Global Min Vol Factor ETF (E)	106,025	13,496,983
Vanguard Dividend Appreciation ETF (E)	36,881	8,927,784
Vanguard Energy ETF	35,341	6,367,388
Vanguard FTSE Developed Markets ETF	889,680	64,875,466
Vanguard FTSE Emerging Markets ETF	169,488	10,257,414
Vanguard Global ex-U.S. Real Estate ETF	41,449	1,854,428
2040 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Materials ETF	15,848	$3,746,150
Vanguard Real Estate ETF	57,921	5,585,900
Vanguard S&P 500 ETF	171,683	121,017,630
Fixed income - 7.6%
Vanguard Total Bond Market ETF	1,157,200	83,596,128

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $307,759,208)		$437,487,885
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	8,209	0
ICA Gruppen AB (F)(G)	353	0
Health care - 0.0%
NMC Health PLC (F)(G)	258	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	6,565	19,785
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	33,245	0

TOTAL COMMON STOCKS (Cost $8,288)		$19,785
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%
U.S. Government - 0.8%
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	$11,652,200	2,572,858
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	11,962,100	2,799,266
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	9,970,600	2,468,640
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	3,930,000	1,035,159

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,652,008)		$8,875,923
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 3.6571% (C)(I)	209,648	2,096,459

TOTAL SHORT-TERM INVESTMENTS (Cost $2,096,379)		$2,096,459
Total investments (Cost $799,601,458) - 100.2%		$1,106,691,160
Other assets and liabilities, net - (0.2%)		(2,107,497)
TOTAL NET ASSETS - 100.0%		$1,104,583,663
2035 LIFETIME BLEND PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.6%
Equity - 42.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	16,842,465	$243,878,891
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	19,595,890	297,465,614
Fixed income - 16.0%
Bond, Class NAV, JHSB (MIM US) (B)	9,938,794	132,185,960
5	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,674,063	$38,000,130
Global Senior Loan ETF, JHETF (CQS) (B)	271,521	6,675,344
High Yield, Class NAV, JHBT (MIM US) (B)	9,024,736	27,164,457

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $562,328,727)		$745,370,396
UNAFFILIATED INVESTMENT COMPANIES - 39.4%
Equity - 28.2%
Fidelity Mid Cap Index Fund	1,899,337	81,880,423
Fidelity Small Cap Index Fund	724,925	26,887,455
iShares Global Infrastructure ETF	48,370	3,150,822
iShares MSCI Global Min Vol Factor ETF (E)	176,416	22,457,757
Vanguard Dividend Appreciation ETF	61,078	14,785,151
Vanguard Energy ETF	59,610	10,739,934
Vanguard FTSE Developed Markets ETF	1,088,198	79,351,398
Vanguard FTSE Emerging Markets ETF (E)	172,763	10,455,617
Vanguard Global ex-U.S. Real Estate ETF	69,900	3,127,326
Vanguard Materials ETF	26,813	6,338,057
Vanguard Real Estate ETF	97,392	9,392,484
Vanguard S&P 500 ETF	127,985	90,215,347
Fixed income - 11.2%
Vanguard Short-Term Corporate Bond ETF	118,099	9,274,314
Vanguard Total Bond Market ETF	1,829,471	132,160,985

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $374,406,844)		$500,217,070
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	8,783	0
ICA Gruppen AB (F)(G)	377	0
Health care - 0.0%
NMC Health PLC (F)(G)	276	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	7,026	21,177
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	35,571	0

TOTAL COMMON STOCKS (Cost $8,869)		$21,177
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$3,000,522	2,949,102
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	1,306,685	1,254,927
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	5,506,097	5,406,310
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	4,562,263	4,556,706
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	15,294,300	3,377,049
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	16,025,000	3,750,030
2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	13,357,300	$3,307,160
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	5,135,100	1,352,581

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $28,504,991)		$25,953,865
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 3.6571% (C)(I)	377,115	3,771,115

TOTAL SHORT-TERM INVESTMENTS (Cost $3,771,372)		$3,771,115
Total investments (Cost $969,020,803) - 100.3%		$1,275,333,623
Other assets and liabilities, net - (0.3%)		(4,019,102)
TOTAL NET ASSETS - 100.0%		$1,271,314,521
2030 LIFETIME BLEND PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 55.3%
Equity - 35.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,904,988	$186,864,220
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,788,019	239,662,135
Fixed income - 20.0%
Bond, Class NAV, JHSB (MIM US) (B)	10,699,498	142,303,318
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	6,231,039	50,658,344
Global Senior Loan ETF, JHETF (CQS) (B)	610,632	15,012,388
High Yield, Class NAV, JHBT (MIM US) (B)	10,931,765	32,904,613

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $518,574,792)		$667,405,018
UNAFFILIATED INVESTMENT COMPANIES - 41.0%
Equity - 24.4%
Fidelity Mid Cap Index Fund	1,381,284	59,547,148
Fidelity Small Cap Index Fund	555,842	20,616,181
iShares Global Infrastructure ETF	60,535	3,943,250
iShares MSCI Global Min Vol Factor ETF	205,531	26,164,096
Vanguard Dividend Appreciation ETF	71,368	17,276,052
Vanguard Energy ETF	75,281	13,563,378
Vanguard FTSE Developed Markets ETF	964,487	70,330,392
Vanguard FTSE Emerging Markets ETF (E)	144,267	8,731,039
Vanguard Global ex-U.S. Real Estate ETF	87,515	3,915,421
Vanguard Materials ETF	33,862	8,004,300
Vanguard Real Estate ETF	121,915	11,757,481
Vanguard S&P 500 ETF	72,965	51,432,299
Fixed income - 16.6%
Vanguard Short-Term Corporate Bond ETF	739,286	58,056,130
Vanguard Total Bond Market ETF	1,969,494	142,276,248

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $400,257,475)		$495,613,415
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	6

2030 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	7,871	$0
ICA Gruppen AB (F)(G)	338	0
Health care - 0.0%
NMC Health PLC (F)(G)	247	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	6,295	18,972
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	31,878	0

TOTAL COMMON STOCKS (Cost $7,947)		$18,972
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.7%
U.S. Government - 3.7%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$7,073,111	6,951,901
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	3,077,314	2,955,421
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	12,942,616	12,708,058
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	10,724,898	10,711,834
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	14,234,500	3,143,041
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	15,192,200	3,555,145
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	12,664,500	3,135,628
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	4,600,900	1,211,874

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $47,132,342)		$44,372,902
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (C)(I)	36,879	368,788

TOTAL SHORT-TERM INVESTMENTS (Cost $368,803)		$368,788
Total investments (Cost $966,341,359) - 100.0%		$1,207,779,095
Other assets and liabilities, net - (0.0%)		(220,856)
TOTAL NET ASSETS - 100.0%		$1,207,558,239
2025 LIFETIME BLEND PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.3%
Equity - 30.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,685,025	$111,279,155
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,983,097	136,363,407
Fixed income - 24.3%
Bond, Class NAV, JHSB (MIM US) (B)	8,580,525	114,120,986
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,189,651	42,191,865
2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Global Senior Loan ETF, JHETF (CQS) (B)	662,548	$16,288,743
High Yield, Class NAV, JHBT (MIM US) (B)	9,105,480	27,407,494

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $363,891,204)		$447,651,650
UNAFFILIATED INVESTMENT COMPANIES - 40.5%
Equity - 19.9%
Fidelity Mid Cap Index Fund	686,393	29,590,396
Fidelity Small Cap Index Fund	290,513	10,775,116
iShares Global Infrastructure ETF	46,547	3,032,072
iShares MSCI Global Min Vol Factor ETF (E)	157,439	20,041,985
Vanguard Dividend Appreciation ETF	55,011	13,316,513
Vanguard Energy ETF	56,893	10,250,412
Vanguard FTSE Developed Markets ETF	430,589	31,398,550
Vanguard Global ex-U.S. Real Estate ETF	67,066	3,000,533
Vanguard Materials ETF (E)	25,486	6,024,381
Vanguard Real Estate ETF	93,748	9,041,054
Vanguard S&P 500 ETF	38,155	26,895,078
Fixed income - 20.6%
Vanguard Short-Term Corporate Bond ETF (E)	652,151	51,213,418
Vanguard Total Bond Market ETF	1,643,394	118,718,784

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $282,328,093)		$333,298,292
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	5,304	0
ICA Gruppen AB (F)(G)	228	0
Health care - 0.0%
NMC Health PLC (F)(G)	166	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	4,242	12,786
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	21,481	0

TOTAL COMMON STOCKS (Cost $5,355)		$12,786
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.2%
U.S. Government - 5.2%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$7,783,406	7,650,024
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	3,385,824	3,251,711
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	14,131,780	13,875,670
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	11,711,187	11,696,922
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	7,738,400	1,708,673
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	8,497,100	1,988,417
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	7,084,900	1,754,164
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	2,519,200	663,555
7	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $44,375,036)		$42,589,136
SHORT-TERM INVESTMENTS - 3.3%
Short-term funds - 3.3%
John Hancock Collateral Trust, 3.6571% (C)(I)	2,735,895	$27,358,674

TOTAL SHORT-TERM INVESTMENTS (Cost $27,358,911)		$27,358,674
Total investments (Cost $717,958,599) - 103.3%		$850,910,538
Other assets and liabilities, net - (3.3%)		(27,156,715)
TOTAL NET ASSETS - 100.0%		$823,753,823
2020 LIFETIME BLEND PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 50.0%
Equity - 23.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,084,422	$30,182,437
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,258,544	49,464,696
Fixed income - 26.6%
Bond, Class NAV, JHSB (MIM US) (B)	3,828,568	50,919,948
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,258,109	18,358,427
Global Senior Loan ETF, JHETF (CQS) (B)	373,555	9,183,850
High Yield, Class NAV, JHBT (MIM US) (B)	3,987,430	12,002,166

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $143,369,692)		$170,111,524
UNAFFILIATED INVESTMENT COMPANIES - 43.4%
Equity - 19.9%
Fidelity Mid Cap Index Fund	205,931	8,877,676
Fidelity Small Cap Index Fund	87,011	3,227,223
iShares Global Infrastructure ETF	19,157	1,247,887
iShares MSCI Global Min Vol Factor ETF	65,499	8,338,023
Vanguard Dividend Appreciation ETF	22,619	5,475,381
Vanguard Energy ETF	23,606	4,253,093
Vanguard FTSE Developed Markets ETF	287,663	20,976,386
Vanguard Global ex-U.S. Real Estate ETF	27,775	1,242,654
Vanguard Materials ETF	10,539	2,491,209
Vanguard Real Estate ETF	38,557	3,718,438
Vanguard S&P 500 ETF	11,384	8,024,468
Fixed income - 23.5%
Vanguard Short-Term Corporate Bond ETF	349,113	27,415,844
Vanguard Total Bond Market ETF	726,409	52,475,787

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $125,617,358)		$147,764,069
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	1,639	0
ICA Gruppen AB (F)(G)	70	0
2020 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Health care - 0.0%
NMC Health PLC (F)(G)	51	$0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	1,309	3,944
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	6,637	0

TOTAL COMMON STOCKS (Cost $1,655)		$3,944
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.6%
U.S. Government - 6.6%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$4,392,273	4,317,003
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	1,910,180	1,834,518
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	7,995,009	7,850,115
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	6,625,005	6,616,935
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	2,368,400	522,953
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	2,601,300	608,733
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	2,168,400	536,878
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	742,300	195,521

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $23,154,881)		$22,482,656
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (C)(D)	127	1,269

TOTAL SHORT-TERM INVESTMENTS (Cost $1,268)		$1,269
Total investments (Cost $292,144,854) - 100.0%		$340,363,462
Other assets and liabilities, net - (0.0%)		(15,104)
TOTAL NET ASSETS - 100.0%		$340,348,358
2015 LIFETIME BLEND PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 46.1%
Equity - 17.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	367,305	$5,318,575
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	706,804	10,729,291
Fixed income - 28.7%
Bond, Class NAV, JHSB (MIM US) (B)	1,115,290	14,833,358
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	637,830	5,185,557
Global Senior Loan ETF, JHETF (CQS) (B)	128,432	3,157,501
High Yield, Class NAV, JHBT (MIM US) (B)	1,108,319	3,336,040

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $36,569,731)		$42,560,322
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	8

2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 45.9%
Equity - 19.4%
Fidelity Mid Cap Index Fund	35,314	$1,522,388
Fidelity Small Cap Index Fund	16,840	624,607
iShares Global Infrastructure ETF	5,258	342,506
iShares MSCI Global Min Vol Factor ETF	17,701	2,253,337
Vanguard Dividend Appreciation ETF	6,185	1,497,203
Vanguard Energy ETF	6,427	1,157,953
Vanguard FTSE Developed Markets ETF	79,407	5,790,358
Vanguard Global ex-U.S. Real Estate ETF	7,547	337,653
Vanguard Materials ETF	2,864	676,992
Vanguard Real Estate ETF	10,532	1,015,706
Vanguard S&P 500 ETF	3,871	2,728,629
Fixed income - 26.5%
Vanguard Short-Term Corporate Bond ETF	114,647	9,003,229
Vanguard Total Bond Market ETF	213,736	15,440,289

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $36,646,781)		$42,390,850
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	424	0
ICA Gruppen AB (F)(G)	18	0
Health care - 0.0%
NMC Health PLC (F)(G)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	336	1,014
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	1,716	0

TOTAL COMMON STOCKS (Cost $427)		$1,014
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%
U.S. Government - 8.1%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$1,527,597	1,501,419
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	664,255	637,943
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	2,774,085	2,723,810
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,298,786	2,295,986
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	406,600	89,779
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	490,300	114,736
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	408,100	101,042
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	128,800	33,926

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,672,318)		$7,498,641
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.6571% (C)(D)	3,593	35,929
2015 LIFETIME BLEND PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $35,927)	$35,929
Total investments (Cost $80,925,184) - 100.2%	$92,486,756
Other assets and liabilities, net - (0.2%)	(142,375)
TOTAL NET ASSETS - 100.0%	$92,344,381
2010 LIFETIME BLEND PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 43.0%
Equity - 12.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	160,874	$2,329,453
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	428,123	6,498,912
Fixed income - 30.9%
Bond, Class NAV, JHSB (MIM US) (B)	932,658	12,404,355
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	530,773	4,315,182
Global Senior Loan ETF, JHETF (CQS) (B)	123,392	3,033,592
High Yield, Class NAV, JHBT (MIM US) (B)	948,377	2,854,615

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $28,839,326)		$31,436,109
UNAFFILIATED INVESTMENT COMPANIES - 47.6%
Equity - 18.2%
Fidelity Mid Cap Index Fund	10,730	462,568
Fidelity Small Cap Index Fund	11,174	414,446
iShares Global Infrastructure ETF	4,131	269,093
iShares MSCI Global Min Vol Factor ETF	14,066	1,790,602
Vanguard Dividend Appreciation ETF	4,891	1,183,964
Vanguard Energy ETF	5,080	915,264
Vanguard FTSE Developed Markets ETF	67,109	4,893,588
Vanguard Global ex-U.S. Real Estate ETF	5,952	266,292
Vanguard Materials ETF	2,283	539,656
Vanguard Real Estate ETF	8,320	802,380
Vanguard S&P 500 ETF	2,513	1,771,389
Fixed income - 29.4%
Vanguard Short-Term Corporate Bond ETF	111,679	8,770,152
Vanguard Total Bond Market ETF	177,104	12,793,993

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $31,215,653)		$34,873,387
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	225	0
ICA Gruppen AB (F)(G)	10	0
Health care - 0.0%
NMC Health PLC (F)(G)	7	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	180	543
9	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

2010 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	911	$0

TOTAL COMMON STOCKS (Cost $227)		$543
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.4%
U.S. Government - 9.4%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$1,454,218	1,429,297
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	632,184	607,143
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	2,638,528	2,590,710
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,186,487	2,183,824
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	115,100	25,415
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	157,200	36,787
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	131,000	32,435
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	34,900	9,193

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,038,540)		$6,914,804
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (C)(D)	163	1,626

TOTAL SHORT-TERM INVESTMENTS (Cost $1,625)		$1,626
Total investments (Cost $67,095,371) - 100.0%		$73,226,469
Other assets and liabilities, net - 0.0%		5,737
TOTAL NET ASSETS - 100.0%		$73,232,206
Percentages are based upon net assets.
Security Abbreviations and Legend
CQS	CQS (US), LLC
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 8-31-26.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	All or a portion of this security is on loan as of 8-31-26.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(G)	Non-income producing.
(H)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	10

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 8-31-26

	2070 Lifetime Blend Portfolio	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securities loaned)	$3,784,648	$74,414,184	$171,841,121	$269,293,462
Affiliated investments, at value	6,171,586	120,185,241	277,230,649	433,972,329
Total investments, at value	9,956,234	194,599,425	449,071,770	703,265,791
Cash	773	—	—	—
Dividends and interest receivable	1,930	38,256	100,887	167,350
Receivable for fund shares sold	38,921	312,563	649,324	752,808
Receivable for securities lending income	—	62	112	141
Receivable from affiliates	4,097	6,535	13,360	19,643
Other assets	19,800	29,184	43,159	54,554
Total assets	10,021,755	194,986,025	449,878,612	704,260,287
Liabilities
Due to custodian	—	3,461	8,818	14,385
Payable for investments purchased	32,996	255,668	421,602	417,489
Payable for fund shares repurchased	—	79,371	319,094	477,060
Payable upon return of securities loaned	—	143,175	273,900	323,700
Payable to affiliates
Accounting and legal services fees	385	8,393	19,742	30,964
Transfer agent fees	83	3,390	12,343	21,242
Distribution and service fees	—	—	179	166
Trustees’ fees	4	77	181	284
Other liabilities and accrued expenses	53,472	50,005	58,445	60,627
Total liabilities	86,940	543,540	1,114,304	1,345,917
Net assets	$9,934,815	$194,442,485	$448,764,308	$702,914,370
Net assets consist of
Paid-in capital	$8,942,554	$145,042,755	$311,948,750	$478,221,042
Total distributable earnings (loss)	992,261	49,399,730	136,815,558	224,693,328
Net assets	$9,934,815	$194,442,485	$448,764,308	$702,914,370
Unaffiliated investments, at cost	$3,402,185	$55,703,394	$117,599,823	$178,907,716
Affiliated investments, at cost	5,595,011	92,034,018	199,643,591	307,290,347
Total investments, at cost	8,997,196	147,737,412	317,243,414	486,198,063
Securities loaned, at value	—	$139,817	$1,294,827	$316,108
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$896,569	$36,076,479	$129,132,686	$224,096,472
Shares outstanding	65,220	1,929,452	6,138,006	11,648,660
Net asset value and redemption price per share	$13.75	$18.70	$21.04	$19.24
Class R4
Net assets	—	—	$2,128,709	$1,981,994
Shares outstanding	—	—	101,152	103,210
Net asset value, offering price and redemption price per share	—	—	$21.04	$19.20
Class R6
Net assets	$556,363	$31,970,282	$90,950,279	$129,900,465
Shares outstanding	40,344	1,708,429	4,316,339	6,752,727
Net asset value, offering price and redemption price per share	$13.79	$18.71	$21.07	$19.24
Class 1
Net assets	$8,481,883	$126,395,724	$226,552,634	$346,935,439
Shares outstanding	615,314	6,750,726	10,753,490	18,023,973
Net asset value, offering price and redemption price per share	$13.78	$18.72	$21.07	$19.25
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.47	$19.68	$22.15	$20.25

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
11	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-26

Continued

	2050 Lifetime Blend Portfolio	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securities loaned)	$338,282,812	$413,467,135	$446,383,593	$526,192,112
Affiliated investments, at value	549,781,502	638,739,154	660,307,567	749,141,511
Total investments, at value	888,064,314	1,052,206,289	1,106,691,160	1,275,333,623
Dividends and interest receivable	235,000	384,964	626,633	1,046,078
Receivable for fund shares sold	1,184,376	410,467	1,021,204	111,042
Receivable for investments sold	—	339,834	317,205	247,776
Receivable for securities lending income	—	145	390	1,146
Receivable from affiliates	24,204	28,813	30,580	35,838
Other assets	54,978	64,444	60,934	65,106
Total assets	889,562,872	1,053,434,956	1,108,748,106	1,276,840,609
Liabilities
Due to custodian	18,261	93,494	339,597	28,870
Distributions payable	9,859	—	—	—
Payable for investments purchased	841,461	317,681	1,292,796	1,178,212
Payable for fund shares repurchased	526,309	1,307,316	301,427	695,643
Payable upon return of securities loaned	—	186,750	2,083,200	3,461,100
Payable to affiliates
Accounting and legal services fees	39,320	46,486	49,641	56,595
Transfer agent fees	27,167	32,545	33,135	38,836
Distribution and service fees	186	357	95	464
Trustees’ fees	359	426	451	517
Other liabilities and accrued expenses	62,218	63,559	64,101	65,851
Total liabilities	1,525,140	2,048,614	4,164,443	5,526,088
Net assets	$888,037,732	$1,051,386,342	$1,104,583,663	$1,271,314,521
Net assets consist of
Paid-in capital	$596,682,449	$728,514,791	$773,652,282	$939,487,996
Total distributable earnings (loss)	291,355,283	322,871,551	330,931,381	331,826,525
Net assets	$888,037,732	$1,051,386,342	$1,104,583,663	$1,271,314,521
Unaffiliated investments, at cost	$222,177,172	$287,682,958	$318,419,504	$402,920,704
Affiliated investments, at cost	385,819,429	456,552,724	481,181,954	566,100,099
Total investments, at cost	607,996,601	744,235,682	799,601,458	969,020,803
Securities loaned, at value	—	$182,370	$2,271,108	$10,484,270
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$284,739,287	$340,607,493	$347,097,946	$408,358,882
Shares outstanding	14,590,981	18,347,507	19,736,311	25,083,112
Net asset value and redemption price per share	$19.51	$18.56	$17.59	$16.28
Class R4
Net assets	$2,196,457	$4,207,055	$1,103,682	$5,469,953
Shares outstanding	112,624	227,205	62,759	335,901
Net asset value, offering price and redemption price per share	$19.50	$18.52	$17.59	$16.28
Class R6
Net assets	$183,661,431	$202,992,257	$209,920,675	$251,910,831
Shares outstanding	9,413,333	10,915,996	11,922,076	15,455,174
Net asset value, offering price and redemption price per share	$19.51	$18.60	$17.61	$16.30
Class 1
Net assets	$417,440,557	$503,579,537	$546,461,360	$605,574,855
Shares outstanding	21,377,976	27,103,614	31,049,304	37,147,006
Net asset value, offering price and redemption price per share	$19.53	$18.58	$17.60	$16.30
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.54	$19.54	$18.52	$17.14

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	12

STATEMENTS OF ASSETS AND LIABILITIES 8-31-26

Continued

	2030 Lifetime Blend Portfolio	2025 Lifetime Blend Portfolio	2020 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securities loaned)	$540,005,289	$375,900,214	$170,250,669	$49,890,505
Affiliated investments, at value	667,773,806	475,010,324	170,112,793	42,596,251
Total investments, at value	1,207,779,095	850,910,538	340,363,462	92,486,756
Dividends and interest receivable	1,299,742	1,116,268	515,043	156,150
Receivable for fund shares sold	374,950	759,094	36,793	17,367
Receivable for investments sold	—	140,385	48,450	86,355
Receivable for securities lending income	—	2,065	135	—
Receivable from affiliates	33,943	22,643	10,232	4,298
Other assets	63,155	54,595	32,375	22,602
Total assets	1,209,550,885	853,005,588	341,006,490	92,773,528
Liabilities
Due to custodian	30,758	154,470	18,903	2,848
Payable for investments purchased	1,354,607	861,572	369,105	138,813
Payable for fund shares repurchased	436,424	747,506	178,033	223,453
Payable upon return of securities loaned	6,225	27,344,925	—	—
Payable to affiliates
Accounting and legal services fees	53,876	37,251	15,404	4,219
Transfer agent fees	44,053	43,048	18,622	4,356
Distribution and service fees	531	180	119	—
Trustees’ fees	493	342	142	38
Other liabilities and accrued expenses	65,679	62,471	57,804	55,420
Total liabilities	1,992,646	29,251,765	658,132	429,147
Net assets	$1,207,558,239	$823,753,823	$340,348,358	$92,344,381
Net assets consist of
Paid-in capital	$943,636,806	$682,339,009	$292,425,627	$80,504,385
Total distributable earnings (loss)	263,921,433	141,414,814	47,922,731	11,839,996
Net assets	$1,207,558,239	$823,753,823	$340,348,358	$92,344,381
Unaffiliated investments, at cost	$447,397,764	$326,708,484	$148,773,894	$44,319,526
Affiliated investments, at cost	518,943,595	391,250,115	143,370,960	36,605,658
Total investments, at cost	966,341,359	717,958,599	292,144,854	80,925,184
Securities loaned, at value	$6,079	$32,543,277	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$462,488,253	$455,742,221	$198,496,614	$45,464,221
Shares outstanding	31,136,049	33,958,966	15,905,221	3,896,820
Net asset value and redemption price per share	$14.85	$13.42	$12.48	$11.67
Class R4
Net assets	$6,269,867	$2,124,132	$1,401,082	$16,750
Shares outstanding	422,281	158,369	112,411	1,437
Net asset value, offering price and redemption price per share	$14.85	$13.41	$12.46	$11.65[2]
Class R6
Net assets	$249,088,225	$131,418,698	$59,811,255	$21,450,917
Shares outstanding	16,742,956	9,780,653	4,782,318	1,835,571
Net asset value, offering price and redemption price per share	$14.88	$13.44	$12.51	$11.69
Class 1
Net assets	$489,711,894	$234,468,772	$80,639,407	$25,412,493
Shares outstanding	32,946,612	17,471,377	6,457,525	2,175,950
Net asset value, offering price and redemption price per share	$14.86	$13.42	$12.49	$11.68
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$15.63	$14.13	$13.14	$12.28

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $11.65 is calculated using Net assets of $16,749.98 and Shares outstanding of 1,437.473.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
13	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 8-31-26

Continued

2010 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securities loaned)	$41,788,734
Affiliated investments, at value	31,437,735
Total investments, at value	73,226,469
Dividends and interest receivable	134,455
Receivable for fund shares sold	8,940
Receivable for investments sold	8,432
Receivable from affiliates	3,875
Other assets	18,473
Total assets	73,400,644
Liabilities
Due to custodian	9,000
Payable for investments purchased	90,018
Payable for fund shares repurchased	8,020
Payable to affiliates
Accounting and legal services fees	3,247
Transfer agent fees	2,773
Trustees’ fees	30
Other liabilities and accrued expenses	55,350
Total liabilities	168,438
Net assets	$73,232,206
Net assets consist of
Paid-in capital	$66,473,127
Total distributable earnings (loss)	6,759,079
Net assets	$73,232,206
Unaffiliated investments, at cost	$38,254,420
Affiliated investments, at cost	28,840,951
Total investments, at cost	67,095,371
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$29,444,070
Shares outstanding	2,650,083
Net asset value and redemption price per share	$11.11
Class R4
Net assets	$54,448
Shares outstanding	4,902
Net asset value, offering price and redemption price per share	$11.11
Class R6
Net assets	$12,924,435
Shares outstanding	1,161,644
Net asset value, offering price and redemption price per share	$11.13
Class 1
Net assets	$30,809,253
Shares outstanding	2,772,286
Net asset value, offering price and redemption price per share	$11.11
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.69

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	14

STATEMENTS OF OPERATIONS For the year ended 8-31-26

	2070 Lifetime Blend Portfolio	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$33,617	$1,800,423	$4,443,053	$7,019,145
Dividends from unaffiliated investments	17,317	810,947	2,001,863	3,168,879
Interest	—	37,946	100,986	168,073
Securities lending, net	—	413	2,358	5,962
Other income received from advisor	1,427	54,078	130,965	204,142
Total investment income	52,361	2,703,807	6,679,225	10,566,201
Expenses
Investment management fees	11,069	394,219	960,575	1,514,419
Distribution and service fees	3,076	132,982	415,374	704,571
Offering costs	65,362	—	—	—
Accounting and legal services fees	784	28,504	69,538	109,570
Transfer agent fees	448	30,303	117,488	205,031
Trustees’ fees	67	3,527	8,767	13,874
Custodian fees	25,848	27,050	27,755	27,755
State registration fees	24,158	51,989	63,353	67,877
Printing and postage	15,006	16,546	18,154	19,410
Professional fees	45,599	45,068	54,515	61,442
Other	7,251	12,859	17,906	22,981
Total expenses	198,668	743,047	1,753,425	2,746,930
Less expense reductions	(195,143)	(579,786)	(1,222,413)	(1,839,147)
Net expenses	3,525	163,261	531,012	907,783
Net investment income	48,836	2,540,546	6,148,213	9,658,418
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,258	335,146	1,381,506	2,135,761
Affiliated investments	(18,599)	360,102	1,551,283	2,897,967
Capital gain distributions received from affiliated investments	39,170	2,353,996	5,825,887	9,192,002
	21,829	3,049,244	8,758,676	14,225,730
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	372,569	10,668,907	25,390,372	39,922,925
Affiliated investments	561,740	15,024,173	35,935,025	55,988,667
	934,309	25,693,080	61,325,397	95,911,592
Net realized and unrealized gain	956,138	28,742,324	70,084,073	110,137,322
Increase in net assets from operations	$1,004,974	$31,282,870	$76,232,286	$119,795,740
15	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-26

Continued
	2050 Lifetime Blend Portfolio	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$9,117,372	$11,275,921	$14,207,156	$17,719,011
Dividends from unaffiliated investments	4,090,524	6,284,703	8,282,924	10,745,600
Interest	218,761	350,322	512,554	943,072
Securities lending, net	20,369	11,591	21,600	21,875
Other income received from advisor	264,261	283,050	211,686	208,243
Total investment income	13,711,287	18,205,587	23,235,920	29,637,801
Expenses
Investment management fees	1,950,288	2,409,294	2,907,960	3,519,917
Distribution and service fees	915,139	1,101,165	1,156,481	1,361,244
Accounting and legal services fees	141,019	165,573	183,377	207,373
Transfer agent fees	271,442	323,148	338,905	398,916
Trustees’ fees	17,965	21,085	23,738	26,705
Custodian fees	27,755	27,755	27,755	29,380
State registration fees	77,469	76,765	76,266	80,986
Printing and postage	20,553	21,247	21,638	22,423
Professional fees	66,802	71,073	74,061	78,271
Other	27,174	31,665	38,506	40,751
Total expenses	3,515,606	4,248,770	4,848,687	5,765,966
Less expense reductions	(2,331,053)	(2,828,403)	(3,354,417)	(4,010,907)
Net expenses	1,184,553	1,420,367	1,494,270	1,755,059
Net investment income	12,526,734	16,785,220	21,741,650	27,882,742
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	3,911,791	5,795,800	9,974,296	10,355,798
Affiliated investments	3,898,306	4,801,958	7,828,284	8,136,046
Capital gain distributions received from affiliated investments	11,944,920	13,074,023	13,122,937	13,858,482
	19,755,017	23,671,781	30,925,517	32,350,326
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	50,267,384	53,269,733	50,736,069	47,507,330
Affiliated investments	71,789,459	79,009,620	73,775,651	72,273,902
	122,056,843	132,279,353	124,511,720	119,781,232
Net realized and unrealized gain	141,811,860	155,951,134	155,437,237	152,131,558
Increase in net assets from operations	$154,338,594	$172,736,354	$177,178,887	$180,014,300
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	16

STATEMENTS OF OPERATIONS For the year ended 8-31-26

Continued
	2030 Lifetime Blend Portfolio	2025 Lifetime Blend Portfolio	2020 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$18,264,675	$14,053,835	$5,809,691	$1,711,052
Dividends from unaffiliated investments	12,566,152	9,991,751	4,694,076	1,467,598
Interest	1,948,854	1,969,660	1,079,607	382,755
Securities lending, net	22,206	48,518	25,934	4,008
Total investment income	32,801,887	26,063,764	11,609,308	3,565,413
Expenses
Investment management fees	3,686,384	2,800,576	1,263,364	385,938
Distribution and service fees	1,465,085	1,349,692	584,374	146,207
Accounting and legal services fees	200,564	139,977	58,311	16,712
Transfer agent fees	452,878	452,640	198,275	49,588
Trustees’ fees	25,987	18,236	7,588	2,213
Custodian fees	29,255	29,255	29,255	29,255
State registration fees	90,576	85,165	58,985	54,056
Printing and postage	23,019	21,535	17,641	15,525
Professional fees	77,132	66,842	52,735	45,542
Other	41,540	35,460	21,711	14,691
Total expenses	6,092,420	4,999,378	2,292,239	759,727
Less expense reductions	(4,137,858)	(2,898,751)	(1,271,010)	(466,028)
Net expenses	1,954,562	2,100,627	1,021,229	293,699
Net investment income	30,847,325	23,963,137	10,588,079	3,271,714
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	11,188,573	10,594,908	3,793,939	1,467,868
Affiliated investments	9,006,926	5,421,309	2,134,350	1,008,746
Capital gain distributions received from affiliated investments	12,068,982	6,520,415	2,311,938	541,862
	32,264,481	22,536,632	8,240,227	3,018,476
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	33,397,568	13,348,042	6,261,144	1,208,180
Affiliated investments	54,752,132	29,447,624	8,182,150	1,005,774
	88,149,700	42,795,666	14,443,294	2,213,954
Net realized and unrealized gain	120,414,181	65,332,298	22,683,521	5,232,430
Increase in net assets from operations	$151,261,506	$89,295,435	$33,271,600	$8,504,144
17	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 8-31-26

Continued
2010 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$1,346,344
Dividends from unaffiliated investments	1,206,476
Interest	341,891
Securities lending, net	3,323
Total investment income	2,898,034
Expenses
Investment management fees	311,453
Distribution and service fees	93,766
Accounting and legal services fees	12,796
Transfer agent fees	28,749
Trustees’ fees	1,720
Custodian fees	29,255
State registration fees	52,547
Printing and postage	15,712
Professional fees	44,876
Other	14,240
Total expenses	605,114
Less expense reductions	(395,489)
Net expenses	209,625
Net investment income	2,688,409
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,157,892
Affiliated investments	870,226
Capital gain distributions received from affiliated investments	298,638
2,326,756
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	708,151
Affiliated investments	69,224
777,375
Net realized and unrealized gain	3,104,131
Increase in net assets from operations	$5,792,540
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	18

STATEMENTS OF CHANGES IN NET ASSETS

	2070 Lifetime Blend Portfolio		2065 Lifetime Blend Portfolio		2060 Lifetime Blend Portfolio
	Year ended 8-31-26	Period ended 8-31-25[1]	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$48,836	$372	$2,540,546	$1,579,203	$6,148,213	$4,548,037
Net realized gain	21,829	349	3,049,244	2,013,819	8,758,676	6,325,613
Change in net unrealized appreciation (depreciation)	934,309	24,729	25,693,080	10,927,910	61,325,397	28,698,845
Increase in net assets resulting from operations	1,004,974	25,450	31,282,870	14,520,932	76,232,286	39,572,495
Distributions to shareholders
From earnings
Class A	(1,702)	—	(643,997)	(322,842)	(2,892,806)	(722,074)
Class R4	—	—	—	(2,521)	(55,854)	(20,013)
Class R6	(2,274)	—	(823,096)	(573,144)	(3,073,018)	(1,105,345)
Class 1	(34,207)	—	(3,085,371)	(2,251,407)	(6,520,867)	(2,428,948)
Total distributions	(38,183)	—	(4,552,464)	(3,149,914)	(12,542,545)	(4,276,380)
Portfolio share transactions
From portfolio share transactions	8,515,120	427,454	37,977,537	43,287,428	44,609,669	60,315,690
Total increase	9,481,911	452,904	64,707,943	54,658,446	108,299,410	95,611,805
Net assets
Beginning of year	452,904	—	129,734,542	75,076,096	340,464,898	244,853,093
End of year	$9,934,815	$452,904	$194,442,485	$129,734,542	$448,764,308	$340,464,898

[1]	Period from 4-24-25 (commencement of operations) through 8-31-25.
19	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	2055 Lifetime Blend Portfolio		2050 Lifetime Blend Portfolio		2045 Lifetime Blend Portfolio
	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$9,658,418	$7,758,586	$12,526,734	$9,950,873	$16,785,220	$12,960,849
Net realized gain	14,225,730	11,802,808	19,755,017	15,194,673	23,671,781	18,102,325
Change in net unrealized appreciation (depreciation)	95,911,592	46,151,287	122,056,843	60,053,966	132,279,353	63,469,894
Increase in net assets resulting from operations	119,795,740	65,712,681	154,338,594	85,199,512	172,736,354	94,533,068
Distributions to shareholders
From earnings
Class A	(5,177,842)	(1,439,212)	(6,295,954)	(2,021,231)	(8,225,886)	(2,624,213)
Class R4	(57,471)	(22,761)	(57,796)	(30,791)	(125,710)	(59,438)
Class R6	(4,459,869)	(1,825,061)	(5,562,183)	(2,411,641)	(6,476,094)	(2,828,507)
Class 1	(10,327,865)	(4,119,401)	(11,478,067)	(4,992,060)	(15,157,691)	(6,522,515)
Total distributions	(20,023,047)	(7,406,435)	(23,394,000)	(9,455,723)	(29,985,381)	(12,034,673)
Portfolio share transactions
From portfolio share transactions	50,982,552	62,716,516	39,552,610	89,849,859	65,458,505	92,640,585
Total increase	150,755,245	121,022,762	170,497,204	165,593,648	208,209,478	175,138,980
Net assets
Beginning of year	552,159,125	431,136,363	717,540,528	551,946,880	843,176,864	668,037,884
End of year	$702,914,370	$552,159,125	$888,037,732	$717,540,528	$1,051,386,342	$843,176,864
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	20

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2040 Lifetime Blend Portfolio		2035 Lifetime Blend Portfolio		2030 Lifetime Blend Portfolio
	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$21,741,650	$17,094,904	$27,882,742	$22,501,194	$30,847,325	$25,517,933
Net realized gain	30,925,517	17,190,833	32,350,326	15,482,379	32,264,481	12,661,750
Change in net unrealized appreciation (depreciation)	124,511,720	65,834,589	119,781,232	65,604,307	88,149,700	51,269,419
Increase in net assets resulting from operations	177,178,887	100,120,326	180,014,300	103,587,880	151,261,506	89,449,102
Distributions to shareholders
From earnings
Class A	(7,791,009)	(3,089,496)	(7,728,376)	(4,110,396)	(8,970,362)	(5,307,296)
Class R4	(33,291)	(19,284)	(122,820)	(91,652)	(164,818)	(138,943)
Class R6	(7,374,501)	(4,106,418)	(6,629,715)	(4,885,424)	(7,118,894)	(6,165,459)
Class 1	(15,386,695)	(8,419,465)	(14,894,687)	(10,908,152)	(12,995,644)	(10,952,085)
Total distributions	(30,585,496)	(15,634,663)	(29,375,598)	(19,995,624)	(29,249,718)	(22,563,783)
Portfolio share transactions
From portfolio share transactions	(2,733,899)	111,328,481	26,652,988	118,524,054	13,924,969	120,524,148
Total increase	143,859,492	195,814,144	177,291,690	202,116,310	135,936,757	187,409,467
Net assets
Beginning of year	960,724,171	764,910,027	1,094,022,831	891,906,521	1,071,621,482	884,212,015
End of year	$1,104,583,663	$960,724,171	$1,271,314,521	$1,094,022,831	$1,207,558,239	$1,071,621,482
21	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2025 Lifetime Blend Portfolio		2020 Lifetime Blend Portfolio		2015 Lifetime Blend Portfolio
	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$23,963,137	$20,935,979	$10,588,079	$9,855,154	$3,271,714	$3,205,518
Net realized gain	22,536,632	8,957,787	8,240,227	4,657,516	3,018,476	1,259,203
Change in net unrealized appreciation (depreciation)	42,795,666	26,193,965	14,443,294	8,144,897	2,213,954	2,071,890
Increase in net assets resulting from operations	89,295,435	56,087,731	33,271,600	22,657,567	8,504,144	6,536,611
Distributions to shareholders
From earnings
Class A	(10,849,646)	(6,605,947)	(5,229,855)	(3,783,401)	(1,463,988)	(1,069,670)
Class R4	(60,678)	(55,654)	(44,963)	(37,478)	(902)	(3,008)
Class R6	(4,589,482)	(4,098,927)	(2,158,811)	(1,889,848)	(887,162)	(934,157)
Class 1	(7,819,343)	(7,703,633)	(3,156,187)	(3,257,478)	(1,048,633)	(930,676)
Total distributions	(23,319,149)	(18,464,161)	(10,589,816)	(8,968,205)	(3,400,685)	(2,937,511)
Portfolio share transactions
From portfolio share transactions	(7,926,379)	72,014,481	(4,449,083)	11,809,589	(11,091,095)	5,722,758
Total increase (decrease)	58,049,907	109,638,051	18,232,701	25,498,951	(5,987,636)	9,321,858
Net assets
Beginning of year	765,703,916	656,065,865	322,115,657	296,616,706	98,332,017	89,010,159
End of year	$823,753,823	$765,703,916	$340,348,358	$322,115,657	$92,344,381	$98,332,017
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	22

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2010 Lifetime Blend Portfolio
	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$2,688,409	$2,595,189
Net realized gain	2,326,756	1,190,946
Change in net unrealized appreciation (depreciation)	777,375	785,682
Increase in net assets resulting from operations	5,792,540	4,571,817
Distributions to shareholders
From earnings
Class A	(834,847)	(609,344)
Class R4	(1,957)	(1,682)
Class R6	(571,317)	(519,979)
Class 1	(1,369,283)	(1,192,319)
Total distributions	(2,777,404)	(2,323,324)
Portfolio share transactions
From portfolio share transactions	(3,560,098)	4,496,234
Total increase (decrease)	(544,962)	6,744,727
Net assets
Beginning of year	73,777,168	67,032,441
End of year	$73,232,206	$73,777,168
23	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
2070 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2070 Lifetime Blend Portfolio
Class A
08-31-2026	11.51	0.06[5]	2.33	2.39	(0.14)	(0.01)	(0.15)	13.75	20.91[6]	4.74	0.41	0.48[5]	897	68
08-31-2025[7]	10.00	0.01[5]	1.50	1.51	—	—	—	11.51	15.10[6,8]	93.47[9]	0.41[10]	0.30[5,10]	71	20
Class R6
08-31-2026	11.52	0.14[5]	2.31	2.45	(0.17)	(0.01)	(0.18)	13.79	21.48	4.34	0.01	1.06[5]	556	68
08-31-2025[7]	10.00	0.03[5]	1.49	1.52	—	—	—	11.52	15.20[8]	93.06[9]	0.01[10]	0.70[5,10]	113	20
Class 1
08-31-2026	11.52	0.15[5]	2.29	2.44	(0.17)	(0.01)	(0.18)	13.78	21.36	4.38	0.05	1.15[5]	8,482	68
08-31-2025[7]	10.00	0.03[5]	1.49	1.52	—	—	—	11.52	15.20[8]	93.10[9]	0.05[10]	0.64[5,10]	268	20

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 and less than $0.005 per share and 0.03% and 0.03% for the periods ended 8-31-26 and 8-31-25, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] Period from 4-24-25 (commencement of operations) through 8-31-25.
[8] Not annualized.
[9] Annualized. Certain expenses are presented unannualized.
[10] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	24

Financial highlights continued
2065 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2065 Lifetime Blend Portfolio
Class A
08-31-2026	15.90	0.21[5]	3.05	3.26	(0.23)	(0.23)	(0.46)	18.70	20.85[6]	0.77	0.41	1.20[5]	36,076	9
08-31-2025	14.44	0.18[5]	1.74	1.92	(0.18)	(0.28)	(0.46)	15.90	13.73[6]	0.83	0.41	1.20[5]	17,662	14
08-31-2024	12.15	0.18[5]	2.33	2.51	(0.22)	—	(0.22)	14.44	20.92[6]	0.98	0.42	1.35[5]	8,331	41
08-31-2023	11.15	0.13	1.00	1.13	(0.13)	—	(0.13)	12.15	10.32[6]	1.22	0.42	1.16	3,032	12
08-31-2022	13.52	0.07[5]	(2.16)	(2.09)	(0.12)	(0.16)	(0.28)	11.15	(15.86)[6]	1.66	0.42	0.61[5]	1,417	89
Class R6
08-31-2026	15.91	0.29[5]	3.03	3.32	(0.29)	(0.23)	(0.52)	18.71	21.29	0.36	0.01	1.66[5]	31,970	9
08-31-2025	14.45	0.25[5]	1.73	1.98	(0.24)	(0.28)	(0.52)	15.91	14.17	0.42	0.01	1.70[5]	24,366	14
08-31-2024	12.15	0.24[5]	2.33	2.57	(0.27)	—	(0.27)	14.45	21.46	0.57	0.01	1.82[5]	10,961	41
08-31-2023	11.15	0.12	1.06	1.18	(0.18)	—	(0.18)	12.15	10.78	0.82	0.01	1.01	4,303	12
08-31-2022	13.52	0.19[5]	(2.23)	(2.04)	(0.17)	(0.16)	(0.33)	11.15	(15.52)	1.25	0.01	1.61[5]	410	89
Class 1
08-31-2026	15.92	0.28[5]	3.03	3.31	(0.28)	(0.23)	(0.51)	18.72	21.23	0.41	0.05	1.62[5]	126,396	9
08-31-2025	14.46	0.24[5]	1.74	1.98	(0.24)	(0.28)	(0.52)	15.92	14.12	0.47	0.05	1.66[5]	87,627	14
08-31-2024	12.16	0.26[5]	2.30	2.56	(0.26)	—	(0.26)	14.46	21.39	0.61	0.05	1.97[5]	55,712	41
08-31-2023	11.16	0.18	0.99	1.17	(0.17)	—	(0.17)	12.16	10.72	0.86	0.06	1.55	34,828	12
08-31-2022	13.52	0.16[5]	(2.19)	(2.03)	(0.17)	(0.16)	(0.33)	11.16	(15.48)	1.29	0.05	1.34[5]	15,871	89

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, less than $0.005, less than $0.005 and less than $0.005 per share and 0.03%, 0.03%, 0.01% and 0.01% for the periods ended 8-31-26, 8-31-25, 8-31-24 and 8-31-22, respectively.
[6] Does not reflect the effect of sales charges, if any.
25	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2060 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2060 Lifetime Blend Portfolio
Class A
08-31-2026	17.96	0.24[5]	3.43	3.67	(0.26)	(0.33)	(0.59)	21.04	20.84[6]	0.72	0.41	1.21[5]	129,133	11
08-31-2025	16.02	0.22[5]	1.94	2.16	(0.22)	—	(0.22)	17.96	13.63[6]	0.74	0.41	1.31[5]	76,131	14
08-31-2024	13.48	0.21[5]	2.58	2.79	(0.25)	—	(0.25)	16.02	20.96[6]	0.79	0.42	1.43[5]	45,957	21
08-31-2023	12.97	0.16	1.09	1.25	(0.16)	(0.58)	(0.74)	13.48	10.37[6]	0.82	0.42	1.23	23,628	25
08-31-2022	16.14	0.13[5]	(2.55)	(2.42)	(0.17)	(0.58)	(0.75)	12.97	(15.84)[6]	0.84	0.42	0.94[5]	10,978	81
Class R4
08-31-2026	17.97	0.28[5]	3.40	3.68	(0.28)	(0.33)	(0.61)	21.04	20.94	0.66	0.26	1.42[5]	2,129	11
08-31-2025	16.02	0.25[5]	1.94	2.19	(0.24)	—	(0.24)	17.97	13.87	0.69	0.26	1.52[5]	1,585	14
08-31-2024	13.48	0.23[5]	2.58	2.81	(0.27)	—	(0.27)	16.02	21.14	0.73	0.25	1.58[5]	1,337	21
08-31-2023	12.97	0.19	1.08	1.27	(0.18)	(0.58)	(0.76)	13.48	10.55	0.76	0.27	1.46	3,050	25
08-31-2022	16.14	0.19[5]	(2.58)	(2.39)	(0.20)	(0.58)	(0.78)	12.97	(15.70)	0.78	0.26	1.31[5]	2,006	81
Class R6
08-31-2026	17.99	0.33[5]	3.40	3.73	(0.32)	(0.33)	(0.65)	21.07	21.25	0.31	—[7]	1.72[5]	90,950	11
08-31-2025	16.03	0.28[5]	1.96	2.24	(0.28)	—	(0.28)	17.99	14.19	0.34	0.01	1.69[5]	88,129	14
08-31-2024	13.49	0.27[5]	2.57	2.84	(0.30)	—	(0.30)	16.03	21.40	0.38	0.01	1.86[5]	62,824	21
08-31-2023	12.98	0.25	1.06	1.31	(0.22)	(0.58)	(0.80)	13.49	10.84	0.42	0.02	1.98	33,344	25
08-31-2022	16.16	0.22[5]	(2.59)	(2.37)	(0.23)	(0.58)	(0.81)	12.98	(15.54)	0.43	0.01	1.50[5]	32,711	81
Class 1
08-31-2026	17.98	0.32[5]	3.42	3.74	(0.32)	(0.33)	(0.65)	21.07	21.27	0.36	0.05	1.64[5]	226,553	11
08-31-2025	16.03	0.28[5]	1.94	2.22	(0.27)	—	(0.27)	17.98	14.09	0.38	0.05	1.72[5]	174,620	14
08-31-2024	13.49	0.29[5]	2.55	2.84	(0.30)	—	(0.30)	16.03	21.35	0.43	0.05	2.03[5]	134,735	21
08-31-2023	12.98	0.21	1.09	1.30	(0.21)	(0.58)	(0.79)	13.49	10.78	0.46	0.06	1.65	107,925	25
08-31-2022	16.15	0.22[5]	(2.58)	(2.36)	(0.23)	(0.58)	(0.81)	12.98	(15.52)	0.47	0.05	1.52[5]	71,791	81

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, less than $0.005, less than $0.005 and less than $0.005 per share and 0.03%, 0.03%, less than 0.005% and 0.01% for the periods ended 8-31-26, 8-31-25, 8-31-24 and 8-31-22, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	26

Financial highlights continued
2055 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2055 Lifetime Blend Portfolio
Class A
08-31-2026	16.43	0.22[5]	3.13	3.35	(0.24)	(0.30)	(0.54)	19.24	20.85[6]	0.70	0.41	1.23[5]	224,096	10
08-31-2025	14.65	0.20[5]	1.78	1.98	(0.20)	—	(0.20)	16.43	13.69[6]	0.72	0.41	1.32[5]	143,954	14
08-31-2024	12.33	0.19[5]	2.36	2.55	(0.23)	—	(0.23)	14.65	20.92[6]	0.76	0.42	1.45[5]	92,965	21
08-31-2023	12.04	0.14	0.99	1.13	(0.15)	(0.69)	(0.84)	12.33	10.29[6]	0.77	0.43	1.22	50,736	29
08-31-2022	15.05	0.13[5]	(2.37)	(2.24)	(0.16)	(0.61)	(0.77)	12.04	(15.78)[6]	0.76	0.42	1.00[5]	23,337	79
Class R4
08-31-2026	16.40	0.26[5]	3.11	3.37	(0.27)	(0.30)	(0.57)	19.20	21.00	0.65	0.25	1.46[5]	1,982	10
08-31-2025	14.63	0.23[5]	1.76	1.99	(0.22)	—	(0.22)	16.40	13.81	0.66	0.26	1.50[5]	1,755	14
08-31-2024	12.31	0.21[5]	2.36	2.57	(0.25)	—	(0.25)	14.63	21.13	0.69	0.25	1.61[5]	1,626	21
08-31-2023	12.01	0.18	0.98	1.16	(0.17)	(0.69)	(0.86)	12.31	10.57	0.72	0.27	1.51	5,677	29
08-31-2022	15.03	0.18[5]	(2.41)	(2.23)	(0.18)	(0.61)	(0.79)	12.01	(15.73)	0.71	0.26	1.36[5]	4,586	79
Class R6
08-31-2026	16.43	0.30[5]	3.12	3.42	(0.31)	(0.30)	(0.61)	19.24	21.30	0.30	—[7]	1.71[5]	129,900	10
08-31-2025	14.65	0.26[5]	1.78	2.04	(0.26)	—	(0.26)	16.43	14.14	0.31	0.01	1.74[5]	130,554	14
08-31-2024	12.32	0.25[5]	2.36	2.61	(0.28)	—	(0.28)	14.65	21.47	0.35	0.01	1.87[5]	103,401	21
08-31-2023	12.03	0.25	0.93	1.18	(0.20)	(0.69)	(0.89)	12.32	10.77	0.37	0.02	2.09	53,947	29
08-31-2022	15.05	0.21[5]	(2.40)	(2.19)	(0.22)	(0.61)	(0.83)	12.03	(15.51)	0.36	0.01	1.56[5]	69,354	79
Class 1
08-31-2026	16.44	0.29[5]	3.12	3.41	(0.30)	(0.30)	(0.60)	19.25	21.24	0.34	0.05	1.65[5]	346,935	10
08-31-2025	14.66	0.26[5]	1.77	2.03	(0.25)	—	(0.25)	16.44	14.08	0.36	0.05	1.74[5]	275,896	14
08-31-2024	12.33	0.27[5]	2.33	2.60	(0.27)	—	(0.27)	14.66	21.41	0.39	0.05	2.04[5]	233,144	21
08-31-2023	12.04	0.20	0.98	1.18	(0.20)	(0.69)	(0.89)	12.33	10.70	0.41	0.06	1.69	192,729	29
08-31-2022	15.06	0.21[5]	(2.40)	(2.19)	(0.22)	(0.61)	(0.83)	12.04	(15.53)	0.40	0.05	1.54[5]	140,924	79

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, less than $0.005, less than $0.005 and less than $0.005 per share and 0.03%, 0.02%, less than 0.005% and 0.01% for the periods ended 8-31-26, 8-31-25, 8-31-24 and 8-31-22, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] Less than 0.005%.
27	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2050 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2050 Lifetime Blend Portfolio
Class A
08-31-2026	16.62	0.23[5]	3.15	3.38	(0.25)	(0.24)	(0.49)	19.51	20.74[6]	0.70	0.41	1.27[5]	284,739	11
08-31-2025	14.82	0.20[5]	1.80	2.00	(0.20)	—	(0.20)	16.62	13.68[6]	0.72	0.41	1.34[5]	195,955	14
08-31-2024	12.48	0.20[5]	2.37	2.57	(0.23)	—	(0.23)	14.82	20.87[6]	0.75	0.42	1.48[5]	134,576	20
08-31-2023	12.11	0.15	1.01	1.16	(0.16)	(0.63)	(0.79)	12.48	10.40[6]	0.76	0.43	1.28	75,211	32
08-31-2022	15.16	0.12[5]	(2.38)	(2.26)	(0.16)	(0.63)	(0.79)	12.11	(15.84)[6]	0.75	0.42	0.91[5]	37,655	80
Class R4
08-31-2026	16.60	0.26[5]	3.16	3.42	(0.28)	(0.24)	(0.52)	19.50	21.00	0.64	0.25	1.47[5]	2,196	11
08-31-2025	14.81	0.25[5]	1.77	2.02	(0.23)	—	(0.23)	16.60	13.80	0.66	0.26	1.64[5]	1,820	14
08-31-2024	12.46	0.20[5]	2.40	2.60	(0.25)	—	(0.25)	14.81	21.16	0.68	0.25	1.54[5]	1,965	20
08-31-2023	12.10	0.18	0.99	1.17	(0.18)	(0.63)	(0.81)	12.46	10.49	0.70	0.27	1.53	7,787	32
08-31-2022	15.14	0.19[5]	(2.42)	(2.23)	(0.18)	(0.63)	(0.81)	12.10	(15.65)	0.69	0.26	1.36[5]	6,648	80
Class R6
08-31-2026	16.61	0.31[5]	3.15	3.46	(0.32)	(0.24)	(0.56)	19.51	21.26	0.29	—[7]	1.71[5]	183,661	11
08-31-2025	14.81	0.27[5]	1.79	2.06	(0.26)	—	(0.26)	16.61	14.14	0.31	0.01	1.74[5]	175,347	14
08-31-2024	12.46	0.25[5]	2.38	2.63	(0.28)	—	(0.28)	14.81	21.44	0.34	0.01	1.85[5]	135,311	20
08-31-2023	12.11	0.25	0.94	1.19	(0.21)	(0.63)	(0.84)	12.46	10.71	0.35	0.02	2.11	74,465	32
08-31-2022	15.15	0.21[5]	(2.40)	(2.19)	(0.22)	(0.63)	(0.85)	12.11	(15.43)	0.34	0.01	1.57[5]	103,056	80
Class 1
08-31-2026	16.62	0.30[5]	3.16	3.46	(0.31)	(0.24)	(0.55)	19.53	21.26	0.34	0.05	1.66[5]	417,441	11
08-31-2025	14.82	0.26[5]	1.80	2.06	(0.26)	—	(0.26)	16.62	14.09	0.35	0.05	1.72[5]	344,419	14
08-31-2024	12.48	0.27[5]	2.35	2.62	(0.28)	—	(0.28)	14.82	21.28	0.38	0.05	2.06[5]	280,095	20
08-31-2023	12.11	0.20	1.00	1.20	(0.20)	(0.63)	(0.83)	12.48	10.82	0.40	0.06	1.69	241,685	32
08-31-2022	15.16	0.21[5]	(2.42)	(2.21)	(0.21)	(0.63)	(0.84)	12.11	(15.52)	0.38	0.05	1.53[5]	176,669	80

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, less than $0.005, less than $0.005 and less than $0.005 per share and 0.03%, 0.02%, less than 0.005% and 0.01% for the periods ended 8-31-26, 8-31-25, 8-31-24 and 8-31-22, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	28

Financial highlights continued
2045 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2045 Lifetime Blend Portfolio
Class A
08-31-2026	15.99	0.26[5]	2.83	3.09	(0.27)	(0.25)	(0.52)	18.56	19.73[6]	0.71	0.41	1.48[5]	340,607	11
08-31-2025	14.39	0.22[5]	1.59	1.81	(0.21)	—	(0.21)	15.99	12.76[6]	0.72	0.41	1.49[5]	231,482	16
08-31-2024	12.19	0.21[5]	2.23	2.44	(0.24)	—	(0.24)	14.39	20.23[6]	0.75	0.42	1.61[5]	159,734	22
08-31-2023	11.94	0.15	0.93	1.08	(0.16)	(0.67)	(0.83)	12.19	9.92[6]	0.76	0.43	1.32	94,673	29
08-31-2022	14.96	0.12[5]	(2.33)	(2.21)	(0.16)	(0.65)	(0.81)	11.94	(15.74)[6]	0.74	0.42	0.94[5]	44,758	80
Class R4
08-31-2026	15.95	0.29[5]	2.82	3.11	(0.29)	(0.25)	(0.54)	18.52	19.96	0.65	0.25	1.71[5]	4,207	11
08-31-2025	14.35	0.25[5]	1.58	1.83	(0.23)	—	(0.23)	15.95	12.97	0.67	0.26	1.69[5]	3,875	16
08-31-2024	12.16	0.23[5]	2.21	2.44	(0.25)	—	(0.25)	14.35	20.38	0.68	0.25	1.76[5]	3,739	22
08-31-2023	11.91	0.19	0.91	1.10	(0.18)	(0.67)	(0.85)	12.16	10.11	0.70	0.27	1.59	7,909	29
08-31-2022	14.93	0.19[5]	(2.38)	(2.19)	(0.18)	(0.65)	(0.83)	11.91	(15.63)	0.68	0.26	1.38[5]	6,716	80
Class R6
08-31-2026	16.01	0.33[5]	2.84	3.17	(0.33)	(0.25)	(0.58)	18.60	20.28	0.30	—[7]	1.93[5]	202,992	11
08-31-2025	14.41	0.28[5]	1.59	1.87	(0.27)	—	(0.27)	16.01	13.19	0.31	0.01	1.89[5]	193,348	16
08-31-2024	12.20	0.26[5]	2.23	2.49	(0.28)	—	(0.28)	14.41	20.75	0.34	0.01	2.01[5]	151,805	22
08-31-2023	11.95	0.25	0.88	1.13	(0.21)	(0.67)	(0.88)	12.20	10.38	0.35	0.02	2.13	90,644	29
08-31-2022	14.97	0.22[5]	(2.37)	(2.15)	(0.22)	(0.65)	(0.87)	11.95	(15.39)	0.33	0.01	1.60[5]	122,435	80
Class 1
08-31-2026	16.00	0.33[5]	2.83	3.16	(0.33)	(0.25)	(0.58)	18.58	20.18	0.35	0.05	1.89[5]	503,580	11
08-31-2025	14.40	0.28[5]	1.58	1.86	(0.26)	—	(0.26)	16.00	13.16	0.36	0.05	1.88[5]	414,471	16
08-31-2024	12.19	0.28[5]	2.21	2.49	(0.28)	—	(0.28)	14.40	20.73	0.38	0.05	2.20[5]	352,759	22
08-31-2023	11.94	0.21	0.92	1.13	(0.21)	(0.67)	(0.88)	12.19	10.33	0.39	0.06	1.75	310,455	29
08-31-2022	14.96	0.21[5]	(2.37)	(2.16)	(0.21)	(0.65)	(0.86)	11.94	(15.43)	0.37	0.05	1.56[5]	235,373	80

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of $0.01, less than $0.005, less than $0.005 and less than $0.005 per share and 0.03%, 0.02%, less than 0.005% and 0.01% for the periods ended 8-31-26, 8-31-25, 8-31-24 and 8-31-22, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] Less than 0.005%.
29	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2040 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2040 Lifetime Blend Portfolio
Class A
08-31-2026	15.31	0.29[5]	2.43	2.72	(0.29)	(0.15)	(0.44)	17.59	18.11[6]	0.73	0.41	1.77[5]	347,098	17
08-31-2025	13.95	0.25[5]	1.35	1.60	(0.24)	—	(0.24)	15.31	11.64[6]	0.74	0.41	1.75[5]	242,377	16
08-31-2024	11.93	0.23	2.03	2.26	(0.24)	—	(0.24)	13.95	19.14[6]	0.76	0.43	1.83	162,995	24
08-31-2023	11.77	0.17	0.77	0.94	(0.16)	(0.62)	(0.78)	11.93	8.72[6]	0.78	0.45	1.50	97,674	23
08-31-2022	14.71	0.14	(2.29)	(2.15)	(0.17)	(0.62)	(0.79)	11.77	(15.55)[6]	0.76	0.43	1.11	48,066	75
Class R4
08-31-2026	15.31	0.33[5]	2.42	2.75	(0.32)	(0.15)	(0.47)	17.59	18.28	0.67	0.25	2.03[5]	1,104	17
08-31-2025	13.95	0.29[5]	1.33	1.62	(0.26)	—	(0.26)	15.31	11.81	0.69	0.26	2.04[5]	1,059	16
08-31-2024	11.93	0.24	2.03	2.27	(0.25)	—	(0.25)	13.95	19.32	0.70	0.26	1.91	988	24
08-31-2023	11.77	0.20	0.76	0.96	(0.18)	(0.62)	(0.80)	11.93	8.88	0.72	0.29	1.76	7,572	23
08-31-2022	14.71	0.20	(2.32)	(2.12)	(0.20)	(0.62)	(0.82)	11.77	(15.40)	0.70	0.27	1.49	7,079	75
Class R6
08-31-2026	15.32	0.37[5]	2.42	2.79	(0.35)	(0.15)	(0.50)	17.61	18.61	0.32	—[7]	2.26[5]	209,921	17
08-31-2025	13.96	0.31[5]	1.34	1.65	(0.29)	—	(0.29)	15.32	12.08	0.34	0.01	2.16[5]	240,651	16
08-31-2024	11.94	0.27	2.03	2.30	(0.28)	—	(0.28)	13.96	19.58	0.35	0.02	2.15	200,564	24
08-31-2023	11.78	0.25	0.74	0.99	(0.21)	(0.62)	(0.83)	11.94	9.18	0.37	0.04	2.13	111,762	23
08-31-2022	14.72	0.23	(2.32)	(2.09)	(0.23)	(0.62)	(0.85)	11.78	(15.19)	0.36	0.02	1.71	107,439	75
Class 1
08-31-2026	15.31	0.35[5]	2.44	2.79	(0.35)	(0.15)	(0.50)	17.60	18.57	0.37	0.05	2.16[5]	546,461	17
08-31-2025	13.95	0.30[5]	1.35	1.65	(0.29)	—	(0.29)	15.31	12.04	0.38	0.05	2.14[5]	476,637	16
08-31-2024	11.93	0.30	2.00	2.30	(0.28)	—	(0.28)	13.95	19.55	0.40	0.06	2.35	400,363	24
08-31-2023	11.78	0.22	0.75	0.97	(0.20)	(0.62)	(0.82)	11.93	9.04	0.41	0.08	1.93	341,454	23
08-31-2022	14.72	0.22	(2.31)	(2.09)	(0.23)	(0.62)	(0.85)	11.78	(15.22)	0.40	0.06	1.67	273,561	75

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 and less than $0.005 per share and 0.02% and 0.01% for the periods ended 8-31-26 and 8-31-25, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	30

Financial highlights continued
2035 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2035 Lifetime Blend Portfolio
Class A
08-31-2026	14.35	0.31[5]	1.97	2.28	(0.31)	(0.04)	(0.35)	16.28	16.13[6]	0.75	0.41	2.05[5]	408,359	16
08-31-2025	13.25	0.27[5]	1.08	1.35	(0.25)	—	(0.25)	14.35	10.42[6]	0.76	0.41	2.03[5]	288,903	15
08-31-2024	11.50	0.25	1.75	2.00	(0.25)	—	(0.25)	13.25	17.64[6]	0.78	0.44	2.08	191,546	31
08-31-2023	11.45	0.19	0.60	0.79	(0.18)	(0.56)	(0.74)	11.50	7.55[6]	0.79	0.47	1.71	113,951	19
08-31-2022	14.26	0.15	(2.20)	(2.05)	(0.17)	(0.59)	(0.76)	11.45	(15.29)[6]	0.78	0.45	1.22	56,843	69
Class R4
08-31-2026	14.35	0.35[5]	1.95	2.30	(0.33)	(0.04)	(0.37)	16.28	16.29	0.69	0.25	2.26[5]	5,470	16
08-31-2025	13.25	0.30[5]	1.07	1.37	(0.27)	—	(0.27)	14.35	10.60	0.70	0.26	2.26[5]	4,701	15
08-31-2024	11.49	0.28	1.75	2.03	(0.27)	—	(0.27)	13.25	17.92	0.72	0.28	2.30	4,687	31
08-31-2023	11.45	0.22	0.58	0.80	(0.20)	(0.56)	(0.76)	11.49	7.61	0.73	0.31	1.94	11,484	19
08-31-2022	14.26	0.21	(2.24)	(2.03)	(0.19)	(0.59)	(0.78)	11.45	(15.15)	0.72	0.29	1.62	9,617	69
Class R6
08-31-2026	14.36	0.38[5]	1.97	2.35	(0.37)	(0.04)	(0.41)	16.30	16.63	0.34	—[7]	2.51[5]	251,911	16
08-31-2025	13.26	0.33[5]	1.08	1.41	(0.31)	—	(0.31)	14.36	10.86	0.35	0.01	2.46[5]	260,603	15
08-31-2024	11.50	0.30	1.76	2.06	(0.30)	—	(0.30)	13.26	18.18	0.37	0.03	2.49	214,657	31
08-31-2023	11.46	0.25	0.58	0.83	(0.23)	(0.56)	(0.79)	11.50	7.90	0.38	0.06	2.23	136,676	19
08-31-2022	14.27	0.24	(2.23)	(1.99)	(0.23)	(0.59)	(0.82)	11.46	(14.93)	0.37	0.04	1.87	115,856	69
Class 1
08-31-2026	14.36	0.38[5]	1.96	2.34	(0.36)	(0.04)	(0.40)	16.30	16.58	0.39	0.05	2.47[5]	605,575	16
08-31-2025	13.26	0.33[5]	1.07	1.40	(0.30)	—	(0.30)	14.36	10.81	0.40	0.05	2.45[5]	539,816	15
08-31-2024	11.51	0.31	1.73	2.04	(0.29)	—	(0.29)	13.26	18.03	0.41	0.07	2.61	481,016	31
08-31-2023	11.46	0.24	0.59	0.83	(0.22)	(0.56)	(0.78)	11.51	7.94	0.43	0.10	2.14	414,039	19
08-31-2022	14.27	0.23	(2.23)	(2.00)	(0.22)	(0.59)	(0.81)	11.46	(14.97)	0.41	0.08	1.81	329,648	69

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 and less than $0.005 per share and 0.02% and 0.01% for the periods ended 8-31-26 and 8-31-25, respectively.
[6] Does not reflect the effect of sales charges, if any.
[7] Less than 0.005%.
31	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2030 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2030 Lifetime Blend Portfolio
Class A
08-31-2026	13.36	0.34	1.48	1.82	(0.32)	(0.01)	(0.33)	14.85	13.85[5]	0.77	0.41	2.41	462,488	17
08-31-2025	12.51	0.30	0.83	1.13	(0.28)	—	(0.28)	13.36	9.21[5]	0.78	0.42	2.39	326,959	17
08-31-2024	11.04	0.27	1.46	1.73	(0.26)	—	(0.26)	12.51	15.93[5]	0.80	0.46	2.39	213,958	37
08-31-2023	11.15	0.21	0.43	0.64	(0.20)	(0.55)	(0.75)	11.04	6.32[5]	0.82	0.49	1.95	125,637	16
08-31-2022	13.81	0.19	(2.08)	(1.89)	(0.18)	(0.59)	(0.77)	11.15	(14.59)[5]	0.80	0.47	1.58	67,199	69
Class R4
08-31-2026	13.35	0.37	1.48	1.85	(0.34)	(0.01)	(0.35)	14.85	14.11	0.72	0.26	2.62	6,270	17
08-31-2025	12.51	0.33	0.81	1.14	(0.30)	—	(0.30)	13.35	9.31	0.72	0.26	2.60	6,248	17
08-31-2024	11.03	0.31	1.45	1.76	(0.28)	—	(0.28)	12.51	16.21	0.74	0.30	2.70	6,230	37
08-31-2023	11.15	0.24	0.41	0.65	(0.22)	(0.55)	(0.77)	11.03	6.37	0.76	0.33	2.21	12,187	16
08-31-2022	13.81	0.24	(2.11)	(1.87)	(0.20)	(0.59)	(0.79)	11.15	(14.44)	0.74	0.31	1.89	10,514	69
Class R6
08-31-2026	13.38	0.41	1.47	1.88	(0.37)	(0.01)	(0.38)	14.88	14.34	0.37	0.01	2.88	249,088	17
08-31-2025	12.53	0.36	0.82	1.18	(0.33)	—	(0.33)	13.38	9.64	0.37	0.01	2.85	269,880	17
08-31-2024	11.05	0.32	1.47	1.79	(0.31)	—	(0.31)	12.53	16.45	0.39	0.05	2.80	235,274	37
08-31-2023	11.16	0.26	0.42	0.68	(0.24)	(0.55)	(0.79)	11.05	6.76	0.41	0.08	2.40	155,732	16
08-31-2022	13.82	0.27	(2.10)	(1.83)	(0.24)	(0.59)	(0.83)	11.16	(14.23)	0.39	0.06	2.15	104,775	69
Class 1
08-31-2026	13.37	0.40	1.47	1.87	(0.37)	(0.01)	(0.38)	14.86	14.22	0.41	0.05	2.82	489,712	17
08-31-2025	12.52	0.35	0.82	1.17	(0.32)	—	(0.32)	13.37	9.60	0.42	0.05	2.81	468,534	17
08-31-2024	11.04	0.33	1.45	1.78	(0.30)	—	(0.30)	12.52	16.43	0.44	0.09	2.90	428,750	37
08-31-2023	11.16	0.26	0.41	0.67	(0.24)	(0.55)	(0.79)	11.04	6.62	0.45	0.13	2.41	389,584	16
08-31-2022	13.82	0.26	(2.10)	(1.84)	(0.23)	(0.59)	(0.82)	11.16	(14.25)	0.43	0.10	2.09	332,831	69

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	32

Financial highlights continued
2025 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2025 Lifetime Blend Portfolio
Class A
08-31-2026	12.37	0.36	1.05	1.41	(0.36)	—[5]	(0.36)	13.42	11.59[6]	0.81	0.45	2.79	455,742	19
08-31-2025	11.77	0.33	0.57	0.90	(0.30)	—	(0.30)	12.37	7.87[6]	0.82	0.45	2.78	349,812	22
08-31-2024	10.57	0.30	1.18	1.48	(0.28)	—	(0.28)	11.77	14.25[6]	0.85	0.51	2.73	236,640	49
08-31-2023	10.67	0.23	0.27	0.50	(0.22)	(0.38)	(0.60)	10.57	5.05[6]	0.86	0.54	2.26	150,550	21
08-31-2022	13.07	0.21	(1.84)	(1.63)	(0.19)	(0.58)	(0.77)	10.67	(13.36)[6]	0.84	0.51	1.88	85,495	59
Class R4
08-31-2026	12.36	0.38	1.05	1.43	(0.38)	—[5]	(0.38)	13.41	11.77	0.75	0.29	2.97	2,124	19
08-31-2025	11.76	0.35	0.57	0.92	(0.32)	—	(0.32)	12.36	8.04	0.76	0.29	3.00	2,019	22
08-31-2024	10.57	0.33	1.16	1.49	(0.30)	—	(0.30)	11.76	14.33	0.79	0.35	3.08	2,187	49
08-31-2023	10.66	0.26	0.26	0.52	(0.23)	(0.38)	(0.61)	10.57	5.32	0.80	0.38	2.49	6,192	21
08-31-2022	13.07	0.26	(1.88)	(1.62)	(0.21)	(0.58)	(0.79)	10.66	(13.30)	0.78	0.35	2.15	6,167	59
Class R6
08-31-2026	12.38	0.42	1.05	1.47	(0.41)	—[5]	(0.41)	13.44	12.10	0.40	0.04	3.23	131,419	19
08-31-2025	11.78	0.38	0.57	0.95	(0.35)	—	(0.35)	12.38	8.30	0.41	0.04	3.23	155,776	22
08-31-2024	10.58	0.34	1.19	1.53	(0.33)	—	(0.33)	11.78	14.68	0.44	0.10	3.15	149,300	49
08-31-2023	10.68	0.28	0.26	0.54	(0.26)	(0.38)	(0.64)	10.58	5.50	0.45	0.13	2.70	117,356	21
08-31-2022	13.09	0.28	(1.87)	(1.59)	(0.24)	(0.58)	(0.82)	10.68	(13.06)	0.43	0.10	2.39	85,455	59
Class 1
08-31-2026	12.36	0.41	1.05	1.46	(0.40)	—[5]	(0.40)	13.42	12.07	0.45	0.09	3.19	234,469	19
08-31-2025	11.77	0.38	0.55	0.93	(0.34)	—	(0.34)	12.36	8.17	0.46	0.09	3.22	258,097	22
08-31-2024	10.57	0.35	1.17	1.52	(0.32)	—	(0.32)	11.77	14.65	0.48	0.14	3.25	267,940	49
08-31-2023	10.67	0.28	0.25	0.53	(0.25)	(0.38)	(0.63)	10.57	5.45	0.49	0.17	2.69	278,000	21
08-31-2022	13.08	0.28	(1.88)	(1.60)	(0.23)	(0.58)	(0.81)	10.67	(13.10)	0.47	0.14	2.35	261,009	59

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Less than $0.005 per share.
[6] Does not reflect the effect of sales charges, if any.
33	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2020 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2020 Lifetime Blend Portfolio
Class A
08-31-2026	11.66	0.36	0.83	1.19	(0.37)	—[5]	(0.37)	12.48	10.40[6]	0.86	0.48	2.99	198,497	22
08-31-2025	11.18	0.33	0.46	0.79	(0.31)	—	(0.31)	11.66	7.26[6]	0.88	0.48	3.01	159,806	28
08-31-2024	10.15	0.31	1.01	1.32	(0.29)	—	(0.29)	11.18	13.23[6]	0.92	0.55	2.96	124,547	59
08-31-2023	10.19	0.25	0.18	0.43	(0.23)	(0.24)	(0.47)	10.15	4.52[6]	0.93	0.59	2.49	92,504	23
08-31-2022	12.40	0.23	(1.65)	(1.42)	(0.20)	(0.59)	(0.79)	10.19	(12.31)[6]	0.94	0.57	2.16	58,199	54
Class R4
08-31-2026	11.65	0.38	0.82	1.20	(0.39)	—[5]	(0.39)	12.46	10.49	0.81	0.33	3.16	1,401	22
08-31-2025	11.16	0.35	0.46	0.81	(0.32)	—	(0.32)	11.65	7.54	0.82	0.32	3.18	1,334	28
08-31-2024	10.14	0.34	0.99	1.33	(0.31)	—	(0.31)	11.16	13.32	0.86	0.39	3.31	1,278	59
08-31-2023	10.18	0.27	0.18	0.45	(0.25)	(0.24)	(0.49)	10.14	4.68	0.87	0.43	2.71	3,448	23
08-31-2022	12.39	0.27	(1.67)	(1.40)	(0.22)	(0.59)	(0.81)	10.18	(12.17)	0.87	0.41	2.36	3,551	54
Class R6
08-31-2026	11.68	0.41	0.84	1.25	(0.42)	—[5]	(0.42)	12.51	10.90	0.46	0.08	3.41	59,811	22
08-31-2025	11.20	0.38	0.45	0.83	(0.35)	—	(0.35)	11.68	7.68	0.47	0.08	3.41	65,764	28
08-31-2024	10.17	0.35	1.01	1.36	(0.33)	—	(0.33)	11.20	13.65	0.50	0.14	3.35	61,553	59
08-31-2023	10.21	0.29	0.18	0.47	(0.27)	(0.24)	(0.51)	10.17	4.94	0.52	0.18	2.92	53,407	23
08-31-2022	12.42	0.30	(1.67)	(1.37)	(0.25)	(0.59)	(0.84)	10.21	(11.92)	0.53	0.16	2.62	42,809	54
Class 1
08-31-2026	11.67	0.41	0.82	1.23	(0.41)	—[5]	(0.41)	12.49	10.78	0.50	0.12	3.39	80,639	22
08-31-2025	11.18	0.38	0.46	0.84	(0.35)	—	(0.35)	11.67	7.74	0.51	0.12	3.42	95,212	28
08-31-2024	10.15	0.36	1.00	1.36	(0.33)	—	(0.33)	11.18	13.63	0.55	0.19	3.42	109,238	59
08-31-2023	10.20	0.29	0.17	0.46	(0.27)	(0.24)	(0.51)	10.15	4.79	0.57	0.23	2.89	120,362	23
08-31-2022	12.41	0.29	(1.67)	(1.38)	(0.24)	(0.59)	(0.83)	10.20	(11.96)	0.57	0.20	2.58	113,942	54

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Less than $0.005 per share.
[6] Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	34

Financial highlights continued
2015 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2015 Lifetime Blend Portfolio
Class A
08-31-2026	11.08	0.36	0.62	0.98	(0.39)	—[5]	(0.39)	11.67	9.00[6]	1.00	0.51	3.20	45,464	20
08-31-2025	10.68	0.34	0.37	0.71	(0.31)	—	(0.31)	11.08	6.91[6]	1.00	0.50	3.21	42,978	32
08-31-2024	9.76	0.31	0.89	1.20	(0.28)	—	(0.28)	10.68	12.50[6]	1.06	0.57	3.13	33,628	68
08-31-2023	9.79	0.25	0.15	0.40	(0.24)	(0.19)	(0.43)	9.76	4.30[6]	1.09	0.61	2.62	25,675	28
08-31-2022	11.76	0.24	(1.51)	(1.27)	(0.19)	(0.51)	(0.70)	9.79	(11.55)[6]	1.11	0.58	2.34	12,908	64
Class R4
08-31-2026	11.06	0.39	0.61	1.00	(0.41)	—[5]	(0.41)	11.65	9.20	0.94	0.35	3.41	17	20
08-31-2025	10.67	0.36	0.36	0.72	(0.33)	—	(0.33)	11.06	7.00	0.94	0.35	3.39	23	32
08-31-2024	9.75	0.36	0.86	1.22	(0.30)	—	(0.30)	10.67	12.68	0.99	0.40	3.61	92	68
08-31-2023	9.78	0.27	0.14	0.41	(0.25)	(0.19)	(0.44)	9.75	4.45	1.03	0.45	2.82	524	28
08-31-2022	11.75	0.27	(1.52)	(1.25)	(0.21)	(0.51)	(0.72)	9.78	(11.41)	1.06	0.42	2.50	592	64
Class R6
08-31-2026	11.09	0.41	0.62	1.03	(0.43)	—[5]	(0.43)	11.69	9.50	0.60	0.11	3.64	21,451	20
08-31-2025	10.69	0.39	0.37	0.76	(0.36)	—	(0.36)	11.09	7.34	0.59	0.10	3.67	26,282	32
08-31-2024	9.77	0.35	0.89	1.24	(0.32)	—	(0.32)	10.69	12.92	0.65	0.16	3.49	25,499	68
08-31-2023	9.81	0.29	0.13	0.42	(0.27)	(0.19)	(0.46)	9.77	4.61	0.68	0.20	3.02	18,648	28
08-31-2022	11.77	0.30	(1.51)	(1.21)	(0.24)	(0.51)	(0.75)	9.81	(11.08)	0.71	0.17	2.76	17,101	64
Class 1
08-31-2026	11.09	0.41	0.60	1.01	(0.42)	—[5]	(0.42)	11.68	9.47	0.64	0.15	3.60	25,412	20
08-31-2025	10.69	0.38	0.37	0.75	(0.35)	—	(0.35)	11.09	7.19	0.64	0.14	3.58	29,050	32
08-31-2024	9.77	0.36	0.88	1.24	(0.32)	—	(0.32)	10.69	12.88	0.69	0.20	3.60	29,791	68
08-31-2023	9.80	0.29	0.15	0.44	(0.28)	(0.19)	(0.47)	9.77	4.71	0.72	0.24	3.01	33,628	28
08-31-2022	11.77	0.30	(1.53)	(1.23)	(0.23)	(0.51)	(0.74)	9.80	(11.20)	0.75	0.22	2.74	32,841	64

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Less than $0.005 per share.
[6] Does not reflect the effect of sales charges, if any.
35	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2010 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2010 Lifetime Blend Portfolio
Class A
08-31-2026	10.66	0.37	0.45	0.82	(0.37)	—[5]	(0.37)	11.11	7.89[6]	1.07	0.53	3.41	29,444	31
08-31-2025	10.33	0.35	0.30	0.65	(0.32)	—	(0.32)	10.66	6.50[6]	1.07	0.52	3.42	21,989	40
08-31-2024	9.54	0.32	0.77	1.09	(0.30)	—	(0.30)	10.33	11.57[6]	1.14	0.58	3.28	16,302	74
08-31-2023	9.67	0.27	0.09	0.36	(0.27)	(0.22)	(0.49)	9.54	4.02[6]	1.20	0.63	2.84	10,298	35
08-31-2022	11.49	0.26	(1.42)	(1.16)	(0.21)	(0.45)	(0.66)	9.67	(10.72)[6]	1.26	0.60	2.55	3,404	69
Class R4
08-31-2026	10.66	0.40	0.45	0.85	(0.40)	—[5]	(0.40)	11.11	8.17	0.92	0.28	3.69	54	31
08-31-2025	10.33	0.38	0.29	0.67	(0.34)	—	(0.34)	10.66	6.78	0.91	0.26	3.70	52	40
08-31-2024	9.53	0.35	0.76	1.11	(0.31)	—	(0.31)	10.33	11.86	1.03	0.37	3.64	50	74
08-31-2023	9.66	0.29	0.09	0.38	(0.29)	(0.22)	(0.51)	9.53	4.19	1.12	0.45	3.04	113	35
08-31-2022	11.48	0.29	(1.43)	(1.14)	(0.23)	(0.45)	(0.68)	9.66	(10.58)	1.18	0.42	2.71	218	69
Class R6
08-31-2026	10.67	0.42	0.46	0.88	(0.42)	—[5]	(0.42)	11.13	8.41	0.66	0.12	3.84	12,924	31
08-31-2025	10.34	0.39	0.30	0.69	(0.36)	—	(0.36)	10.67	6.93	0.66	0.11	3.83	15,778	40
08-31-2024	9.55	0.36	0.76	1.12	(0.33)	—	(0.33)	10.34	12.00	0.73	0.17	3.68	13,973	74
08-31-2023	9.68	0.30	0.10	0.40	(0.31)	(0.22)	(0.53)	9.55	4.46	0.79	0.22	3.15	10,672	35
08-31-2022	11.50	0.31	(1.42)	(1.11)	(0.26)	(0.45)	(0.71)	9.68	(10.34)	0.86	0.19	2.92	7,161	69
Class 1
08-31-2026	10.66	0.41	0.45	0.86	(0.41)	—[5]	(0.41)	11.11	8.27	0.71	0.17	3.81	30,809	31
08-31-2025	10.33	0.39	0.29	0.68	(0.35)	—	(0.35)	10.66	6.89	0.70	0.15	3.79	35,958	40
08-31-2024	9.54	0.36	0.76	1.12	(0.33)	—	(0.33)	10.33	11.97	0.77	0.22	3.73	36,707	74
08-31-2023	9.67	0.30	0.10	0.40	(0.31)	(0.22)	(0.53)	9.54	4.43	0.83	0.26	3.14	38,203	35
08-31-2022	11.49	0.30	(1.41)	(1.11)	(0.26)	(0.45)	(0.71)	9.67	(10.38)	0.90	0.23	2.89	33,971	69

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Less than $0.005 per share.
[6] Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	36

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirteen of which are presented in this report (collectively, the Lifetime Blend Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Class R4 shares of Lifetime Blend 2065 were fully redeemed on December 16, 2025.
The investment objective of each portfolio is to seek high total return through each portfolio’s target retirement dates, with a greater focus on income beyond the target dates. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
37	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2070 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,141,063	$6,141,063	—	—
Unaffiliated investment companies	3,757,154	3,757,154	—	—
U.S. Government and Agency obligations	27,494	—	$27,494	—
Short-term investments	30,523	30,523	—	—
Total investments in securities	$9,956,234	$9,928,740	$27,494	—

2065 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$120,017,732	$120,017,732	—	—
Unaffiliated investment companies	73,699,881	73,699,881	—	—
Common stocks	723	—	—	$723
U.S. Government and Agency obligations	713,580	—	$713,580	—
Short-term investments	167,509	167,509	—	—
Total investments in securities	$194,599,425	$193,885,122	$713,580	$723

2060 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$276,946,947	$276,946,947	—	—
Unaffiliated investment companies	169,997,604	169,997,604	—	—
Common stocks	5,606	—	—	$5,606
U.S. Government and Agency obligations	1,837,911	—	$1,837,911	—
Short-term investments	283,702	283,702	—	—
Total investments in securities	$449,071,770	$447,228,253	$1,837,911	$5,606

2055 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$433,608,728	$433,608,728	—	—
Unaffiliated investment companies	266,355,281	266,355,281	—	—
Common stocks	11,737	—	—	$11,737
U.S. Government and Agency obligations	2,926,444	—	$2,926,444	—
Short-term investments	363,601	363,601	—	—
Total investments in securities	$703,265,791	$700,327,610	$2,926,444	$11,737

2050 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$549,768,169	$549,768,169	—	—
Unaffiliated investment companies	334,463,776	334,463,776	—	—
Common stocks	16,080	—	—	$16,080
U.S. Government and Agency obligations	3,802,956	—	$3,802,956	—
Short-term investments	13,333	13,333	—	—
Total investments in securities	$888,064,314	$884,245,278	$3,802,956	$16,080

2045 Lifetime Blend Portfolio
Investments in securities:
Assets
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	38

	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2045 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$638,536,573	$638,536,573	—	—
Unaffiliated investment companies	407,333,437	407,333,437	—	—
Common stocks	20,528	—	—	$20,528
U.S. Government and Agency obligations	6,113,170	—	$6,113,170	—
Short-term investments	202,581	202,581	—	—
Total investments in securities	$1,052,206,289	$1,046,072,591	$6,113,170	$20,528

2040 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$658,211,108	$658,211,108	—	—
Unaffiliated investment companies	437,487,885	437,487,885	—	—
Common stocks	19,785	—	—	$19,785
U.S. Government and Agency obligations	8,875,923	—	$8,875,923	—
Short-term investments	2,096,459	2,096,459	—	—
Total investments in securities	$1,106,691,160	$1,097,795,452	$8,875,923	$19,785

2035 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$745,370,396	$745,370,396	—	—
Unaffiliated investment companies	500,217,070	500,217,070	—	—
Common stocks	21,177	—	—	$21,177
U.S. Government and Agency obligations	25,953,865	—	$25,953,865	—
Short-term investments	3,771,115	3,771,115	—	—
Total investments in securities	$1,275,333,623	$1,249,358,581	$25,953,865	$21,177

2030 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$667,405,018	$667,405,018	—	—
Unaffiliated investment companies	495,613,415	495,613,415	—	—
Common stocks	18,972	—	—	$18,972
U.S. Government and Agency obligations	44,372,902	—	$44,372,902	—
Short-term investments	368,788	368,788	—	—
Total investments in securities	$1,207,779,095	$1,163,387,221	$44,372,902	$18,972

2025 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$447,651,650	$447,651,650	—	—
Unaffiliated investment companies	333,298,292	333,298,292	—	—
Common stocks	12,786	—	—	$12,786
U.S. Government and Agency obligations	42,589,136	—	$42,589,136	—
Short-term investments	27,358,674	27,358,674	—	—
Total investments in securities	$850,910,538	$808,308,616	$42,589,136	$12,786

2020 Lifetime Blend Portfolio
Investments in securities:
Assets
39	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2020 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$170,111,524	$170,111,524	—	—
Unaffiliated investment companies	147,764,069	147,764,069	—	—
Common stocks	3,944	—	—	$3,944
U.S. Government and Agency obligations	22,482,656	—	$22,482,656	—
Short-term investments	1,269	1,269	—	—
Total investments in securities	$340,363,462	$317,876,862	$22,482,656	$3,944

2015 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$42,560,322	$42,560,322	—	—
Unaffiliated investment companies	42,390,850	42,390,850	—	—
Common stocks	1,014	—	—	$1,014
U.S. Government and Agency obligations	7,498,641	—	$7,498,641	—
Short-term investments	35,929	35,929	—	—
Total investments in securities	$92,486,756	$84,987,101	$7,498,641	$1,014

2010 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$31,436,109	$31,436,109	—	—
Unaffiliated investment companies	34,873,387	34,873,387	—	—
Common stocks	543	—	—	$543
U.S. Government and Agency obligations	6,914,804	—	$6,914,804	—
Short-term investments	1,626	1,626	—	—
Total investments in securities	$73,226,469	$66,311,122	$6,914,804	$543
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	40

indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at August 31, 2026. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios’ net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
2065 Lifetime Blend Portfolio	$139,817	$143,175	—
2060 Lifetime Blend Portfolio	1,294,827	273,900	$1,048,123
2055 Lifetime Blend Portfolio	316,108	323,700	—
2045 Lifetime Blend Portfolio	182,370	186,750	—
2040 Lifetime Blend Portfolio	2,271,108	2,083,200	233,913
2035 Lifetime Blend Portfolio	10,484,270	3,461,100	7,247,973
2030 Lifetime Blend Portfolio	6,079	6,225	—
2025 Lifetime Blend Portfolio	32,543,277	27,344,925	5,905,046
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2026, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended August 31, 2026 were as follows:
Portfolio	Commitment fee
2070 Lifetime Blend Portfolio	$23
2065 Lifetime Blend Portfolio	828
2060 Lifetime Blend Portfolio	2,020
2055 Lifetime Blend Portfolio	3,195
2050 Lifetime Blend Portfolio	4,105
2045 Lifetime Blend Portfolio	4,825
2040 Lifetime Blend Portfolio	5,351
2035 Lifetime Blend Portfolio	6,054
2030 Lifetime Blend Portfolio	5,853
2025 Lifetime Blend Portfolio	4,097
2020 Lifetime Blend Portfolio	1,710
41	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Portfolio	Commitment fee
2015 Lifetime Blend Portfolio	$490
2010 Lifetime Blend Portfolio	373
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The 2070 Lifetime Blend Portfolio incurred offering costs of $100,663 which are amortized over the portfolio’s first year of operations. During the year ended August 31, 2026, $65,362 of offering costs were expensed and are included in Offering costs within the Statements of Operations.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2026, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2026, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
2070 Lifetime Blend Portfolio	$8,997,196	$968,588	$(9,550)	$959,038
2065 Lifetime Blend Portfolio	148,304,498	46,523,735	(228,808)	46,294,927
2060 Lifetime Blend Portfolio	320,606,545	129,015,167	(549,942)	128,465,225
2055 Lifetime Blend Portfolio	491,388,103	212,817,880	(940,192)	211,877,688
2050 Lifetime Blend Portfolio	614,969,379	274,341,271	(1,246,336)	273,094,935
2045 Lifetime Blend Portfolio	752,966,474	301,618,888	(2,379,073)	299,239,815
2040 Lifetime Blend Portfolio	809,363,106	300,844,870	(3,516,816)	297,328,054
2035 Lifetime Blend Portfolio	981,265,599	299,259,878	(5,191,854)	294,068,024
2030 Lifetime Blend Portfolio	977,909,053	236,161,094	(6,291,052)	229,870,042
2025 Lifetime Blend Portfolio	729,456,431	125,880,894	(4,426,787)	121,454,107
2020 Lifetime Blend Portfolio	299,109,960	43,238,049	(1,984,547)	41,253,502
2015 Lifetime Blend Portfolio	83,265,964	9,607,457	(386,665)	9,220,792
2010 Lifetime Blend Portfolio	68,930,819	4,598,685	(303,035)	4,295,650
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2026 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
2070 Lifetime Blend Portfolio	$38,183	—	$38,183
2065 Lifetime Blend Portfolio	2,543,267	$2,009,197	4,552,464
2060 Lifetime Blend Portfolio	6,320,491	6,222,054	12,542,545
2055 Lifetime Blend Portfolio	10,140,548	9,882,499	20,023,047
2050 Lifetime Blend Portfolio	13,164,352	10,229,648	23,394,000
2045 Lifetime Blend Portfolio	16,852,435	13,132,946	29,985,381
2040 Lifetime Blend Portfolio	21,572,813	9,012,683	30,585,496
2035 Lifetime Blend Portfolio	27,071,502	2,304,096	29,375,598
2030 Lifetime Blend Portfolio	29,249,718	—	29,249,718
2025 Lifetime Blend Portfolio	23,319,149	—	23,319,149
2020 Lifetime Blend Portfolio	10,589,816	—	10,589,816
2015 Lifetime Blend Portfolio	3,400,685	—	3,400,685
2010 Lifetime Blend Portfolio	2,777,404	—	2,777,404
The tax character of distributions for the year ended August 31, 2025 was as follows:
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	42

Portfolio	Ordinary Income	Long Term Capital Gains	Total
2065 Lifetime Blend Portfolio	$1,446,149	$1,703,765	$3,149,914
2060 Lifetime Blend Portfolio	4,276,380	—	4,276,380
2055 Lifetime Blend Portfolio	7,406,435	—	7,406,435
2050 Lifetime Blend Portfolio	9,455,723	—	9,455,723
2045 Lifetime Blend Portfolio	12,034,673	—	12,034,673
2040 Lifetime Blend Portfolio	15,634,663	—	15,634,663
2035 Lifetime Blend Portfolio	19,995,624	—	19,995,624
2030 Lifetime Blend Portfolio	22,563,783	—	22,563,783
2025 Lifetime Blend Portfolio	18,464,161	—	18,464,161
2020 Lifetime Blend Portfolio	8,968,205	—	8,968,205
2015 Lifetime Blend Portfolio	2,937,511	—	2,937,511
2010 Lifetime Blend Portfolio	2,323,324	—	2,323,324
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
2070 Lifetime Blend Portfolio	$23,412	$9,811
2065 Lifetime Blend Portfolio	547,262	2,557,541
2060 Lifetime Blend Portfolio	1,757,991	6,592,342
2055 Lifetime Blend Portfolio	2,314,297	10,501,343
2050 Lifetime Blend Portfolio	4,148,104	14,112,244
2045 Lifetime Blend Portfolio	5,615,058	18,016,678
2040 Lifetime Blend Portfolio	12,695,597	20,907,730
2035 Lifetime Blend Portfolio	15,734,683	22,023,818
2030 Lifetime Blend Portfolio	18,597,128	15,454,263
2025 Lifetime Blend Portfolio	15,095,768	4,864,939
2020 Lifetime Blend Portfolio	6,401,762	267,467
2015 Lifetime Blend Portfolio	2,087,482	531,722
2010 Lifetime Blend Portfolio	1,611,844	851,585
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
43	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets.
Portfolio	Expense limitation as a percentage of average net assets
2070 Lifetime Blend Portfolio	0.31%
2065 Lifetime Blend Portfolio	0.31%
2060 Lifetime Blend Portfolio	0.31%
2055 Lifetime Blend Portfolio	0.31%
2050 Lifetime Blend Portfolio	0.31%
2045 Lifetime Blend Portfolio	0.31%
2040 Lifetime Blend Portfolio	0.31%
Portfolio	Expense limitation as a percentage of average net assets
2035 Lifetime Blend Portfolio	0.31%
2030 Lifetime Blend Portfolio	0.32%
2025 Lifetime Blend Portfolio	0.34%
2020 Lifetime Blend Portfolio	0.35%
2015 Lifetime Blend Portfolio	0.36%
2010 Lifetime Blend Portfolio	0.36%

Expenses include acquired fund fees and all fund expenses other than (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business, (e) Rule 12b-1 fees, (f) transfer agent fees and service fees, (g) shareholder servicing fees, (h) borrowing costs, (i) prime brokerage fees, and (j) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
The Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the year ended August 31, 2026, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class R4	Class R6	Class 1	Total
2070 Lifetime Blend Portfolio	$18,341	—	$19,483	$157,319	$195,143
2065 Lifetime Blend Portfolio	93,467	$89[1]	102,369	383,837	579,762
2060 Lifetime Blend Portfolio	316,381	5,681	282,965	615,537	1,220,564
2055 Lifetime Blend Portfolio	531,365	5,337	389,183	911,443	1,837,328
2050 Lifetime Blend Portfolio	691,687	5,862	531,533	1,099,943	2,329,025
2045 Lifetime Blend Portfolio	853,046	11,769	586,572	1,373,070	2,824,457
2040 Lifetime Blend Portfolio	955,709	3,568	750,281	1,643,743	3,353,301
2035 Lifetime Blend Portfolio	1,190,726	17,235	860,735	1,937,109	4,005,805
2030 Lifetime Blend Portfolio	1,446,128	23,466	940,391	1,721,357	4,131,342
2025 Lifetime Blend Portfolio	1,471,595	7,516	524,951	892,613	2,896,675
2020 Lifetime Blend Portfolio	678,166	5,439	241,237	344,739	1,269,581
2015 Lifetime Blend Portfolio	215,628	145	117,575	132,650	465,998
2010 Lifetime Blend Portfolio	138,540	288	74,875	181,732	395,435

[1] Class R4 shares were fully redeemed on December 16, 2025.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	44

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
2070 Lifetime Blend Portfolio	0.00%
2065 Lifetime Blend Portfolio	0.00%
2060 Lifetime Blend Portfolio	0.00%
2055 Lifetime Blend Portfolio	0.00%
2050 Lifetime Blend Portfolio	0.00%
2045 Lifetime Blend Portfolio	0.00%
2040 Lifetime Blend Portfolio	0.00%
Portfolio	Net Annual Effective Rate
2035 Lifetime Blend Portfolio	0.00%
2030 Lifetime Blend Portfolio	0.00%
2025 Lifetime Blend Portfolio	0.00%
2020 Lifetime Blend Portfolio	0.00%
2015 Lifetime Blend Portfolio	0.00%
2010 Lifetime Blend Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R4	0.25%	0.10%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2026, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended August 31, 2026:
Portfolio	Class R4
2065 Lifetime Blend Portfolio	$24[1]
2060 Lifetime Blend Portfolio	1,849
2055 Lifetime Blend Portfolio	1,819
2050 Lifetime Blend Portfolio	2,028
2045 Lifetime Blend Portfolio	3,946
2040 Lifetime Blend Portfolio	1,116
2035 Lifetime Blend Portfolio	5,102
Portfolio	Class R4
2030 Lifetime Blend Portfolio	$6,516
2025 Lifetime Blend Portfolio	2,076
2020 Lifetime Blend Portfolio	1,429
2015 Lifetime Blend Portfolio	30
2010 Lifetime Blend Portfolio	54

[1]Class R4 shares were fully redeemed on December 16, 2025.

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2026:
Portfolio	Total net sales charges	Retained for printing prospectus, advertising and sales literature	Sales commission to unrelated broker-dealers
2065 Lifetime Blend Portfolio	$3,965	$655	$3,310
2060 Lifetime Blend Portfolio	4,285	890	3,395
2055 Lifetime Blend Portfolio	4,232	692	3,540
2050 Lifetime Blend Portfolio	6,359	1,052	5,307
2045 Lifetime Blend Portfolio	6,466	1,098	5,368
2040 Lifetime Blend Portfolio	8,062	1,462	6,600
2035 Lifetime Blend Portfolio	3,262	798	2,464
2030 Lifetime Blend Portfolio	18,607	3,213	15,394
2025 Lifetime Blend Portfolio	2,529	395	2,134
2020 Lifetime Blend Portfolio	3,178	—	3,178
45	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
2060 Lifetime Blend Portfolio	$22
2045 Lifetime Blend Portfolio	17
2030 Lifetime Blend Portfolio	73
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
2070 Lifetime Blend Portfolio	Class A	$1,181	$432
	Class R6	—	16
	Class 1	1,895	—
	Total	$3,076	$448
2065 Lifetime Blend Portfolio	Class A	$79,007	$28,878
	Class R4[1]	61	1
	Class R6	—	1,424
	Class 1	53,914	—
	Total	$132,982	$30,303
2060 Lifetime Blend Portfolio	Class A	$308,779	$112,843
	Class R4	6,473	91
	Class R6	—	4,554
	Class 1	100,122	—
	Total	$415,374	$117,488
2055 Lifetime Blend Portfolio	Class A	$542,956	$198,387
	Class R4	6,360	90
	Class R6	—	6,554
	Class 1	155,255	—
	Total	$704,571	$205,031
2050 Lifetime Blend Portfolio	Class A	$717,755	$262,249
	Class R4	7,087	100
	Class R6	—	9,093
	Class 1	190,297	—
	Total	$915,139	$271,442
2045 Lifetime Blend Portfolio	Class A	$857,298	$313,231
	Class R4	13,798	195
	Class R6	—	9,722
	Class 1	230,069	—
	Total	$1,101,165	$323,148
2040 Lifetime Blend Portfolio	Class A	$895,645	$327,257
	Class R4	3,893	55
	Class R6	—	11,593
	Class 1	256,943	—
	Total	$1,156,481	$338,905
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	46

Portfolio	Class	Distribution and service fees	Transfer agent fees
2035 Lifetime Blend Portfolio	Class A	$1,056,673	$386,065
	Class R4	17,848	253
	Class R6	—	12,598
	Class 1	286,723	—
	Total	$1,361,244	$398,916
2030 Lifetime Blend Portfolio	Class A	$1,203,326	$439,638
	Class R4	22,785	323
	Class R6	—	12,917
	Class 1	238,974	—
	Total	$1,465,085	$452,878
2025 Lifetime Blend Portfolio	Class A	$1,219,106	$445,369
	Class R4	7,267	103
	Class R6	—	7,168
	Class 1	123,319	—
	Total	$1,349,692	$452,640
2020 Lifetime Blend Portfolio	Class A	$534,106	$195,076
	Class R4	4,991	71
	Class R6	—	3,128
	Class 1	45,277	—
	Total	$584,374	$198,275
2015 Lifetime Blend Portfolio	Class A	$132,506	$48,394
	Class R4	103	1
	Class R6	—	1,193
	Class 1	13,598	—
	Total	$146,207	$49,588
2010 Lifetime Blend Portfolio	Class A	$76,823	$28,062
	Class R4	135	3
	Class R6	—	684
	Class 1	16,808	—
	Total	$93,766	$28,749

[1] Class R4 shares were fully redeemed on December 16, 2025.
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the years ended August 31, 2026 and 2025 were as follows:
2070 Lifetime Blend Portfolio	Year Ended 8-31-26		Period ended 8-31-25[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	86,736	$1,099,545	10,025	$106,342
Distributions reinvested	79	964	—	—
Repurchased	(27,793)	(358,515)	(3,827)	(42,990)
Net increase	59,022	$741,994	6,198	$63,352
Class R6 shares
Sold	32,876	$415,980	9,989	$106,569
Distributions reinvested	113	1,373	—	—
Repurchased	(2,461)	(31,541)	(173)	(1,985)
Net increase	30,528	$385,812	9,816	$104,584
47	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

2070 Lifetime Blend Portfolio, Cont’d	Year Ended 8-31-26		Period ended 8-31-25[1]
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	828,952	$10,377,642	23,310	$259,518
Distributions reinvested	2,745	33,323	—	—
Repurchased	(239,693)	(3,023,651)	—	—
Net increase	592,004	$7,387,314	23,310	$259,518
Total net increase	681,554	$8,515,120	39,324	$427,454

[1]	Period from 4-24-25 (commencement of operations) through 8-31-25.

2065 Lifetime Blend Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,616,127	$27,915,244	986,561	$14,455,432
Distributions reinvested	38,983	643,997	22,760	322,057
Repurchased	(836,136)	(14,449,824)	(475,647)	(6,998,233)
Net increase	818,974	$14,109,417	533,674	$7,779,256
Class R4 shares[1]
Repurchased	(5,000)	$(83,737)	—	—
Net decrease	(5,000)	$(83,737)	—	—
Class R6 shares
Sold	604,702	$10,372,872	998,967	$14,734,140
Distributions reinvested	48,628	801,874	40,369	570,010
Repurchased	(476,174)	(8,422,937)	(266,662)	(3,929,625)
Net increase	177,156	$2,751,809	772,674	$11,374,525
Class 1 shares
Sold	1,515,706	$25,939,239	1,840,956	$26,944,985
Distributions reinvested	186,992	3,085,371	159,335	2,251,407
Repurchased	(455,570)	(7,824,562)	(350,116)	(5,062,745)
Net increase	1,247,128	$21,200,048	1,650,175	$24,133,647
Total net increase	2,238,258	$37,977,537	2,956,523	$43,287,428

[1]	Class R4 shares were fully redeemed on December 16, 2025. There were no share transactions for Class R4 for the year ended August 31, 2025.

2060 Lifetime Blend Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,042,606	$78,577,796	3,268,339	$53,926,107
Distributions reinvested	155,447	2,889,760	45,148	721,463
Repurchased	(2,297,999)	(44,860,059)	(1,944,632)	(32,033,536)
Net increase	1,900,054	$36,607,497	1,368,855	$22,614,034
Class R4 shares
Sold	20,389	$394,897	23,529	$387,089
Distributions reinvested	3,008	55,854	1,253	20,013
Repurchased	(10,456)	(202,245)	(20,056)	(319,160)
Net increase	12,941	$248,506	4,726	$87,942
Class R6 shares
Sold	1,066,202	$20,626,588	1,528,298	$24,965,111
Distributions reinvested	162,464	3,016,949	68,756	1,097,349
Repurchased	(1,812,258)	(35,811,045)	(615,570)	(10,065,541)
Net increase (decrease)	(583,592)	$(12,167,508)	981,484	$15,996,919
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	48

2060 Lifetime Blend Portfolio, Cont’d	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,522,036	$29,424,138	1,953,304	$32,196,009
Distributions reinvested	351,151	6,520,867	152,190	2,428,948
Repurchased	(829,397)	(16,023,831)	(799,403)	(13,008,162)
Net increase	1,043,790	$19,921,174	1,306,091	$21,616,795
Total net increase	2,373,193	$44,609,669	3,661,156	$60,315,690

2055 Lifetime Blend Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,988,660	$106,944,019	5,356,833	$80,682,176
Distributions reinvested	304,721	5,177,216	98,423	1,438,945
Repurchased	(3,404,541)	(60,717,268)	(3,039,654)	(45,724,721)
Net increase	2,888,840	$51,403,967	2,415,602	$36,396,400
Class R4 shares
Sold	12,444	$220,609	22,343	$335,273
Distributions reinvested	3,391	57,471	1,561	22,761
Repurchased	(19,600)	(340,511)	(28,110)	(419,654)
Net decrease	(3,765)	$(62,431)	(4,206)	$(61,620)
Class R6 shares
Sold	1,593,071	$28,058,441	1,849,829	$27,327,266
Distributions reinvested	258,326	4,378,620	124,895	1,819,724
Repurchased	(3,046,081)	(54,328,279)	(1,087,277)	(16,222,063)
Net increase (decrease)	(1,194,684)	$(21,891,218)	887,447	$12,924,927
Class 1 shares
Sold	2,036,854	$35,987,141	2,193,313	$33,141,782
Distributions reinvested	608,954	10,327,865	282,344	4,119,401
Repurchased	(1,406,174)	(24,782,772)	(1,599,164)	(23,804,374)
Net increase	1,239,634	$21,532,234	876,493	$13,456,809
Total net increase	2,930,025	$50,982,552	4,175,336	$62,716,516

2050 Lifetime Blend Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,008,435	$126,144,011	6,641,179	$101,330,780
Distributions reinvested	363,874	6,270,644	136,704	2,020,483
Repurchased	(4,574,728)	(82,265,324)	(4,064,922)	(61,912,611)
Net increase	2,797,581	$50,149,331	2,712,961	$41,438,652
Class R4 shares
Sold	21,498	$384,543	22,752	$344,424
Distributions reinvested	3,358	57,796	2,086	30,791
Repurchased	(21,841)	(384,645)	(47,940)	(723,249)
Net increase (decrease)	3,015	$57,694	(23,102)	$(348,034)
Class R6 shares
Sold	2,149,318	$38,453,431	2,461,795	$36,929,659
Distributions reinvested	317,620	5,459,882	162,998	2,402,591
Repurchased	(3,612,237)	(65,863,318)	(1,202,126)	(18,033,145)
Net increase (decrease)	(1,145,299)	$(21,950,005)	1,422,667	$21,299,105
49	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

2050 Lifetime Blend Portfolio, Cont’d	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	2,150,971	$38,355,043	3,367,418	$51,107,998
Distributions reinvested	666,942	11,478,067	338,445	4,992,060
Repurchased	(2,161,852)	(38,537,520)	(1,878,422)	(28,639,922)
Net increase	656,061	$11,295,590	1,827,441	$27,460,136
Total net increase	2,311,358	$39,552,610	5,939,967	$89,849,859

2045 Lifetime Blend Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,074,952	$139,074,100	8,001,685	$118,029,013
Distributions reinvested	498,531	8,225,767	183,595	2,623,567
Repurchased	(4,702,441)	(81,012,247)	(4,808,800)	(70,770,974)
Net increase	3,871,042	$66,287,620	3,376,480	$49,881,606
Class R4 shares
Sold	18,321	$314,393	27,430	$401,002
Distributions reinvested	7,647	125,710	4,174	59,438
Repurchased	(41,756)	(700,252)	(49,113)	(718,213)
Net decrease	(15,788)	$(260,149)	(17,509)	$(257,773)
Class R6 shares
Sold	2,316,275	$39,820,754	2,771,965	$40,280,384
Distributions reinvested	382,807	6,308,652	195,725	2,792,991
Repurchased	(3,858,196)	(66,559,271)	(1,428,572)	(20,955,742)
Net increase (decrease)	(1,159,114)	$(20,429,865)	1,539,118	$22,117,633
Class 1 shares
Sold	2,576,024	$43,970,902	3,678,362	$54,381,729
Distributions reinvested	920,321	15,157,691	457,399	6,522,515
Repurchased	(2,298,671)	(39,267,694)	(2,731,409)	(40,005,125)
Net increase	1,197,674	$19,860,899	1,404,352	$20,899,119
Total net increase	3,893,814	$65,458,505	6,302,441	$92,640,585

2040 Lifetime Blend Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,719,043	$142,947,285	8,508,574	$121,025,480
Distributions reinvested	493,337	7,789,799	224,834	3,089,214
Repurchased	(5,310,308)	(87,321,646)	(4,585,998)	(64,967,422)
Net increase	3,902,072	$63,415,438	4,147,410	$59,147,272
Class R4 shares
Sold	7,305	$119,653	10,567	$149,654
Distributions reinvested	2,111	33,291	1,405	19,284
Repurchased	(15,818)	(249,718)	(13,680)	(186,464)
Net decrease	(6,402)	$(96,774)	(1,708)	$(17,526)
Class R6 shares
Sold	2,549,194	$41,628,501	3,100,034	$43,297,996
Distributions reinvested	461,334	7,270,631	295,231	4,050,564
Repurchased	(6,795,857)	(112,847,702)	(2,057,481)	(29,274,037)
Net increase (decrease)	(3,785,329)	$(63,948,570)	1,337,784	$18,074,523
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	50

2040 Lifetime Blend Portfolio, Cont’d	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	3,456,301	$56,075,371	4,685,566	$66,442,638
Distributions reinvested	976,313	15,386,695	613,664	8,419,465
Repurchased	(4,506,630)	(73,566,059)	(2,869,659)	(40,737,891)
Net increase (decrease)	(74,016)	$(2,103,993)	2,429,571	$34,124,212
Total net increase (decrease)	36,325	$(2,733,899)	7,913,057	$111,328,481

2035 Lifetime Blend Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,841,441	$150,349,888	9,879,741	$132,476,373
Distributions reinvested	522,262	7,724,255	317,160	4,110,396
Repurchased	(5,415,105)	(83,018,879)	(4,517,705)	(60,469,075)
Net increase	4,948,598	$75,055,264	5,679,196	$76,117,694
Class R4 shares
Sold	20,062	$306,399	30,840	$411,725
Distributions reinvested	8,310	122,820	7,077	91,652
Repurchased	(20,045)	(308,232)	(63,991)	(852,443)
Net increase (decrease)	8,327	$120,987	(26,074)	$(349,066)
Class R6 shares
Sold	3,192,610	$48,795,255	3,860,387	$50,642,391
Distributions reinvested	429,729	6,342,802	376,230	4,868,412
Repurchased	(6,313,560)	(96,748,300)	(2,277,667)	(30,277,939)
Net increase (decrease)	(2,691,221)	$(41,610,243)	1,958,950	$25,232,864
Class 1 shares
Sold	3,575,168	$54,473,428	4,260,209	$56,985,203
Distributions reinvested	1,008,442	14,894,687	842,328	10,908,152
Repurchased	(5,017,388)	(76,281,135)	(3,787,037)	(50,370,793)
Net increase (decrease)	(433,778)	$(6,913,020)	1,315,500	$17,522,562
Total net increase	1,831,926	$26,652,988	8,927,572	$118,524,054

2030 Lifetime Blend Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	13,506,782	$190,137,744	12,810,973	$161,525,504
Distributions reinvested	656,129	8,969,278	435,948	5,305,485
Repurchased	(7,500,155)	(106,002,040)	(5,871,407)	(73,680,456)
Net increase	6,662,756	$93,104,982	7,375,514	$93,150,533
Class R4 shares
Sold	31,226	$439,987	32,801	$413,157
Distributions reinvested	12,075	164,818	11,436	138,943
Repurchased	(88,886)	(1,273,957)	(74,361)	(923,596)
Net decrease	(45,585)	$(669,152)	(30,124)	$(371,496)
Class R6 shares
Sold	3,174,338	$44,627,064	3,900,798	$49,228,890
Distributions reinvested	512,778	7,004,552	505,206	6,138,256
Repurchased	(7,119,221)	(100,466,042)	(3,009,526)	(37,651,464)
Net increase (decrease)	(3,432,105)	$(48,834,426)	1,396,478	$17,715,682
51	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

2030 Lifetime Blend Portfolio, Cont’d	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	3,166,501	$44,917,160	4,704,459	$59,227,158
Distributions reinvested	952,062	12,995,644	901,406	10,952,085
Repurchased	(6,226,197)	(87,589,239)	(4,799,718)	(60,149,814)
Net increase (decrease)	(2,107,634)	$(29,676,435)	806,147	$10,029,429
Total net increase	1,077,432	$13,924,969	9,548,015	$120,524,148

2025 Lifetime Blend Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	12,664,209	$162,961,461	14,631,712	$171,967,255
Distributions reinvested	866,413	10,847,491	580,636	6,601,834
Repurchased	(7,860,313)	(101,305,245)	(7,027,842)	(82,458,605)
Net increase	5,670,309	$72,503,707	8,184,506	$96,110,484
Class R4 shares
Sold	11,513	$147,826	18,654	$220,001
Distributions reinvested	4,854	60,678	4,903	55,654
Repurchased	(21,386)	(273,731)	(46,026)	(538,931)
Net decrease	(5,019)	$(65,227)	(22,469)	$(263,276)
Class R6 shares
Sold	1,606,100	$20,720,782	3,125,815	$36,428,169
Distributions reinvested	350,354	4,379,419	354,046	4,018,418
Repurchased	(4,760,556)	(61,567,655)	(3,566,347)	(41,985,623)
Net decrease	(2,804,102)	$(36,467,454)	(86,486)	$(1,539,036)
Class 1 shares
Sold	1,392,658	$17,939,426	2,424,996	$28,517,034
Distributions reinvested	626,048	7,819,343	679,333	7,703,633
Repurchased	(5,422,471)	(69,656,174)	(4,994,174)	(58,514,358)
Net decrease	(3,403,765)	$(43,897,405)	(1,889,845)	$(22,293,691)
Total net increase (decrease)	(542,577)	$(7,926,379)	6,185,706	$72,014,481

2020 Lifetime Blend Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,460,949	$53,884,010	4,592,614	$51,099,521
Distributions reinvested	445,828	5,229,557	351,291	3,783,401
Repurchased	(2,704,532)	(32,541,406)	(2,385,237)	(26,525,992)
Net increase	2,202,245	$26,572,161	2,558,668	$28,356,930
Class R4 shares
Sold	8,300	$99,653	9,975	$110,954
Distributions reinvested	3,840	44,963	3,486	37,478
Repurchased	(14,287)	(174,394)	(13,350)	(146,601)
Net increase (decrease)	(2,147)	$(29,778)	111	$1,831
Class R6 shares
Sold	1,045,562	$12,585,286	1,702,043	$18,841,091
Distributions reinvested	182,092	2,135,941	175,636	1,889,848
Repurchased	(2,073,778)	(25,088,616)	(1,746,570)	(19,374,402)
Net increase (decrease)	(846,124)	$(10,367,389)	131,109	$1,356,537
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	52

2020 Lifetime Blend Portfolio, Cont’d	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	633,134	$7,586,732	1,123,470	$12,442,214
Distributions reinvested	269,529	3,156,187	303,021	3,257,478
Repurchased	(2,605,400)	(31,366,996)	(3,035,871)	(33,605,401)
Net decrease	(1,702,737)	$(20,624,077)	(1,609,380)	$(17,905,709)
Total net increase (decrease)	(348,763)	$(4,449,083)	1,080,508	$11,809,589

2015 Lifetime Blend Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	602,602	$6,834,455	1,160,217	$12,369,667
Distributions reinvested	132,203	1,463,492	103,654	1,065,559
Repurchased	(718,420)	(8,156,425)	(533,223)	(5,654,393)
Net increase	16,385	$141,522	730,648	$7,780,833
Class R4 shares
Sold	2,126	$23,581	2,584	$27,453
Distributions reinvested	82	902	293	3,008
Repurchased	(2,828)	(32,475)	(9,462)	(104,056)
Net decrease	(620)	$(7,992)	(6,585)	$(73,595)
Class R6 shares
Sold	367,391	$4,137,387	799,646	$8,504,039
Distributions reinvested	74,010	818,556	89,420	917,453
Repurchased	(975,528)	(11,104,216)	(904,476)	(9,542,052)
Net decrease	(534,127)	$(6,148,273)	(15,410)	$(120,560)
Class 1 shares
Sold	225,900	$2,547,962	731,709	$7,718,759
Distributions reinvested	94,899	1,048,633	90,709	930,676
Repurchased	(765,474)	(8,672,947)	(989,790)	(10,513,355)
Net decrease	(444,675)	$(5,076,352)	(167,372)	$(1,863,920)
Total net increase (decrease)	(963,037)	$(11,091,095)	541,281	$5,722,758

2010 Lifetime Blend Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	957,835	$10,408,311	938,806	$9,621,581
Distributions reinvested	78,611	834,847	61,302	609,344
Repurchased	(448,998)	(4,880,201)	(515,172)	(5,293,844)
Net increase	587,448	$6,362,957	484,936	$4,937,081
Class R4 shares
Sold	28	$299	27	$288
Distributions reinvested	5	53	5	47
Repurchased	(39)	(420)	—	—
Net increase (decrease)	(6)	$(68)	32	$335
Class R6 shares
Sold	302,449	$3,318,855	572,283	$5,873,084
Distributions reinvested	49,103	520,491	52,417	519,979
Repurchased	(668,132)	(7,226,979)	(497,173)	(5,041,356)
Net increase (decrease)	(316,580)	$(3,387,633)	127,527	$1,351,707
53	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

2010 Lifetime Blend Portfolio, Cont’d	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	410,356	$4,445,669	886,636	$9,146,459
Distributions reinvested	129,300	1,369,283	120,315	1,192,319
Repurchased	(1,139,895)	(12,350,306)	(1,186,393)	(12,131,667)
Net decrease	(600,239)	$(6,535,354)	(179,442)	$(1,792,889)
Total net increase (decrease)	(329,377)	$(3,560,098)	433,053	$4,496,234
Affiliates of the Trust owned shares of the following classes of the portfolios on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
2070 Lifetime Blend Portfolio	A	8%
2070 Lifetime Blend Portfolio	R6	68%
2070 Lifetime Blend Portfolio	1	100%
2065 Lifetime Blend Portfolio	1	100%
2060 Lifetime Blend Portfolio	R6	1%
2060 Lifetime Blend Portfolio	1	100%
2055 Lifetime Blend Portfolio	1	100%
2050 Lifetime Blend Portfolio	R6	1%
2050 Lifetime Blend Portfolio	1	100%
2045 Lifetime Blend Portfolio	1	100%
2040 Lifetime Blend Portfolio	1	100%
2035 Lifetime Blend Portfolio	1	100%
2030 Lifetime Blend Portfolio	1	100%
2025 Lifetime Blend Portfolio	1	100%
2020 Lifetime Blend Portfolio	1	100%
2015 Lifetime Blend Portfolio	1	100%
2010 Lifetime Blend Portfolio	R4	97%
2010 Lifetime Blend Portfolio	1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2026:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
2070 Lifetime Blend Portfolio	$34,168	$11,610,884	$6,581	$3,079,337
2065 Lifetime Blend Portfolio	225,237	52,297,514	192,984	13,751,278
2060 Lifetime Blend Portfolio	549,040	85,539,440	561,520	41,361,802
2055 Lifetime Blend Portfolio	846,089	109,827,346	959,206	59,736,597
2050 Lifetime Blend Portfolio	1,099,783	131,153,779	1,245,242	90,583,181
2045 Lifetime Blend Portfolio	1,801,411	171,112,050	2,042,717	105,559,050
2040 Lifetime Blend Portfolio	2,603,638	178,720,336	3,108,972	176,969,344
2035 Lifetime Blend Portfolio	16,296,342	210,220,414	5,742,457	182,237,566
2030 Lifetime Blend Portfolio	23,361,952	201,616,635	11,626,989	184,686,248
2025 Lifetime Blend Portfolio	20,540,511	129,999,153	12,320,362	140,078,764
2020 Lifetime Blend Portfolio	10,329,629	61,388,862	7,051,767	67,921,023
2015 Lifetime Blend Portfolio	2,817,944	16,156,069	2,566,694	27,289,796
2010 Lifetime Blend Portfolio	3,270,575	19,189,324	2,758,224	23,298,074
Note 7—Investment in affiliated underlying funds
Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At August 31, 2026, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
2050 Lifetime Blend Portfolio	JHF II U.S. Sector Rotation Fund	5.3%
2045 Lifetime Blend Portfolio	JHF II U.S. Sector Rotation Fund	5.9%
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	54

Portfolio	Affiliated Fund	Percentage of underlying fund net assets
2040 Lifetime Blend Portfolio	JHF II U.S. Sector Rotation Fund	5.5%
2035 Lifetime Blend Portfolio	JHF II U.S. Sector Rotation Fund	5.9%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2070 Lifetime Blend Portfolio
Bond	26,289	$12,693	$441,156	$(96,729)	$(945)	$(6,528)	$6,543	—	$349,647
Emerging Markets Debt	7,231	2,477	75,512	(19,206)	(96)	101	1,457	—	58,788
High Yield	11,050	1,883	52,768	(21,086)	(142)	(163)	1,272	—	33,260
International Strategic Equity Allocation	184,778	116,994	3,063,083	(775,688)	786	270,410	18,175	—	2,675,585
John Hancock Collateral Trust	3,052	60,682	2,244,574	(2,278,407)	1,363	2,311	—	—	30,523
U.S. Sector Rotation	199,195	146,080	3,600,475	(998,816)	(19,565)	295,609	6,170	$39,170	3,023,783
					$(18,599)	$561,740	$33,617	$39,170	$6,171,586
2065 Lifetime Blend Portfolio
Bond	504,231	$3,591,096	$4,155,246	$(887,410)	$(18,370)	$(134,289)	$225,108	—	$6,706,273
Emerging Markets Debt	139,090	700,575	596,764	(179,040)	1,707	10,797	51,709	—	1,130,803
High Yield	212,546	531,918	435,562	(312,127)	(4,824)	(10,765)	45,478	—	639,764
International Strategic Equity Allocation	3,616,316	33,518,085	12,014,497	(2,124,202)	190,768	8,765,110	1,105,040	—	52,364,258
John Hancock Collateral Trust*	16,752	34,138	51,810,958	(51,678,402)	509	306	2,707	—	167,509
U.S. Sector Rotation	3,898,329	41,851,031	15,375,349	(4,633,072)	190,312	6,393,014	370,794	$2,353,996	59,176,634
					$360,102	$15,024,173	$1,800,836	$2,353,996	$120,185,241
2060 Lifetime Blend Portfolio
Bond	1,147,832	$9,413,569	$7,895,685	$(1,693,742)	$(21,486)	$(327,867)	$544,247	—	$15,266,159
Emerging Markets Debt	318,106	1,837,092	1,018,748	(301,935)	5,828	26,471	125,424	—	2,586,204
High Yield	486,104	1,396,612	794,697	(690,544)	(9,221)	(28,372)	110,525	—	1,463,172
International Strategic Equity Allocation	8,354,154	87,846,841	19,600,160	(8,357,010)	814,340	21,063,812	2,740,671	—	120,968,143
John Hancock Collateral Trust*	28,370	86,299	199,943,038	(199,748,886)	3,238	13	6,870	—	283,702
U.S. Sector Rotation	9,002,850	109,686,483	23,630,505	(12,613,271)	758,584	15,200,968	917,674	$5,825,887	136,663,269
					$1,551,283	$35,935,025	$4,445,411	$5,825,887	$277,230,649
2055 Lifetime Blend Portfolio
Bond	1,801,808	$15,272,014	$12,090,170	$(2,850,127)	$(50,607)	$(497,410)	$854,692	—	$23,964,040
55	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	495,967	$2,979,367	$1,634,344	$(633,142)	$12,477	$39,168	$196,924	—	$4,032,214
High Yield	757,896	2,262,455	1,207,145	(1,128,704)	(14,628)	(45,000)	173,819	—	2,281,268
International Strategic Equity Allocation	13,106,436	142,543,948	24,195,606	(11,305,611)	1,474,941	32,872,312	4,341,341	—	189,781,196
John Hancock Collateral Trust*	36,360	65,609	216,169,783	(215,865,893)	(5,920)	22	10,437	—	363,601
U.S. Sector Rotation	14,067,853	177,981,863	30,189,053	(19,722,185)	1,481,704	23,619,575	1,447,894	$9,192,002	213,550,010
					$2,897,967	$55,988,667	$7,025,107	$9,192,002	$433,972,329
2050 Lifetime Blend Portfolio
Bond	2,526,334	$19,920,162	$17,786,791	$(3,377,110)	$(73,186)	$(656,413)	$1,120,692	—	$33,600,244
Emerging Markets Debt	675,205	3,882,548	2,448,363	(904,204)	9,661	53,048	256,801	—	5,489,416
High Yield	1,062,023	2,954,546	1,458,261	(1,138,836)	(16,173)	(61,108)	226,782	—	3,196,690
International Strategic Equity Allocation	16,504,486	184,730,916	26,541,757	(16,661,977)	1,915,730	42,458,529	5,626,085	—	238,984,955
John Hancock Collateral Trust	1,333	17,978	331,724,206	(331,722,229)	(6,622)	—	25,857	—	13,333
U.S. Sector Rotation	17,687,540	231,716,835	32,323,108	(27,607,378)	2,068,896	29,995,403	1,881,524	$11,944,920	268,496,864
					$3,898,306	$71,789,459	$9,137,741	$11,944,920	$549,781,502
2045 Lifetime Blend Portfolio
Bond	3,492,035	$26,918,246	$23,286,154	$(2,708,177)	$(42,296)	$(1,009,856)	$1,608,943	—	$46,444,071
Emerging Markets Debt	1,777,671	10,010,372	5,318,803	(1,032,073)	24,596	130,768	678,202	—	14,452,466
High Yield	3,262,756	7,600,468	3,876,429	(1,443,583)	(20,315)	(192,104)	619,460	—	9,820,895
International Strategic Equity Allocation	18,491,356	207,582,526	30,882,858	(20,398,095)	3,202,264	46,485,285	6,300,084	—	267,754,838
John Hancock Collateral Trust*	20,258	3,372,222	198,221,799	(201,389,130)	(2,249)	(61)	21,446	—	202,581
U.S. Sector Rotation	19,767,082	253,550,728	32,510,971	(21,232,942)	1,639,958	33,595,588	2,059,377	$13,074,023	300,064,303
					$4,801,958	$79,009,620	$11,287,512	$13,074,023	$638,739,154
2040 Lifetime Blend Portfolio
Bond	6,351,774	$60,027,237	$32,899,113	$(6,473,144)	$(106,181)	$(1,868,435)	$3,289,467	—	$84,478,590
Emerging Markets Debt	3,024,736	19,627,089	6,763,933	(2,142,892)	37,901	305,072	1,249,304	—	24,591,103
High Yield	5,779,249	14,921,096	6,245,601	(3,366,584)	(51,517)	(353,056)	1,177,987	—	17,395,540
International Strategic Equity Allocation	17,503,611	212,691,451	24,624,050	(33,316,329)	4,778,246	44,674,863	6,413,664	—	253,452,281
John Hancock Collateral Trust*	209,648	231,109	356,801,372	(354,927,602)	(8,498)	78	31,252	—	2,096,459
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	56

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	18,332,911	$250,924,201	$33,320,789	$(40,146,858)	$3,178,333	$31,017,129	$2,067,082	$13,122,937	$278,293,594
					$7,828,284	$73,775,651	$14,228,756	$13,122,937	$660,307,567
2035 Lifetime Blend Portfolio
Bond	9,938,794	$104,853,665	$37,452,443	$(6,951,380)	$(119,045)	$(3,049,723)	$5,490,720	—	$132,185,960
Emerging Markets Debt	4,674,063	31,574,102	7,792,900	(1,922,642)	37,183	518,587	1,951,865	—	38,000,130
Global Senior Loan ETF	271,521	2,674,955	4,443,691	(352,552)	(7,397)	(83,353)	262,429	—	6,675,344
High Yield	9,024,736	24,003,571	7,058,806	(3,279,418)	(53,197)	(565,305)	1,821,476	—	27,164,457
International Strategic Equity Allocation	16,842,465	201,529,237	24,655,852	(29,072,360)	4,220,213	42,545,949	5,996,713	—	243,878,891
John Hancock Collateral Trust*	377,115	2,296,825	446,936,292	(445,450,731)	(10,993)	(278)	34,741	—	3,771,115
U.S. Sector Rotation	19,595,890	269,990,951	35,930,926	(45,433,570)	4,069,282	32,908,025	2,182,942	$13,858,482	297,465,614
					$8,136,046	$72,273,902	$17,740,886	$13,858,482	$749,141,511
2030 Lifetime Blend Portfolio
Bond	10,699,498	$113,576,478	$36,872,262	$(4,687,835)	$(60,678)	$(3,396,909)	$5,949,163	—	$142,303,318
Emerging Markets Debt	6,231,039	44,846,332	7,203,395	(2,218,546)	99,002	728,161	2,682,453	—	50,658,344
Global Senior Loan ETF	610,632	12,615,827	3,364,852	(736,436)	(14,139)	(217,716)	747,649	—	15,012,388
High Yield	10,931,765	30,482,029	5,965,340	(2,791,325)	(49,155)	(702,276)	2,238,110	—	32,904,613
International Strategic Equity Allocation	12,904,988	159,420,553	17,034,962	(26,381,467)	4,212,069	32,578,103	4,731,762	—	186,864,220
John Hancock Collateral Trust*	36,879	2,222,723	329,740,845	(331,595,435)	671	(16)	36,678	—	368,788
U.S. Sector Rotation	15,788,019	233,115,788	25,166,922	(49,202,516)	4,819,156	25,762,785	1,901,066	$12,068,982	239,662,135
					$9,006,926	$54,752,132	$18,286,881	$12,068,982	$667,773,806
2025 Lifetime Blend Portfolio
Bond	8,580,525	$105,334,031	$15,553,039	$(3,937,644)	$(27,465)	$(2,800,975)	$5,217,812	—	$114,120,986
Emerging Markets Debt	5,189,651	39,825,014	4,642,141	(3,027,295)	129,545	622,460	2,332,451	—	42,191,865
Global Senior Loan ETF	662,548	15,208,739	2,264,551	(922,690)	(10,144)	(251,713)	853,912	—	16,288,743
High Yield	9,105,480	27,076,304	3,812,366	(2,842,642)	(33,839)	(604,695)	1,933,439	—	27,407,494
International Strategic Equity Allocation	7,685,025	92,397,576	16,206,825	(18,048,576)	3,268,572	17,454,758	2,679,760	—	111,279,155
John Hancock Collateral Trust*	2,735,895	44,741,484	875,090,363	(892,469,160)	(2,618)	(1,395)	57,905	—	27,358,674
U.S. Sector Rotation	8,983,097	127,646,563	16,793,985	(25,203,583)	2,097,258	15,029,184	1,027,074	$6,520,415	136,363,407
					$5,421,309	$29,447,624	$14,102,353	$6,520,415	$475,010,324
2020 Lifetime Blend Portfolio
Bond	3,828,568	$47,394,640	$8,647,830	$(3,855,223)	$(31,674)	$(1,235,625)	$2,335,502	—	$50,919,948
57	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	2,258,109	$17,776,135	$2,353,456	$(2,110,785)	$90,102	$249,519	$1,022,894	—	$18,358,427
Global Senior Loan ETF	373,555	8,993,051	1,457,012	(1,113,511)	(14,866)	(137,836)	489,271	—	9,183,850
High Yield	3,987,430	12,082,056	1,960,431	(1,757,498)	(15,892)	(266,931)	852,174	—	12,002,166
International Strategic Equity Allocation	2,084,422	25,754,225	6,249,911	(7,365,928)	1,215,092	4,329,137	741,194	—	30,182,437
John Hancock Collateral Trust*	127	290,938	492,473,143	(492,757,190)	(5,619)	(3)	30,421	—	1,269
U.S. Sector Rotation	3,258,544	45,501,694	9,058,287	(11,236,381)	897,207	5,243,889	364,169	$2,311,938	49,464,696
					$2,134,350	$8,182,150	$5,835,625	$2,311,938	$170,112,793
2015 Lifetime Blend Portfolio
Bond	1,115,290	$15,509,858	$1,939,431	$(2,254,820)	$11,424	$(372,535)	$719,783	—	$14,833,358
Emerging Markets Debt	637,830	5,753,562	648,047	(1,330,935)	54,208	60,675	308,798	—	5,185,557
Global Senior Loan ETF	128,432	3,525,639	387,609	(701,096)	(8,275)	(46,376)	177,859	—	3,157,501
High Yield	1,108,319	3,915,296	471,381	(966,765)	(4,609)	(79,263)	257,609	—	3,336,040
International Strategic Equity Allocation	367,305	5,723,732	1,584,445	(3,000,170)	676,254	334,314	160,422	—	5,318,575
John Hancock Collateral Trust*	3,593	2,184	71,254,299	(71,220,363)	(190)	(1)	5,237	—	35,929
U.S. Sector Rotation	706,804	10,996,658	1,710,096	(3,366,357)	279,934	1,108,960	85,352	$541,862	10,729,291
					$1,008,746	$1,005,774	$1,715,060	$541,862	$42,596,251
2010 Lifetime Blend Portfolio
Bond	932,658	$12,232,929	$2,723,258	$(2,258,978)	$14,572	$(307,426)	$579,214	—	$12,404,355
Emerging Markets Debt	530,773	4,569,781	818,887	(1,165,971)	60,401	32,084	248,287	—	4,315,182
Global Senior Loan ETF	123,392	3,189,124	660,826	(763,446)	(8,921)	(43,991)	167,220	—	3,033,592
High Yield	948,377	3,120,302	586,654	(784,177)	(1,302)	(66,862)	208,861	—	2,854,615
International Strategic Equity Allocation	160,874	3,218,064	1,247,598	(2,656,800)	659,230	(138,639)	93,898	—	2,329,453
John Hancock Collateral Trust*	163	9,648,549	61,522,297	(71,168,504)	(633)	(83)	5,147	—	1,626
U.S. Sector Rotation	428,123	5,761,989	2,378,816	(2,382,913)	146,879	594,141	47,040	$298,638	6,498,912
					$870,226	$69,224	$1,349,667	$298,638	$31,437,735

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Segment reporting
The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”,
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	58

which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
59	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of John Hancock Funds II and Shareholders of each of the thirteen portfolios listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of each of the portfolios listed in the table below (thirteen of the portfolios constituting John Hancock Funds II, hereafter collectively referred to as the "Portfolios") as of August 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios listed in the table below as of August 31, 2026, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights
2070 Lifetime Blend Portfolio	For the year ended August 31, 2026	For the year ended August 31, 2026 and the period April 24, 2025 (commencement of operations) through August 31, 2025
2065 Lifetime Blend Portfolio
2060 Lifetime Blend Portfolio
2055 Lifetime Blend Portfolio
2050 Lifetime Blend Portfolio
2045 Lifetime Blend Portfolio
2040 Lifetime Blend Portfolio
2035 Lifetime Blend Portfolio
2030 Lifetime Blend Portfolio
2025 Lifetime Blend Portfolio
2020 Lifetime Blend Portfolio
2015 Lifetime Blend Portfolio
2010 Lifetime Blend Portfolio	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For each of the five years in the period ended August 31, 2026
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP Boston, Massachusetts October 8, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	60

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2026.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources:
Portfolio	Foreign sourced income	Foreign tax credit
2065 Lifetime Blend Portfolio	$1,381,347	$98,113
2060 Lifetime Blend Portfolio	3,426,894	243,298
2055 Lifetime Blend Portfolio	5,427,778	385,326
2050 Lifetime Blend Portfolio	7,029,853	498,952
2045 Lifetime Blend Portfolio	7,860,566	551,680
2040 Lifetime Blend Portfolio	8,114,325	566,292
2035 Lifetime Blend Portfolio	7,889,679	553,985
2030 Lifetime Blend Portfolio	6,329,862	444,553
2025 Lifetime Blend Portfolio	3,624,643	253,014
The portfolios below paid the following amounts in capital gain dividends:
Portfolio	Long term capital gains
2065 Lifetime Blend Portfolio	$2,009,197
2060 Lifetime Blend Portfolio	6,222,054
2055 Lifetime Blend Portfolio	9,882,499
2050 Lifetime Blend Portfolio	10,229,648
2045 Lifetime Blend Portfolio	13,132,946
2040 Lifetime Blend Portfolio	9,012,683
2035 Lifetime Blend Portfolio	2,304,096
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
61	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds).  The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement between the Advisor and Manulife Investment Management (US) (the Subadvisor) with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisor with respect to the Funds.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds, including entrepreneurial risk in sponsoring new Funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	62

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with Fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and
(f)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangement generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board reviewed Fund performance against each Fund’s respective peer group median and benchmark index and concluded that the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile, with certain exceptions noted in Appendix A. In such cases, the Board concluded that the Fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds.  In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
63	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the Funds;
(h)noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)noted that the subadvisory fees for the Funds are paid by the Advisor;
(k)with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest;
(l)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliate (including the Subadvisor), from their relationship with each Fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. (The funds that are not Participating Portfolios as of the date of this annual report are each of the Funds, each other of the funds of funds of the Trust and of John Hancock Variable Insurance Trust, John Hancock Collateral Trust, and John Hancock Managed Account Shares. The Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement);
(b)reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to an applicable benchmark index and comparable funds; and;
(3)the subadvisory fee for each Fund, and to the extent available, comparative fee information, where available, prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	64

organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile, with certain exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that the Fund’s performance is being monitored and reasonably addressed, where appropriate);
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)the subadvisory fees are paid by the Advisor and not the Funds.
In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and that the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
65	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

APPENDIX A

Portfolio (subadvisor)	Performance of fund, as of 12.31.25	Fees and expenses	Comments
2010 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, and five-year periods and outperformed for the ten-year period.
Lipper Category – The fund underperformed the median for the one-, three-, and five-year periods and matched for the ten-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and the peer group median for the one-, three-, and five-year periods.
The Board also took into account management’s discussion of the fund’s fees and expenses and considered the relatively lower net management fees and net total expenses compared to peers.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
2015 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five-, and ten-year periods.
Lipper Category – The fund underperformed the median for the one- and three-year periods and outperformed the median for the five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five-, and ten-year periods and the peer group median for the one- and three-year periods.
The Board also took into account the fund’s favorable performance relative to the peer group median for the five- and ten-year periods.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
2020 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, and five-year periods and outperformed for the ten-year period.
Lipper Category – The fund underperformed the median for the one-, three-, and five-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, and five-year periods and the peer group median for the one-, three-, five-, and ten-year periods.
The Board also took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the ten-year period.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	66

Portfolio (subadvisor)	Performance of fund, as of 12.31.25	Fees and expenses	Comments
2025 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, and five-year periods and outperformed for the ten-year period.
Lipper Category – The fund outperformed the median for the one-, five-, and ten-year periods and underperformed for the three-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, and five-year periods and the peer group median for the three-year period.
The Board also took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one-, five-, and ten-year periods and the benchmark index for the ten-year period.
2030 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one- and ten-year periods and underperformed for the three- and five-year periods.
Lipper Category – The fund outperformed the median for the one-, five-, and ten-year periods and underperformed for the three-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and five-year periods.
The Board also took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one- and ten-year periods and to the peer group median for the one-, three-, five-, and ten-year periods.
2035 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one- and ten-year periods and underperformed for the three- and five-year periods.
Lipper Category – The fund outperformed the median for the one-, five-, and ten-year periods and underperformed for the three-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and five-year periods and the peer group median for the three-year period.
The Board also took into account the fund’s favorable performance relative to the benchmark index for the one- and ten-year periods and to the peer group median for the one-, five-, and ten-year periods.
67	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Portfolio (subadvisor)	Performance of fund, as of 12.31.25	Fees and expenses	Comments
2040 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, and five-year periods and outperformed for the ten-year period.
Lipper Category – The fund outperformed the median for the one-, five-, and ten-year periods and underperformed for the three-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the ten-year period and peer group median for the one-, five-, and ten-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, and five-year periods and the peer group median for the three-year period.
2045 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three, and five-year periods and outperformed for the ten-year period.
Lipper Category – The fund outperformed the median for the one-, five-, and ten-year periods and underperformed for the three-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the ten-year period and peer group median for the one-, five-, and ten-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, and five-year periods and the peer group median for the three-year period.
2050 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one-, three-, and ten-year periods and underperformed for the five-year period.
Lipper Category – The fund outperformed the median for the one-, three-, five-, and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the five-year period.
The Board also took into account the fund’s favorable performance relative to the benchmark index for the one-, three-, and ten year periods and the peer group median for the one-, three-, five-, and ten-year periods.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	68

Portfolio (subadvisor)	Performance of fund, as of 12.31.25	Fees and expenses	Comments
2055 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five-, and ten-year periods.
Lipper Category – The fund outperformed the median for the one-, five-, and ten-year periods and underperformed for the three-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five-, and ten-year periods and to the peer group median for the three-year period.
The Board also took into account the fund’s favorable performance relative to the peer group median for the one-, five-, and ten-year periods.
2060 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three-, five-, and ten-year periods.
Lipper Category – The fund outperformed the median for the one-, five-, and ten-year periods and underperformed for the three-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account the fund’s favorable performance relative to the benchmark index for the one-year period and the peer group median for the one-, five-, and ten-year periods.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-, five-, and ten-year periods and the peer group median for the three-year period.
2065 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three- and five-year periods.
Lipper Category – The fund underperformed the median for the one- and three-year periods and outperformed the median for the five-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account the fund’s favorable performance relative to the benchmark index for the one-year period and the peer group median for the five-year period.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and five-year periods and the peer group median for the one- and three-year periods.
2070 Lifetime Blend Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the period since inception. Lipper Category – The fund outperformed the median for the period since inception.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account the fund’s favorable performance relative to the benchmark index and the peer group median for the period since inception.
The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three- and five-year periods and the peer group median for the one- and three-year periods.
69	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS |

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
| JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	70

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Lifetime Blend Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889430	RL2A 8/26
10/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Lifestyle Blend Portfolios
Asset allocation
August 31, 2026

John Hancock
Lifestyle Blend Portfolios

2	Portfolios’ investments
6	Financial statements
10	Financial highlights
15	Notes to financial statements
27	Report of independent registered public accounting firm
28	Tax information
29	Evaluation of advisory and subadvisory agreements by the Board of Trustees
36	Other N-CSR Items
1	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Portfolios’ investments
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.9%
Equity - 60.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	15,091,342	$218,522,634
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	16,351,756	248,219,649
Fixed income - 1.5%
Bond, Class NAV, JHSB (MIM US) (B)	400,544	5,327,233
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	483,798	3,933,279
High Yield, Class NAV, JHBT (MIM US) (B)	653,369	1,966,640

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $321,000,789)		$477,969,435
UNAFFILIATED INVESTMENT COMPANIES - 37.7%
Equity - 36.6%
Fidelity Mid Cap Index Fund	2,115,291	91,190,186
Fidelity Small Cap Index Fund	1,399,451	51,905,627
iShares Global Infrastructure ETF	36,144	2,354,420
iShares MSCI Global Min Vol Factor ETF	24,025	3,058,383
Vanguard Dividend Appreciation ETF	12,663	3,065,332
Vanguard Energy ETF	44,184	7,960,631
Vanguard FTSE Developed Markets ETF	592,413	43,198,756
Vanguard FTSE Emerging Markets ETF (C)	236,820	14,332,346
Vanguard Global ex-U.S. Real Estate ETF	52,100	2,330,954
Vanguard Materials ETF	19,914	4,707,271
Vanguard Real Estate ETF	72,411	6,983,319
Vanguard S&P 500 ETF	74,026	52,180,187
Fixed income - 1.1%
Vanguard Short-Term Corporate Bond ETF	106,635	8,374,047

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $202,980,644)		$291,641,459
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	11,471	0
ICA Gruppen AB (D)(E)	493	0
Health care - 0.0%
NMC Health PLC (D)(E)	360	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	9,174	27,652
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	46,457	0

TOTAL COMMON STOCKS (Cost $11,582)		$27,652
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Government - 0.4%
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	$4,449,600	982,491
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	4,705,900	1,101,233
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	3,922,300	971,130
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	1,496,400	394,151
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,177,717)		$3,449,005
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (G)(H)	3,893	$38,935

TOTAL SHORT-TERM INVESTMENTS (Cost $38,933)		$38,935
Total investments (Cost $528,209,665) - 100.0%		$773,126,486
Other assets and liabilities, net - (0.0%)		(341,112)
TOTAL NET ASSETS - 100.0%		$772,785,374
LIFESTYLE BLEND GROWTH PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.9%
Equity - 49.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	24,892,901	$360,449,212
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	27,395,673	415,866,319
Fixed income - 8.5%
Bond, Class NAV, JHSB (MIM US) (B)	4,492,459	59,749,708
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,805,058	30,935,121
Global Senior Loan ETF, JHETF (CQS) (B)	918,421	22,579,380
High Yield, Class NAV, JHBT (MIM US) (B)	6,719,870	20,226,810

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $645,354,063)		$909,806,550
UNAFFILIATED INVESTMENT COMPANIES - 39.3%
Equity - 32.8%
Fidelity Mid Cap Index Fund	3,460,979	149,202,810
Fidelity Small Cap Index Fund	2,255,674	83,662,940
iShares Global Infrastructure ETF	57,715	3,759,555
iShares MSCI Global Min Vol Factor ETF	295,631	37,633,826
Vanguard Dividend Appreciation ETF	99,340	24,047,234
Vanguard Energy ETF	71,011	12,794,052
Vanguard FTSE Developed Markets ETF	1,301,129	94,878,327
Vanguard FTSE Emerging Markets ETF	354,815	21,473,404
Vanguard Global ex-U.S. Real Estate ETF	83,288	3,726,305
Vanguard Materials ETF	31,861	7,531,303
Vanguard Real Estate ETF	116,219	11,208,160
Vanguard S&P 500 ETF	93,376	65,819,809
Fixed income - 6.5%
Vanguard Short-Term Corporate Bond ETF	427,715	33,588,459
Vanguard Total Bond Market ETF	950,120	68,636,669

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $447,330,823)		$617,962,853
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	2

LIFESTYLE BLEND GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	19,400	$0
ICA Gruppen AB (D)(E)	833	0
Health care - 0.0%
NMC Health PLC (D)(E)	609	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	15,517	46,767
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	78,570	0

TOTAL COMMON STOCKS (Cost $19,587)		$46,767
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.8%
U.S. Government - 2.8%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$8,018,687	7,881,273
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	3,489,309	3,351,097
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	14,438,356	14,176,690
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	11,932,114	11,917,580
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	9,040,900	1,996,271
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	9,694,700	2,268,669
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	8,081,000	2,000,791
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	3,086,100	812,876

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $46,368,472)		$44,405,247
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.6571% (G)(I)	847	8,465

TOTAL SHORT-TERM INVESTMENTS (Cost $8,464)		$8,465
Total investments (Cost $1,139,081,409) - 100.0%		$1,572,229,882
Other assets and liabilities, net - (0.0%)		(202,021)
TOTAL NET ASSETS - 100.0%		$1,572,027,861
LIFESTYLE BLEND BALANCED PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 56.9%
Equity - 37.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,338,648	$265,543,628
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	21,535,650	326,911,172
Fixed income - 19.0%
Bond, Class NAV, JHSB (MIM US) (B)	11,209,844	149,090,930
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	7,551,838	61,396,447
LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Global Senior Loan ETF, JHETF (CQS) (B)	1,828,858	$44,962,474
High Yield, Class NAV, JHBT (MIM US) (B)	14,174,203	42,664,350

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $692,027,396)		$890,569,001
UNAFFILIATED INVESTMENT COMPANIES - 38.1%
Equity - 24.8%
Fidelity Mid Cap Index Fund	2,511,107	108,253,815
Fidelity Small Cap Index Fund	1,579,419	58,580,641
iShares Global Infrastructure ETF	41,903	2,729,561
iShares MSCI Global Min Vol Factor ETF	314,878	40,083,969
Vanguard Dividend Appreciation ETF	107,779	26,090,063
Vanguard Energy ETF	51,264	9,236,235
Vanguard FTSE Developed Markets ETF	1,089,849	79,471,789
Vanguard FTSE Emerging Markets ETF (C)	238,346	14,424,700
Vanguard Global ex-U.S. Real Estate ETF	60,374	2,701,133
Vanguard Materials ETF	23,038	5,445,722
Vanguard Real Estate ETF	84,401	8,139,634
Vanguard S&P 500 ETF	46,286	32,626,539
Fixed income - 13.3%
Vanguard Short-Term Bond ETF	93,463	7,243,383
Vanguard Short-Term Corporate Bond ETF	602,485	47,313,147
Vanguard Total Bond Market ETF	2,130,882	153,934,916

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $469,992,773)		$596,275,247
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	14,022	0
ICA Gruppen AB (D)(E)	602	0
Health care - 0.0%
NMC Health PLC (D)(E)	440	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	11,215	33,801
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	56,786	0

TOTAL COMMON STOCKS (Cost $14,156)		$33,801
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.0%
U.S. Government - 5.0%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$14,418,471	14,171,385
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	6,272,458	6,024,004
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	26,113,958	25,640,695
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	21,599,455	21,573,146
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	13,894,600	3,067,989
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	14,728,500	3,446,634
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	12,277,200	3,039,736
3	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	4,510,500	$1,188,062

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $81,356,220)		$78,151,651
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 3.6571% (G)(H)	404,109	4,041,054

TOTAL SHORT-TERM INVESTMENTS (Cost $4,040,978)		$4,041,054
Total investments (Cost $1,247,431,523) - 100.2%		$1,569,070,754
Other assets and liabilities, net - (0.2%)		(3,629,316)
TOTAL NET ASSETS - 100.0%		$1,565,441,438
LIFESTYLE BLEND MODERATE PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.8%
Equity - 23.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,643,322	$52,755,297
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,620,048	70,132,323
Fixed income - 29.4%
Bond, Class NAV, JHSB (MIM US) (B)	5,992,603	79,701,621
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,798,796	30,884,214
Global Senior Loan ETF, JHETF (CQS) (B)	914,918	22,493,259
High Yield, Class NAV, JHBT (MIM US) (B)	7,245,018	21,807,504

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $237,621,541)		$277,774,218
UNAFFILIATED INVESTMENT COMPANIES - 40.5%
Equity - 19.4%
Fidelity Mid Cap Index Fund	588,680	25,378,009
Fidelity Small Cap Index Fund	299,678	11,115,067
iShares Global Infrastructure ETF	10,603	690,679
iShares MSCI Global Min Vol Factor ETF	119,592	15,224,062
Vanguard Dividend Appreciation ETF	40,804	9,877,424
Vanguard Energy ETF	12,869	2,318,608
Vanguard FTSE Developed Markets ETF	302,544	22,061,508
Vanguard FTSE Emerging Markets ETF	86,672	5,245,389
Vanguard Global ex-U.S. Real Estate ETF	15,219	680,898
Vanguard Materials ETF	5,822	1,376,204
Vanguard Real Estate ETF	21,244	2,048,774
Vanguard S&P 500 ETF	8,867	6,250,260
Fixed income - 21.1%
Vanguard Short-Term Bond ETF	46,040	3,568,100
Vanguard Short-Term Corporate Bond ETF	321,702	25,263,258
Vanguard Total Bond Market ETF	1,138,751	82,263,372

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $182,495,973)		$213,361,612
LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	2,691	$0
ICA Gruppen AB (D)(E)	116	0
Health care - 0.0%
NMC Health PLC (D)(E)	84	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	2,149	6,476
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	10,897	0

TOTAL COMMON STOCKS (Cost $2,716)		$6,476
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.7%
U.S. Government - 6.7%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$7,022,559	6,902,215
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	3,054,362	2,933,379
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	12,685,877	12,455,971
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	10,500,623	10,487,833
U.S. Treasury STRIPS, PO, 5.324%, 05/15/2055	3,158,900	697,499
U.S. Treasury STRIPS, PO, 5.351%, 02/15/2054	3,350,700	784,101
U.S. Treasury STRIPS, PO, 5.390%, 11/15/2052	2,792,900	691,500
U.S. Treasury STRIPS, PO, 5.410%, 08/15/2051	1,017,900	268,114

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $36,223,455)		$35,220,612
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.6571% (G)(I)	30,925	309,248

TOTAL SHORT-TERM INVESTMENTS (Cost $309,246)		$309,248
Total investments (Cost $456,652,931) - 100.1%		$526,672,166
Other assets and liabilities, net - (0.1%)		(285,397)
TOTAL NET ASSETS - 100.0%		$526,386,769
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO

As of 8-31-26
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 49.7%
Equity - 10.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,027,845	$14,883,202
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,661,528	25,221,989
Fixed income - 39.6%
Bond, Class NAV, JHSB (MIM US) (B)	6,115,860	81,340,934
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,796,165	30,862,818
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	4

LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Global Senior Loan ETF, JHETF (CQS) (B)	918,204	$22,574,045
High Yield, Class NAV, JHBT (MIM US) (B)	7,295,708	21,960,082

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $183,771,558)		$196,843,070
UNAFFILIATED INVESTMENT COMPANIES - 40.5%
Equity - 12.2%
Fidelity Mid Cap Index Fund	224,987	9,699,187
Fidelity Small Cap Index Fund	135,601	5,029,447
iShares MSCI Global Min Vol Factor ETF	40,269	5,126,244
Vanguard Dividend Appreciation ETF	12,722	3,079,615
Vanguard FTSE Developed Markets ETF	167,088	12,184,057
Vanguard FTSE Emerging Markets ETF (C)	28,112	1,701,338
Vanguard S&P 500 ETF	15,981	11,264,847
Fixed income - 28.3%
Vanguard Short-Term Bond ETF (C)	62,237	4,823,368
Vanguard Short-Term Corporate Bond ETF (C)	292,674	22,983,687
Vanguard Total Bond Market ETF	1,165,441	84,191,458

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $146,399,917)		$160,083,248
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	955	0
ICA Gruppen AB (D)(E)	41	0
Health care - 0.0%
NMC Health PLC (D)(E)	30	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	762	2,298
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	3,867	0

TOTAL COMMON STOCKS (Cost $965)		$2,298
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.8%
U.S. Government - 9.8%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$8,274,233	8,132,439
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2031	3,617,488	3,474,199
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	14,952,674	14,681,687
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	12,391,245	12,376,152

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $39,286,064)		$38,664,477
SHORT-TERM INVESTMENTS - 3.1%
Short-term funds - 3.1%
John Hancock Collateral Trust, 3.6571% (G)(H)	1,207,092	12,070,794
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $12,071,629)	$12,070,794
Total investments (Cost $381,530,133) - 103.1%	$407,663,887
Other assets and liabilities, net - (3.1%)	(12,133,875)
TOTAL NET ASSETS - 100.0%	$395,530,012
Percentages are based upon net assets.
Security Abbreviations and Legend
CQS	CQS (US), LLC
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 8-31-26.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Non-income producing.
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 8-31-26.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
5	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 8-31-26

	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Assets
Unaffiliated investments, at value (including securities loaned)	$295,118,116	$662,414,867	$674,460,699	$248,588,700	$198,750,023
Affiliated investments, at value	478,008,370	909,815,015	894,610,055	278,083,466	208,913,864
Total investments, at value	773,126,486	1,572,229,882	1,569,070,754	526,672,166	407,663,887
Dividends and interest receivable	143,102	912,743	1,713,687	839,610	873,047
Receivable for fund shares sold	258,740	340,317	699,052	146,386	182,708
Receivable for investments sold	774,522	1,879,573	641,270	48,403	445,005
Receivable for securities lending income	14	828	1,096	162	1,420
Receivable from affiliates	—	—	—	1,380	1,428
Other assets	47,481	75,868	83,037	35,839	33,386
Total assets	774,350,345	1,575,439,211	1,572,208,896	527,743,946	409,200,881
Liabilities
Due to custodian	20,295	442,314	658,708	19,731	15,910
Payable for investments purchased	51,885	518,745	1,167,689	897,357	616,573
Payable for fund shares repurchased	1,350,794	2,276,122	724,742	336,110	877,467
Payable upon return of securities loaned	31,125	—	4,027,575	—	12,068,600
Payable to affiliates
Accounting and legal services fees	34,294	70,242	69,147	23,268	17,546
Transfer agent fees	15,687	35,304	50,780	21,396	16,672
Trustees’ fees	315	647	636	216	162
Other liabilities and accrued expenses	60,576	67,976	68,181	59,099	57,939
Total liabilities	1,564,971	3,411,350	6,767,458	1,357,177	13,670,869
Net assets	$772,785,374	$1,572,027,861	$1,565,441,438	$526,386,769	$395,530,012
Net assets consist of
Paid-in capital	$512,558,063	$1,106,689,180	$1,223,428,259	$460,350,616	$381,097,834
Total distributable earnings (loss)	260,227,311	465,338,681	342,013,179	66,036,153	14,432,178
Net assets	$772,785,374	$1,572,027,861	$1,565,441,438	$526,386,769	$395,530,012
Unaffiliated investments, at cost	$207,169,943	$493,718,882	$551,363,149	$218,722,144	$185,686,946
Affiliated investments, at cost	321,039,722	645,362,527	696,068,374	237,930,787	195,843,187
Total investments, at cost	528,209,665	1,139,081,409	1,247,431,523	456,652,931	381,530,133
Securities loaned, at value	$30,395	—	$3,933,113	—	$13,393,189
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$168,444,836	$375,249,676	$543,285,505	$229,909,705	$180,514,633
Shares outstanding	9,668,353	23,522,003	38,999,470	18,634,735	16,612,181
Net asset value and redemption price per share	$17.42	$15.95	$13.93	$12.34	$10.87
Class R6
Net assets	$25,919,042	$61,548,661	$48,360,613	$12,901,269	$12,346,712
Shares outstanding	1,483,550	3,842,999	3,472,976	1,044,864	1,135,439
Net asset value, offering price and redemption price per share	$17.47	$16.02	$13.92	$12.35	$10.87
Class 1
Net assets	$578,421,496	$1,135,229,524	$973,795,320	$283,575,795	$202,668,667
Shares outstanding	33,150,868	71,083,558	69,967,469	22,973,685	18,645,173
Net asset value, offering price and redemption price per share	$17.45	$15.97	$13.92	$12.34	$10.87
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.34	$16.79	$14.66	$12.99	$11.44

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	6

STATEMENTS OF OPERATIONS For the year ended 8-31-26

	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Investment income
Dividends from affiliated investments	$7,666,408	$18,792,381	$23,566,738	$9,528,276	$8,510,649
Dividends from unaffiliated investments	4,067,782	11,388,502	14,112,490	5,999,566	5,132,605
Interest	200,305	1,982,977	3,711,016	1,690,936	1,955,204
Securities lending, net	10,469	21,160	16,652	8,239	24,107
Total investment income	11,944,964	32,185,020	41,406,896	17,227,017	15,622,565
Expenses
Investment management fees	1,523,756	3,812,741	4,496,100	1,806,779	1,567,220
Distribution and service fees	716,580	1,554,358	1,920,246	762,030	587,810
Accounting and legal services fees	126,082	257,844	256,751	86,945	66,203
Transfer agent fees	163,166	374,275	533,151	228,423	177,826
Trustees’ fees	16,340	33,431	33,256	11,305	8,608
Custodian fees	26,755	28,255	28,255	28,255	28,255
State registration fees	41,117	57,038	56,050	45,767	36,864
Printing and postage	19,936	24,579	26,008	19,566	18,843
Professional fees	64,531	87,603	87,406	57,816	54,211
Other	27,782	49,236	51,596	23,849	21,581
Total expenses	2,726,045	6,279,360	7,488,819	3,070,735	2,567,421
Less expense reductions	(13,783)	(280,386)	(604,911)	(332,192)	(360,807)
Net expenses	2,712,262	5,998,974	6,883,908	2,738,543	2,206,614
Net investment income	9,232,702	26,186,046	34,522,988	14,488,474	13,415,951
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	6,110,124	14,597,415	15,878,374	4,929,944	1,962,882
Affiliated investments	4,364,755	8,008,998	6,558,639	3,002,525	1,191,595
Capital gain distributions received from affiliated investments	12,004,794	19,969,176	14,946,638	3,149,828	955,028
	22,479,673	42,575,589	37,383,651	11,082,297	4,109,505
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	41,855,480	67,867,534	42,783,937	8,401,210	2,814,358
Affiliated investments	67,125,868	108,138,722	76,987,571	12,704,653	2,319,539
	108,981,348	176,006,256	119,771,508	21,105,863	5,133,897
Net realized and unrealized gain	131,461,021	218,581,845	157,155,159	32,188,160	9,243,402
Increase in net assets from operations	$140,693,723	$244,767,891	$191,678,147	$46,676,634	$22,659,353
7	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Lifestyle Blend Aggressive Portfolio		Lifestyle Blend Growth Portfolio		Lifestyle Blend Balanced Portfolio
	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$9,232,702	$8,586,809	$26,186,046	$24,752,961	$34,522,988	$32,667,862
Net realized gain	22,479,673	23,547,009	42,575,589	39,177,535	37,383,651	30,289,134
Change in net unrealized appreciation (depreciation)	108,981,348	42,842,882	176,006,256	76,479,781	119,771,508	54,562,290
Increase in net assets resulting from operations	140,693,723	74,976,700	244,767,891	140,410,277	191,678,147	117,519,286
Distributions to shareholders
From earnings
Class A	(6,242,727)	(1,412,327)	(11,924,453)	(3,859,151)	(9,961,829)	(8,152,310)
Class R6	(1,303,937)	(474,518)	(2,417,596)	(1,042,582)	(1,245,970)	(1,118,648)
Class 1	(25,326,146)	(7,888,778)	(41,893,590)	(18,873,508)	(22,911,844)	(23,524,901)
Total distributions	(32,872,810)	(9,775,623)	(56,235,639)	(23,775,241)	(34,119,643)	(32,795,859)
Portfolio share transactions
From portfolio share transactions	3,186,138	9,789,932	5,747,712	(25,188,547)	21,447,150	(19,216,010)
Total increase	111,007,051	74,991,009	194,279,964	91,446,489	179,005,654	65,507,417
Net assets
Beginning of year	661,778,323	586,787,314	1,377,747,897	1,286,301,408	1,386,435,784	1,320,928,367
End of year	$772,785,374	$661,778,323	$1,572,027,861	$1,377,747,897	$1,565,441,438	$1,386,435,784
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	8

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Lifestyle Blend Moderate Portfolio		Lifestyle Blend Conservative Portfolio
	Year ended 8-31-26	Year ended 8-31-25	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$14,488,474	$13,037,482	$13,415,951	$12,280,868
Net realized gain	11,082,297	4,708,062	4,109,505	4,210,391
Change in net unrealized appreciation (depreciation)	21,105,863	14,558,443	5,133,897	5,033,956
Increase in net assets resulting from operations	46,676,634	32,303,987	22,659,353	21,525,215
Distributions to shareholders
From earnings
Class A	(5,491,355)	(4,389,396)	(5,257,336)	(4,263,902)
Class R6	(374,918)	(334,222)	(425,776)	(318,316)
Class 1	(8,332,596)	(8,213,412)	(7,485,230)	(7,467,399)
Total distributions	(14,198,869)	(12,937,030)	(13,168,342)	(12,049,617)
Portfolio share transactions
From portfolio share transactions	26,878,027	26,349,881	20,439,561	33,296,532
Total increase	59,355,792	45,716,838	29,930,572	42,772,130
Net assets
Beginning of year	467,030,977	421,314,139	365,599,440	322,827,310
End of year	$526,386,769	$467,030,977	$395,530,012	$365,599,440
9	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Lifestyle Blend Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Aggressive Portfolio
Class A
08-31-2026	15.03	0.16	2.93	3.09	(0.18)	(0.52)	(0.70)	17.42	21.21[5]	0.67	0.66	0.97	168	15
08-31-2025	13.56	0.15	1.51	1.66	(0.16)	(0.03)	(0.19)	15.03	12.40[5]	0.68	0.68	1.11	126	20
08-31-2024	11.48	0.15	2.12	2.27	(0.19)	—	(0.19)	13.56	19.95[5]	0.70	0.70	1.27	94	17
08-31-2023	11.86	0.11	0.88	0.99	(0.11)	(1.26)	(1.37)	11.48	9.69[5]	0.71	0.70	0.98	62	16
08-31-2022	14.98	0.09	(2.16)	(2.07)	(0.14)	(0.91)	(1.05)	11.86	(15.01)[5]	0.68	0.68	0.69	43	91
Class R6
08-31-2026	15.07	0.24	2.92	3.16	(0.24)	(0.52)	(0.76)	17.47	21.68	0.26	0.26	1.49	26	15
08-31-2025	13.59	0.22	1.50	1.72	(0.21)	(0.03)	(0.24)	15.07	12.89	0.28	0.27	1.62	27	20
08-31-2024	11.50	0.21	2.11	2.32	(0.23)	—	(0.23)	13.59	20.46	0.29	0.29	1.69	25	17
08-31-2023	11.88	0.16	0.88	1.04	(0.16)	(1.26)	(1.42)	11.50	10.16	0.30	0.29	1.42	17	16
08-31-2022	15.01	0.16	(2.18)	(2.02)	(0.20)	(0.91)	(1.11)	11.88	(14.70)	0.27	0.27	1.19	14	91
Class 1
08-31-2026	15.05	0.22	2.93	3.15	(0.23)	(0.52)	(0.75)	17.45	21.65	0.31	0.30	1.35	578	15
08-31-2025	13.57	0.20	1.52	1.72	(0.21)	(0.03)	(0.24)	15.05	12.87	0.32	0.32	1.48	509	20
08-31-2024	11.48	0.21	2.11	2.32	(0.23)	—	(0.23)	13.57	20.45	0.34	0.33	1.73	467	17
08-31-2023	11.87	0.16	0.86	1.02	(0.15)	(1.26)	(1.41)	11.48	10.02	0.34	0.34	1.45	412	16
08-31-2022	15.00	0.18	(2.20)	(2.02)	(0.20)	(0.91)	(1.11)	11.87	(14.74)	0.31	0.31	1.30	392	91

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	10

Financial highlights continued
Lifestyle Blend Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Growth Portfolio
Class A
08-31-2026	14.06	0.22	2.21	2.43	(0.24)	(0.30)	(0.54)	15.95	17.73[5]	0.70	0.69	1.49	375	15
08-31-2025	12.88	0.21	1.17	1.38	(0.20)	—	(0.20)	14.06	10.90[5]	0.72	0.70	1.58	299	22
08-31-2024	11.11	0.20	1.78	1.98	(0.21)	—	(0.21)	12.88	18.05[5]	0.74	0.73	1.69	231	26
08-31-2023	11.57	0.15	0.65	0.80	(0.17)	(1.09)	(1.26)	11.11	7.95[5]	0.75	0.75	1.41	154	15
08-31-2022	14.32	0.14	(2.05)	(1.91)	(0.16)	(0.68)	(0.84)	11.57	(14.26)[5]	0.73	0.73	1.14	85	74
Class R6
08-31-2026	14.11	0.29	2.22	2.51	(0.30)	(0.30)	(0.60)	16.02	18.26	0.30	0.28	1.94	62	15
08-31-2025	12.92	0.27	1.17	1.44	(0.25)	—	(0.25)	14.11	11.38	0.31	0.30	2.04	59	22
08-31-2024	11.15	0.24	1.79	2.03	(0.26)	—	(0.26)	12.92	18.43	0.33	0.32	2.03	48	26
08-31-2023	11.60	0.21	0.65	0.86	(0.22)	(1.09)	(1.31)	11.15	8.51	0.34	0.34	1.88	28	15
08-31-2022	14.37	0.22	(2.09)	(1.87)	(0.22)	(0.68)	(0.90)	11.60	(14.01)	0.32	0.32	1.69	24	74
Class 1
08-31-2026	14.07	0.28	2.21	2.49	(0.29)	(0.30)	(0.59)	15.97	18.19	0.35	0.33	1.86	1,135	15
08-31-2025	12.89	0.26	1.17	1.43	(0.25)	—	(0.25)	14.07	11.33	0.36	0.34	1.99	1,020	22
08-31-2024	11.12	0.25	1.77	2.02	(0.25)	—	(0.25)	12.89	18.44	0.37	0.36	2.16	1,007	26
08-31-2023	11.58	0.21	0.63	0.84	(0.21)	(1.09)	(1.30)	11.12	8.39	0.39	0.39	1.89	903	15
08-31-2022	14.34	0.22	(2.08)	(1.86)	(0.22)	(0.68)	(0.90)	11.58	(14.00)	0.36	0.36	1.68	884	74

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
11	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Blend Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Balanced Portfolio
Class A
08-31-2026	12.51	0.28	1.42	1.70	(0.27)	(0.01)	(0.28)	13.93	13.73[5]	0.75	0.71	2.09	543	15
08-31-2025	11.74	0.26	0.77	1.03	(0.26)	—	(0.26)	12.51	8.98[5]	0.77	0.73	2.18	424	24
08-31-2024	10.40	0.25	1.33	1.58	(0.24)	—	(0.24)	11.74	15.47[5]	0.79	0.77	2.27	338	38
08-31-2023	10.82	0.19	0.39	0.58	(0.21)	(0.79)	(1.00)	10.40	6.08[5]	0.80	0.80	1.90	232	15
08-31-2022	13.33	0.19	(1.93)	(1.74)	(0.19)	(0.58)	(0.77)	10.82	(13.85)[5]	0.79	0.79	1.62	126	58
Class R6
08-31-2026	12.51	0.34	1.40	1.74	(0.32)	(0.01)	(0.33)	13.92	14.11	0.35	0.31	2.55	48	15
08-31-2025	11.74	0.31	0.77	1.08	(0.31)	—	(0.31)	12.51	9.43	0.36	0.33	2.63	47	24
08-31-2024	10.40	0.28	1.35	1.63	(0.29)	—	(0.29)	11.74	15.93	0.38	0.36	2.59	39	38
08-31-2023	10.82	0.24	0.38	0.62	(0.25)	(0.79)	(1.04)	10.40	6.53	0.40	0.40	2.35	21	15
08-31-2022	13.33	0.25	(1.93)	(1.68)	(0.25)	(0.58)	(0.83)	10.82	(13.48)	0.38	0.38	2.11	16	58
Class 1
08-31-2026	12.50	0.33	1.41	1.74	(0.31)	(0.01)	(0.32)	13.92	14.15	0.39	0.35	2.48	974	15
08-31-2025	11.73	0.31	0.77	1.08	(0.31)	—	(0.31)	12.50	9.38	0.40	0.37	2.59	916	24
08-31-2024	10.39	0.29	1.33	1.62	(0.28)	—	(0.28)	11.73	15.90	0.42	0.40	2.71	944	38
08-31-2023	10.82	0.25	0.36	0.61	(0.25)	(0.79)	(1.04)	10.39	6.40	0.44	0.44	2.38	881	15
08-31-2022	13.32	0.25	(1.93)	(1.68)	(0.24)	(0.58)	(0.82)	10.82	(13.45)	0.42	0.42	2.07	864	58

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	12

Financial highlights continued
Lifestyle Blend Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Moderate Portfolio
Class A
08-31-2026	11.56	0.32	0.78	1.10	(0.32)	—[5]	(0.32)	12.34	9.65[6]	0.83	0.76	2.70	230	17
08-31-2025	11.08	0.31	0.48	0.79	(0.31)	—	(0.31)	11.56	7.28[6]	0.84	0.78	2.77	184	23
08-31-2024	10.08	0.29	0.99	1.28	(0.28)	—	(0.28)	11.08	12.96[6]	0.86	0.82	2.81	143	47
08-31-2023	10.25	0.24	0.20	0.44	(0.24)	(0.37)	(0.61)	10.08	4.68[6]	0.88	0.86	2.38	102	20
08-31-2022	12.34	0.22	(1.73)	(1.51)	(0.21)	(0.37)	(0.58)	10.25	(12.77)[6]	0.87	0.86	2.04	55	45
Class R6
08-31-2026	11.56	0.37	0.79	1.16	(0.37)	—[5]	(0.37)	12.35	10.18	0.42	0.36	3.10	13	17
08-31-2025	11.08	0.35	0.48	0.83	(0.35)	—	(0.35)	11.56	7.72	0.43	0.37	3.19	11	23
08-31-2024	10.08	0.34	0.98	1.32	(0.32)	—	(0.32)	11.08	13.41	0.45	0.41	3.25	9	47
08-31-2023	10.25	0.28	0.20	0.48	(0.28)	(0.37)	(0.65)	10.08	5.12	0.48	0.46	2.81	7	20
08-31-2022	12.35	0.27	(1.74)	(1.47)	(0.26)	(0.37)	(0.63)	10.25	(12.49)	0.46	0.45	2.41	5	45
Class 1
08-31-2026	11.56	0.37	0.77	1.14	(0.36)	—[5]	(0.36)	12.34	10.04	0.47	0.40	3.07	284	17
08-31-2025	11.08	0.35	0.48	0.83	(0.35)	—	(0.35)	11.56	7.67	0.47	0.42	3.15	271	23
08-31-2024	10.08	0.33	0.99	1.32	(0.32)	—	(0.32)	11.08	13.37	0.49	0.45	3.22	269	47
08-31-2023	10.25	0.28	0.20	0.48	(0.28)	(0.37)	(0.65)	10.08	5.07	0.52	0.50	2.84	238	20
08-31-2022	12.35	0.27	(1.75)	(1.48)	(0.25)	(0.37)	(0.62)	10.25	(12.52)	0.50	0.49	2.38	246	45

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Less than $0.005 per share.
[6] Does not reflect the effect of sales charges, if any.
13	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Blend Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Conservative Portfolio
Class A
08-31-2026	10.60	0.36	0.27	0.63	(0.36)	—[5]	(0.36)	10.87	6.00[6]	0.89	0.79	3.33	181	19
08-31-2025	10.33	0.35	0.27	0.62	(0.35)	—	(0.35)	10.60	6.12[6]	0.90	0.81	3.38	148	25
08-31-2024	9.63	0.33	0.69	1.02	(0.32)	—	(0.32)	10.33	10.76[6]	0.92	0.86	3.35	116	63
08-31-2023	9.71	0.28	0.06	0.34	(0.29)	(0.13)	(0.42)	9.63	3.66[6]	0.95	0.92	2.89	90	26
08-31-2022	11.59	0.26	(1.58)	(1.32)	(0.24)	(0.32)	(0.56)	9.71	(11.88)[6]	0.94	0.92	2.54	60	28
Class R6
08-31-2026	10.61	0.40	0.26	0.66	(0.40)	—[5]	(0.40)	10.87	6.32	0.48	0.39	3.75	12	19
08-31-2025	10.34	0.39	0.27	0.66	(0.39)	—	(0.39)	10.61	6.55	0.49	0.40	3.79	10	25
08-31-2024	9.64	0.37	0.69	1.06	(0.36)	—	(0.36)	10.34	11.20	0.51	0.45	3.75	7	63
08-31-2023	9.72	0.31	0.07	0.38	(0.33)	(0.13)	(0.46)	9.64	4.09	0.54	0.51	3.24	7	26
08-31-2022	11.60	0.30	(1.58)	(1.28)	(0.28)	(0.32)	(0.60)	9.72	(11.50)	0.53	0.51	2.84	3	28
Class 1
08-31-2026	10.60	0.40	0.26	0.66	(0.39)	—[5]	(0.39)	10.87	6.38	0.53	0.43	3.70	203	19
08-31-2025	10.33	0.39	0.26	0.65	(0.38)	—	(0.38)	10.60	6.51	0.53	0.45	3.75	208	25
08-31-2024	9.63	0.37	0.68	1.05	(0.35)	—	(0.35)	10.33	11.16	0.56	0.50	3.74	200	63
08-31-2023	9.71	0.31	0.06	0.37	(0.32)	(0.13)	(0.45)	9.63	4.04	0.59	0.56	3.28	189	26
08-31-2022	11.60	0.30	(1.59)	(1.29)	(0.28)	(0.32)	(0.60)	9.71	(11.62)	0.58	0.55	2.80	198	28

[1] Based on average daily shares outstanding.
[2] Net investment income (loss) is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. Net investment income (loss) of any underlying funds is not included in the portfolio’s net investment income (loss) per share or net investment income (loss) ratio.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Less than $0.005 per share.
[6] Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	14

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Lifestyle Blend Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of the portfolios are as follows:
Lifestyle Blend Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Lifestyle Blend Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Lifestyle Blend Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Blend Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Lifestyle Blend Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the
15	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$477,969,435	$477,969,435	—	—
Unaffiliated investment companies	291,641,459	291,641,459	—	—
Common stocks	27,652	—	—	$27,652
U.S. Government and Agency obligations	3,449,005	—	$3,449,005	—
Short-term investments	38,935	38,935	—	—
Total investments in securities	$773,126,486	$769,649,829	$3,449,005	$27,652

Lifestyle Blend Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$909,806,550	$909,806,550	—	—
Unaffiliated investment companies	617,962,853	617,962,853	—	—
Common stocks	46,767	—	—	$46,767
U.S. Government and Agency obligations	44,405,247	—	$44,405,247	—
Short-term investments	8,465	8,465	—	—
Total investments in securities	$1,572,229,882	$1,527,777,868	$44,405,247	$46,767

Lifestyle Blend Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$890,569,001	$890,569,001	—	—
Unaffiliated investment companies	596,275,247	596,275,247	—	—
Common stocks	33,801	—	—	$33,801
U.S. Government and Agency obligations	78,151,651	—	$78,151,651	—
Short-term investments	4,041,054	4,041,054	—	—
Total investments in securities	$1,569,070,754	$1,490,885,302	$78,151,651	$33,801

Lifestyle Blend Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$277,774,218	$277,774,218	—	—
Unaffiliated investment companies	213,361,612	213,361,612	—	—
Common stocks	6,476	—	—	$6,476
U.S. Government and Agency obligations	35,220,612	—	$35,220,612	—
Short-term investments	309,248	309,248	—	—
Total investments in securities	$526,672,166	$491,445,078	$35,220,612	$6,476

| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	16

	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$196,843,070	$196,843,070	—	—
Unaffiliated investment companies	160,083,248	160,083,248	—	—
Common stocks	2,298	—	—	$2,298
U.S. Government and Agency obligations	38,664,477	—	$38,664,477	—
Short-term investments	12,070,794	12,070,794	—	—
Total investments in securities	$407,663,887	$368,997,112	$38,664,477	$2,298
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at August 31, 2026. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios’ net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
Lifestyle Blend Aggressive Portfolio	$30,395	$31,125	—
17	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
Lifestyle Blend Balanced Portfolio	$3,933,113	$4,027,575	—
Lifestyle Blend Conservative Portfolio	13,393,189	12,068,600	$1,618,699
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended August 31, 2026, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended August 31, 2026 were as follows:
Portfolio	Commitment fee
Lifestyle Blend Aggressive Portfolio	$3,658
Lifestyle Blend Growth Portfolio	7,510
Lifestyle Blend Balanced Portfolio	7,470
Lifestyle Blend Moderate Portfolio	2,533
Lifestyle Blend Conservative Portfolio	1,933
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2026, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2026:
	No Expiration Date
Portfolio	Short Term	Long Term
Lifestyle Blend Moderate Portfolio	—	$565,553
Lifestyle Blend Conservative Portfolio	—	7,865,410
As of August 31, 2026, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2026, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Blend Aggressive Portfolio	$533,094,485	$240,795,083	$(763,082)	$240,032,001
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	18

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Blend Growth Portfolio	$1,149,067,242	$426,405,782	$(3,243,142)	$423,162,640
Lifestyle Blend Balanced Portfolio	1,258,065,085	319,824,794	(8,819,125)	311,005,669
Lifestyle Blend Moderate Portfolio	462,433,335	68,979,349	(4,740,518)	64,238,831
Lifestyle Blend Conservative Portfolio	387,790,165	24,230,482	(4,356,760)	19,873,722
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Lifestyle Blend Balanced Portfolio, Lifestyle Blend Moderate Portfolio and Lifestyle Blend Conservative Portfolio generally declare and pay dividends from net investment income quarterly. All other portfolios generally declare and pay dividends from net investment income annually. All portfolios generally declare and pay capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2026 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Lifestyle Blend Aggressive Portfolio	$10,366,072	$22,506,738	$32,872,810
Lifestyle Blend Growth Portfolio	27,692,466	28,543,173	56,235,639
Lifestyle Blend Balanced Portfolio	34,119,643	—	34,119,643
Lifestyle Blend Moderate Portfolio	14,198,869	—	14,198,869
Lifestyle Blend Conservative Portfolio	13,168,342	—	13,168,342
The tax character of distributions for the year ended August 31, 2025 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Lifestyle Blend Aggressive Portfolio	$8,449,845	$1,325,778	$9,775,623
Lifestyle Blend Growth Portfolio	23,775,241	—	23,775,241
Lifestyle Blend Balanced Portfolio	32,795,859	—	32,795,859
Lifestyle Blend Moderate Portfolio	12,937,030	—	12,937,030
Lifestyle Blend Conservative Portfolio	12,049,617	—	12,049,617
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Lifestyle Blend Aggressive Portfolio	$3,283,374	$16,911,936
Lifestyle Blend Growth Portfolio	11,381,151	30,794,890
Lifestyle Blend Balanced Portfolio	8,817,491	22,190,019
Lifestyle Blend Moderate Portfolio	2,362,875	—
Lifestyle Blend Conservative Portfolio	2,423,866	—
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
19	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of each portfolio exceeds 0.05% of the average net assets of the portfolio. “Other expenses” means all of the expenses of the portfolio, excluding: management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. For Lifestyle Blend Aggressive Portfolio, Lifestyle Blend Conservative Portfolio and Lifestyle Blend Moderate Portfolio, this agreement expires on December 31, 2026, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time. For Lifestyle Blend Balanced Portfolio and Lifestyle Blend Growth Portfolio, this agreement expired on December 31, 2025.
In addition, the Advisor has voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments after payment of subadvisory fees does not exceed 0.50% of the portfolios’ first $7.5 billion of average net assets and 0.49% of the portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the portfolios.
For the year ended August 31, 2026, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class R6	Class 1	Total
Lifestyle Blend Aggressive Portfolio	$2,814	$505	$10,464	$13,783
Lifestyle Blend Growth Portfolio	64,380	11,416	204,590	280,386
Lifestyle Blend Balanced Portfolio	199,540	20,181	385,190	604,911
Lifestyle Blend Moderate Portfolio	138,898	8,259	185,035	332,192
Lifestyle Blend Conservative Portfolio	154,106	11,064	195,637	360,807
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Lifestyle Blend Aggressive Portfolio	0.21%
Lifestyle Blend Growth Portfolio	0.24%
Lifestyle Blend Balanced Portfolio	0.27%
Portfolio	Net Annual Effective Rate
Lifestyle Blend Moderate Portfolio	0.30%
Lifestyle Blend Conservative Portfolio	0.32%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class 1	0.05%
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	20

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2026:
Portfolio	Total net sales charges	Retained for printing prospectus, advertising and sales literature	Sales commission to unrelated broker-dealers
Lifestyle Blend Aggressive Portfolio	$9,874	$1,653	$8,221
Lifestyle Blend Growth Portfolio	9,241	1,516	7,725
Lifestyle Blend Balanced Portfolio	12,265	2,041	10,224
Lifestyle Blend Moderate Portfolio	13,944	2,381	11,563
Lifestyle Blend Conservative Portfolio	3,169	504	2,665
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
Lifestyle Blend Aggressive Portfolio	$489
Lifestyle Blend Growth Portfolio	251
Lifestyle Blend Balanced Portfolio	27
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Lifestyle Blend Aggressive Portfolio	Class A	$443,022	$161,871
	Class R6	—	1,295
	Class 1	273,558	—
	Total	$716,580	$163,166
Lifestyle Blend Growth Portfolio	Class A	$1,016,412	$371,304
	Class R6	—	2,971
	Class 1	537,946	—
	Total	$1,554,358	$374,275
Lifestyle Blend Balanced Portfolio	Class A	$1,452,823	$530,727
	Class R6	—	2,424
	Class 1	467,423	—
	Total	$1,920,246	$533,151
Lifestyle Blend Moderate Portfolio	Class A	$623,666	$227,812
	Class R6	—	611
	Class 1	138,364	—
	Total	$762,030	$228,423
Lifestyle Blend Conservative Portfolio	Class A	$485,288	$177,251
	Class R6	—	575
	Class 1	102,522	—
	Total	$587,810	$177,826
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
21	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the years ended August 31, 2026 and 2025 were as follows:
Lifestyle Blend Aggressive Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,510,450	$56,581,866	3,881,106	$53,627,318
Distributions reinvested	408,286	6,242,691	105,539	1,412,106
Repurchased	(2,601,096)	(41,783,837)	(2,556,224)	(35,252,216)
Net increase	1,317,640	$21,040,720	1,430,421	$19,787,208
Class R6 shares
Sold	188,609	$3,013,811	386,258	$5,276,685
Distributions reinvested	85,280	1,303,937	35,465	474,518
Repurchased	(603,402)	(9,510,733)	(485,217)	(6,441,654)
Net decrease	(329,513)	$(5,192,985)	(63,494)	$(690,451)
Class 1 shares
Sold	2,816,925	$45,615,207	2,674,860	$36,771,054
Distributions reinvested	1,657,470	25,326,146	590,036	7,888,778
Repurchased	(5,148,884)	(83,602,950)	(3,881,780)	(53,966,657)
Net decrease	(674,489)	$(12,661,597)	(616,884)	$(9,306,825)
Total net increase	313,638	$3,186,138	750,043	$9,789,932

Lifestyle Blend Growth Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,198,209	$107,345,454	8,770,139	$114,680,906
Distributions reinvested	833,008	11,920,343	304,210	3,854,345
Repurchased	(5,789,919)	(86,394,583)	(5,765,261)	(75,160,187)
Net increase	2,241,298	$32,871,214	3,309,088	$43,375,064
Class R6 shares
Sold	651,708	$9,603,667	912,875	$11,945,904
Distributions reinvested	168,827	2,417,596	82,223	1,042,582
Repurchased	(1,132,993)	(16,849,102)	(535,965)	(6,886,966)
Net increase (decrease)	(312,458)	$(4,827,839)	459,133	$6,101,520
Class 1 shares
Sold	6,111,838	$92,711,847	3,239,645	$42,447,936
Distributions reinvested	2,931,672	41,893,590	1,491,977	18,873,508
Repurchased	(10,418,158)	(156,901,100)	(10,393,642)	(135,986,575)
Net decrease	(1,374,648)	$(22,295,663)	(5,662,020)	$(74,665,131)
Total net increase (decrease)	554,192	$5,747,712	(1,893,799)	$(25,188,547)

Lifestyle Blend Balanced Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	12,939,718	$171,281,112	13,130,880	$155,077,163
Distributions reinvested	764,599	9,955,028	696,649	8,143,167
Repurchased	(8,580,120)	(113,730,272)	(8,696,947)	(102,505,773)
Net increase	5,124,197	$67,505,868	5,130,582	$60,714,557
Class R6 shares
Sold	653,439	$8,612,364	1,051,520	$12,528,134
Distributions reinvested	95,917	1,245,970	95,809	1,118,648
Repurchased	(1,003,734)	(13,382,166)	(735,964)	(8,631,295)
Net increase (decrease)	(254,378)	$(3,523,832)	411,365	$5,015,487
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	22

Lifestyle Blend Balanced Portfolio, Cont’d	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	6,091,196	$81,672,608	3,952,125	$46,990,592
Distributions reinvested	1,763,966	22,911,844	2,015,256	23,524,901
Repurchased	(11,156,009)	(147,119,338)	(13,192,069)	(155,461,547)
Net decrease	(3,300,847)	$(42,534,886)	(7,224,688)	$(84,946,054)
Total net increase (decrease)	1,568,972	$21,447,150	(1,682,741)	$(19,216,010)

Lifestyle Blend Moderate Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,225,580	$74,608,874	6,121,931	$67,866,804
Distributions reinvested	462,992	5,488,529	398,424	4,385,232
Repurchased	(3,999,000)	(47,893,678)	(3,479,688)	(38,456,484)
Net increase	2,689,572	$32,203,725	3,040,667	$33,795,552
Class R6 shares
Sold	301,549	$3,576,263	246,029	$2,729,364
Distributions reinvested	31,641	374,918	30,363	334,222
Repurchased	(270,197)	(3,229,186)	(106,033)	(1,173,607)
Net increase	62,993	$721,995	170,359	$1,889,979
Class 1 shares
Sold	3,100,563	$36,966,378	2,368,390	$26,197,388
Distributions reinvested	703,552	8,332,596	745,907	8,213,412
Repurchased	(4,306,239)	(51,346,667)	(3,951,151)	(43,746,450)
Net decrease	(502,124)	$(6,047,693)	(836,854)	$(9,335,650)
Total net increase	2,250,441	$26,878,027	2,374,172	$26,349,881

Lifestyle Blend Conservative Portfolio	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,596,094	$60,366,046	5,455,229	$56,107,124
Distributions reinvested	488,958	5,234,777	413,352	4,239,914
Repurchased	(3,402,607)	(36,664,511)	(3,124,611)	(32,160,094)
Net increase	2,682,445	$28,936,312	2,743,970	$28,186,944
Class R6 shares
Sold	355,545	$3,813,650	263,294	$2,689,571
Distributions reinvested	39,773	425,776	31,039	318,316
Repurchased	(167,325)	(1,797,159)	(108,042)	(1,104,101)
Net increase	227,993	$2,442,267	186,291	$1,903,786
Class 1 shares
Sold	2,431,694	$26,159,216	3,335,368	$34,324,251
Distributions reinvested	699,664	7,485,230	728,348	7,467,399
Repurchased	(4,138,848)	(44,583,464)	(3,749,726)	(38,585,848)
Net increase (decrease)	(1,007,490)	$(10,939,018)	313,990	$3,205,802
Total net increase	1,902,948	$20,439,561	3,244,251	$33,296,532
Affiliates of the Trust owned 100% of shares of Class 1 on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2026:
23	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Lifestyle Blend Aggressive Portfolio	$990,008	$104,805,520	$1,226,280	$112,767,432
Lifestyle Blend Growth Portfolio	21,353,655	206,731,942	11,330,724	222,465,930
Lifestyle Blend Balanced Portfolio	34,754,312	218,221,736	22,150,728	196,477,145
Lifestyle Blend Moderate Portfolio	15,416,961	96,038,317	9,951,525	72,118,584
Lifestyle Blend Conservative Portfolio	15,026,126	78,350,779	12,057,456	60,711,968
Note 7—Investment in affiliated underlying funds
Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At August 31, 2026, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Lifestyle Blend Growth Portfolio	John Hancock Funds II U.S. Sector Rotation Fund	8.2%
Lifestyle Blend Balanced Portfolio	John Hancock Global Senior Loan ETF	7.0%
Lifestyle Blend Growth Portfolio	John Hancock Funds II International Strategic Equity Allocation Fund	6.6%
Lifestyle Blend Balanced Portfolio	John Hancock Funds II U.S. Sector Rotation Fund	6.4%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Lifestyle Blend Aggressive Portfolio
Bond	400,544	$7,061,922	$6,100,384	$(7,810,778)	$136,927	$(161,222)	$143,579	—	$5,327,233
Emerging Markets Debt	483,798	3,296,679	2,222,067	(1,641,728)	30,760	25,501	209,520	—	3,933,279
High Yield	653,369	1,654,024	1,199,561	(841,785)	(4,433)	(40,727)	128,857	—	1,966,640
International Strategic Equity Allocation	15,091,342	176,140,193	16,539,288	(15,489,128)	1,714,213	39,618,068	5,287,027	—	218,522,634
John Hancock Collateral Trust*	3,893	1,367,287	146,632,511	(147,956,524)	(4,305)	(34)	16,939	—	38,935
U.S. Sector Rotation	16,351,756	227,731,323	27,294,041	(36,981,590)	2,491,593	27,684,282	1,890,955	$12,004,794	248,219,649
					$4,364,755	$67,125,868	$7,676,877	$12,004,794	$478,008,370
Lifestyle Blend Growth Portfolio
Bond	4,492,459	$63,036,860	$15,256,170	$(17,043,734)	$(147,161)	$(1,352,427)	$2,924,360	—	$59,749,708
Emerging Markets Debt	3,805,058	26,452,481	5,427,704	(1,429,038)	45,272	438,702	1,630,376	—	30,935,121
Global Senior Loan ETF	918,421	19,907,234	4,350,829	(1,317,197)	(27,526)	(333,960)	1,162,126	—	22,579,380
High Yield	6,719,870	18,336,664	5,836,337	(3,460,994)	(62,953)	(422,244)	1,415,623	—	20,226,810
International Strategic Equity Allocation	24,892,901	288,544,216	35,015,234	(30,146,516)	2,985,584	64,050,694	8,500,250	—	360,449,212
John Hancock Collateral Trust*	847	9,111,779	436,404,454	(445,500,275)	(6,687)	(806)	35,327	—	8,465
U.S. Sector Rotation	27,395,673	389,030,694	32,665,734	(56,811,341)	5,222,469	45,758,763	3,145,479	$19,969,176	415,866,319
					$8,008,998	$108,138,722	$18,813,541	$19,969,176	$909,815,015
Lifestyle Blend Balanced Portfolio
Bond	11,209,844	$136,809,789	$23,865,368	$(7,968,739)	$(193,533)	$(3,421,955)	$6,749,198	—	$149,090,930
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	24

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	7,551,838	$53,094,064	$8,835,788	$(1,527,973)	$63,131	$931,437	$3,235,977	—	$61,396,447
Global Senior Loan ETF	1,828,858	40,125,593	7,299,356	(1,760,249)	(17,645)	(684,581)	2,310,403	—	44,962,474
High Yield	14,174,203	36,757,429	9,402,799	(2,540,042)	(54,132)	(901,704)	2,828,335	—	42,664,350
International Strategic Equity Allocation	18,338,648	207,880,634	37,169,074	(28,428,124)	3,335,301	45,586,743	6,075,500	—	265,543,628
John Hancock Collateral Trust*	404,109	3,024,811	417,918,666	(416,900,886)	(1,594)	57	29,632	—	4,041,054
U.S. Sector Rotation	21,535,650	294,510,785	31,864,042	(38,368,340)	3,427,111	35,477,574	2,354,345	$14,946,638	326,911,172
					$6,558,639	$76,987,571	$23,583,390	$14,946,638	$894,610,055
Lifestyle Blend Moderate Portfolio
Bond	5,992,603	$71,505,300	$13,416,385	$(3,285,041)	$9,405	$(1,944,428)	$3,582,863	—	$79,701,621
Emerging Markets Debt	3,798,796	27,076,318	4,626,713	(1,332,951)	89,727	424,407	1,647,140	—	30,884,214
Global Senior Loan ETF	914,918	20,429,700	4,420,674	(1,997,259)	(24,115)	(335,741)	1,171,599	—	22,493,259
High Yield	7,245,018	18,732,226	5,256,753	(1,695,437)	(16,491)	(469,547)	1,445,844	—	21,807,504
International Strategic Equity Allocation	3,643,322	40,248,006	12,084,382	(9,250,132)	1,385,771	8,287,270	1,178,060	—	52,755,297
John Hancock Collateral Trust*	30,925	952,827	240,245,390	(240,888,094)	(862)	(13)	14,858	—	309,248
U.S. Sector Rotation	4,620,048	60,736,815	13,824,178	(12,730,465)	1,559,090	6,742,705	496,151	$3,149,828	70,132,323
					$3,002,525	$12,704,653	$9,536,515	$3,149,828	$278,083,466
Lifestyle Blend Conservative Portfolio
Bond	6,115,860	$76,046,951	$13,794,890	$(6,563,952)	$(5,660)	$(1,931,295)	$3,679,769	—	$81,340,934
Emerging Markets Debt	3,796,165	28,561,342	4,984,199	(3,227,725)	144,131	400,871	1,674,393	—	30,862,818
Global Senior Loan ETF	918,204	21,662,357	4,291,723	(3,015,650)	(36,956)	(327,429)	1,190,502	—	22,574,045
High Yield	7,295,708	19,754,831	5,127,664	(2,427,864)	(16,593)	(477,956)	1,471,380	—	21,960,082
International Strategic Equity Allocation	1,027,845	11,673,979	6,962,760	(6,688,918)	688,720	2,246,661	339,312	—	14,883,202
John Hancock Collateral Trust*	1,207,092	1,927	321,688,310	(309,613,656)	(4,949)	(838)	28,967	—	12,070,794
U.S. Sector Rotation	1,661,528	18,776,314	11,175,182	(7,561,934)	422,902	2,409,525	150,433	$955,028	25,221,989
					$1,191,595	$2,319,539	$8,534,756	$955,028	$208,913,864

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Segment reporting
The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”,
25	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Lifestyle Blend Aggressive Portfolio, Lifestyle Blend Growth Portfolio, Lifestyle Blend Balanced Portfolio, Lifestyle Blend Moderate Portfolio and Lifestyle Blend Conservative Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of Lifestyle Blend Aggressive Portfolio, Lifestyle Blend Growth Portfolio, Lifestyle Blend Balanced Portfolio, Lifestyle Blend Moderate Portfolio and Lifestyle Blend Conservative Portfolio (five of the portfolios constituting John Hancock Funds II, hereafter collectively referred to as the "Portfolios") as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 8, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2026.
Dividend Received Deduction Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Qualified Dividend Income Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources:
Portfolio	Foreign sourced income	Foreign tax credit
Lifestyle Blend Aggressive Portfolio	$6,467,771	$449,072
Lifestyle Blend Growth Portfolio	10,876,360	760,098
Lifestyle Blend Balanced Portfolio	8,037,208	563,047
Lifestyle Blend Moderate Portfolio	1,677,848	119,842
Long Term Capital Gains The portfolios below paid the following amounts in capital gain dividends:
Portfolio	Long term capital gains
Lifestyle Blend Aggressive Portfolio	$22,506,738
Lifestyle Blend Growth Portfolio	28,543,173
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	28

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement between the Advisor and Manulife Investment Management (US) (the Subadvisor) with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisor with respect to the Funds.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services.  The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments.  The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds; and
(f)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangement generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board reviewed Fund performance against each Fund’s respective peer group median and benchmark index and concluded that the performance of certain Funds has generally been in-line with or generally outperformed the historical performance of comparable funds based on the median percentile and the performance of certain other Funds is being monitored and reasonably addressed, where appropriate, as noted in Appendix A.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds.  In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	30

(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the Funds;
(h)noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)noted that the subadvisory fees for the Funds are paid by the Advisor;
(k) with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest;
(l)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor), from their relationship with each Fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. (The funds that are not Participating Portfolios as of the date of this annual report are each of the Funds, each of the other funds of funds of the Trust and of John Hancock Variable Insurance Trust, John Hancock Collateral Trust, and John Hancock Managed Account Shares. The Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement);
(b)reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)the subadvisory fee for each Fund, and to the extent available, comparative fee information, where available, prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as
31	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of certain Funds has generally been in-line with or generally outperformed the historical performance of comparable funds based on the median percentile and the performance of certain other Funds is being monitored and reasonably addressed, where appropriate, as noted in Appendix A;
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)the subadvisory fees are paid by the Advisor and not the Funds.
In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and that the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	32

APPENDIX A

Portfolio (subadvisor)	Performance of fund, as of 12.31.2025	Fees and expenses	Comments
Lifestyle Blend Aggressive Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three-, five-, and ten-year periods.
Lipper Category – The fund outperformed the median for the one-, five-, and ten-year periods and underperformed for the three-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-, five-, and ten-year periods and relative to the peer group median for the three-year period, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board also noted the fund’s favorable performance relative to the benchmark index for the one-year period and relative to the peer group median for the one-, five-, and ten-year periods.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board took into account management’s discussion of the fund’s fees and expenses and considered the fund’s relatively higher net management fees and lower net total expenses compared to peers.
Lifestyle Blend Growth Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five-, and ten-year periods. Lipper Category – The fund outperformed for the one-, three-, five-, and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five-, and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board also noted the fund’s favorable performance relative to the peer group median for the one-, three-, five-, and ten-year periods.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board took into account management’s discussion of the fund’s fees and expenses and considered the fund’s relatively higher net management fees and lower net total expenses compare to peers.
33	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Portfolio (subadvisor)	Performance of fund, as of 12.31.2025	Fees and expenses	Comments
Lifestyle Blend Balanced Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five-, and ten-year periods.
Lipper Category – The fund underperformed the median for the one-, three-, and five-year periods and outperformed the median for the ten-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five-, and ten-year periods and the peer group median for the one-, three-, and five- year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board took into account management’s discussion of the fund’s fees and expenses and considered the fund’s relatively higher net management fees and lower net total expenses compared to peers.
Lifestyle Blend Moderate Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five-, and ten-year periods. Lipper Category – The fund outperformed the median for the one-, three-, five-, and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five-, and ten-year periods.
The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one-, three-, five-, and ten-year periods.
The Board took into account management’s discussion of the fund’s fees and expenses and considered the fund’s relatively higher net management fees and lower net total expenses compared to peers.
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	34

Portfolio (subadvisor)	Performance of fund, as of 12.31.2025	Fees and expenses	Comments
Lifestyle Blend Conservative Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three-, five-, and ten-year periods.
Lipper Category – The fund outperformed the median for the one-, three-, and ten-year periods and underperformed for the five-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-, five-, and ten-year periods and relative to the peer group median for the five-year period.
The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-year period and relative to the peer group median for the one-, three-, and ten-year periods.
The Board took into account management’s discussion of the fund’s fees and expenses and considered the fund’s relatively higher net management fees and lower net total expenses compared to peers.
35	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
| JOHN HANCOCK Lifestyle Blend Balanced Portfolio	36

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Lifestyle Blend Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889439	MILA8/26
10/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 8, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	October 8, 2026